File No. 333-121280

               SECURITIES AND EXCHANGE COMMISSION
                   WASHINGTON, D.C. 20549-1004

                         POST-EFFECTIVE
                         AMENDMENT NO. 2

                               TO
                            FORM S-6

For Registration Under the Securities Act of 1933 of Securities of Unit Investment Trusts Registered on Form N-8B-2

                             FT 927
                   ENERGY PORTFOLIO, SERIES 16
                EQUITY INCOME PORTFOLIO, SERIES 7
                 FINANCIALS PORTFOLIO, SERIES 17
               PHARMACEUTICAL PORTFOLIO, SERIES 18
               PRECIOUS METALS PORTFOLIO, SERIES 3
                 TECHNOLOGY PORTFOLIO, SERIES 21
                      (Exact Name of Trust)

                  First Trust Portfolios, L.P.
                    (Exact Name of Depositor)

                      1001 Warrenville Road
                     Lisle, Illinois  60532

  (Complete address of Depositor's principal executive offices)


          First Trust Portfolios, L.P. CHAPMAN AND CUTLER LLP
          Attn:  James A. Bowen        Attn:  Eric F. Fess
          1001 Warrenville Road        111 West Monroe Street
          Lisle, Illinois  60532       Chicago, Illinois  60603

        (Name and complete address of agents for service)

It is proposed that this filing will become effective (check appropriate box)

:    :  immediately upon filing pursuant to paragraph (b)
:  x :  April 30, 2007
:    :  60 days after filing pursuant to paragraph (a)
:    :  on (date) pursuant to paragraph (a) of rule (485 or 486)


                                     FT 927
                           ENERGY PORTFOLIO, SERIES 16
                                 1,575,198 UNITS



PROSPECTUS
Part One
Dated April 30, 2007

Note:   Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

FT 927, Energy Portfolio, Series 16 (the "Trust") is a unit investment trust consisting of a diversified portfolio of common stocks of companies engaged in the energy industry. At March 1, 2007, each Unit represented a 1/1,575,198 undivided interest in the principal and net income of the Trust (see "The FT Series" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor, First Trust Portfolios L.P., in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 3.45% of the Public Offering Price (3.573% of the net amount invested) including Income and Principal cash. At March 1, 2007, the Public Offering Price per Unit was $14.484 (see "Public Offering" in Part Two). The minimum purchase is $1,000 ($500 for Individual Retirement Accounts or other qualified retirement plans).

        Please retain all parts of this Prospectus for future reference.
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THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
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                           FIRST TRUST PORTFOLIOS L.P.
                                     Sponsor

                                     FT 927
                           ENERGY PORTFOLIO, SERIES 16
              SUMMARY OF ESSENTIAL INFORMATION AS OF MARCH 1, 2007

                      Sponsor: First Trust Portfolios L.P.
                    Evaluator: First Trust Advisors L.P.
                      Trustee: The Bank of New York

GENERAL INFORMATION
Number of Units (rounded to the nearest whole unit)                                  1,575,198
Fractional Undivided Interest in the Trust per Unit                                1/1,575,198
Public Offering Price:
   Aggregate Value of Securities in the Portfolio                                  $21,694,950
   Aggregate Value of Securities per Unit                                              $13.773
   Income and Principal cash (overdraft) in the Portfolio                             $333,655
   Income and Principal cash (overdraft) per Unit                                       $0.212
   Sales Charge 3.573% (3.45% of Public Offering Price,
      including Income and Principal cash)                                              $0.499
   Public Offering Price per Unit                                                      $14.484
Redemption Price and Sponsor Repurchase Price per Unit
   ($0.499 less than the Public Offering Price per Unit)                               $13.985

Date Trust Established                                                        January 18, 2005

Mandatory Termination Date                                                    January 18, 2010

Portfolio supervision, bookkeeping, administrative and evaluation fees are $0.0080 per Unit annually.

Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading on the New York Stock Exchange (generally 4:00 p.m.
Eastern time) on each day on which it is open.

Trustee's Annual Fee: $0.0096 per Unit.

Capital Distribution Record Date and Distribution Date: Distributions from the
Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $0.01 per Unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.

Income Distribution Record Date: Fifteenth day of each June and December.

Income Distribution Date:  Last day of each June and December.

A Unit holder who owns at least 2,500 Units may request an "In-Kind
Distribution" upon redemption or upon termination of the Trust. See "Income and Capital Distributions" in Part Two.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The Unit Holders of FT 927,
Energy Portfolio, Series 16


We have audited the statement of assets and liabilities of FT 927, Energy Portfolio, Series 16 (the "Trust"), including the schedule of investments, as of December 31, 2006, and the related statements of operations and of changes in net assets for the year then ended and for the period from January 18, 2005 (Initial Date of Deposit) to December 31, 2005. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by the Trust's Sponsor, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the Trustee. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of FT 927, Energy Portfolio, Series 16, at December 31, 2006, and the results of its operations and changes in its net assets for the year then ended and for the period from January 18, 2005 (Initial Date of Deposit) to December 31, 2005, in conformity with accounting principles generally accepted in the United States of America.



Deloitte & Touche LLP
Chicago, Illinois
April 26, 2007

                                     FT 927
                           ENERGY PORTFOLIO, SERIES 16

                       STATEMENT OF ASSETS AND LIABILITIES

                                December 31, 2006

ASSETS
Securities, at fair value (cost, $17,413,700)                                      $23,752,885
Cash                                                                                   378,077
Dividends receivable                                                                    36,727
Receivable from investment transactions                                                103,236
                                                                                   -----------
TOTAL ASSETS                                                                       $24,270,925
                                                                                   ===========

LIABILITIES AND NET ASSETS

Accrued liabilities                                                                $     9,481
Unit redemptions payable                                                                99,098
Payable for investments purchased                                                      116,124
                                                                                   -----------
TOTAL LIABILITIES                                                                      224,703
                                                                                   -----------

Net assets, applicable to 1,678,221 outstanding
  units of fractional undivided interest:
   Cost of Securities                                                               17,413,700
   Net unrealized appreciation (depreciation)                                        6,339,185
   Distributable funds (deficit), net of deferred sales charges
      of $1,632,104 and organization costs of $83,995                                  293,337
                                                                                   -----------
                                                                                    24,046,222
                                                                                   -----------
TOTAL LIABILITIES AND NET ASSETS                                                   $24,270,925
                                                                                   ===========
Net asset value per unit                                                           $    14.328
                                                                                   ===========


Unit amounts are rounded to the nearest whole unit.
See notes to financial statements.

                                     FT 927
                           ENERGY PORTFOLIO, SERIES 16

                             SCHEDULE OF INVESTMENTS

                                December 31, 2006

     Number                                                                          Fair
    of Shares           Name of Issuer of Equity Securities (1)                      Value
                        OIL & GAS-DRILLING - 9%
                        -----------------------
    12,009              Noble Corporation                                            $   914,485
    33,738              Patterson-UTI Energy, Inc.                                       783,734
    19,554              Precision Drilling Trust                                         452,871

                        OIL & GAS-EXPLORATION & PRODUCTION - 24%
                        ----------------------------------------
    11,999              Apache Corporation                                               798,053
    28,833 (2)          Canadian Natural Resources Ltd.                                1,534,781
    16,206              Devon Energy Corporation                                       1,087,098
    11,263              The Houston Exploration Company *                                583,198
    17,557              Pioneer Natural Resources Company                                696,837
    23,895              XTO Energy, Inc.                                               1,124,260

                        OIL-FIELD EQUIPMENT & SERVICES - 17%
                        ------------------------------------
    27,333              BJ Services Company                                              801,404
    31,111              Helix Energy Solutions Group Inc.*                               975,952
    17,387              National-Oilwell, Inc. *                                       1,063,737
    31,963              Weatherford International, Ltd. *                              1,335,734

                        OIL-INTEGRATED - 43%
                        --------------------
       294 (2) (5)      Arkema, Inc. (ADR) *                                              15,092
    10,831 (2)          BP Plc (ADR)                                                     726,760
    11,998              ChevronTexaco Corporation                                        882,213
    14,087              ConocoPhillips                                                 1,013,560
    12,897 (2) (3)      Eni SpA (ADR)                                                    867,710
    12,224              Exxon Mobil Corporation                                          936,725
    16,333              Marathon Oil Corporation                                       1,510,803
    25,058 (2)          Petro-Canada                                                   1,028,380
    15,983 (2)          Petroleo Brasileiro S.A. (ADR)                                 1,646,089
    11,141 (2)          Royal Dutch Shell Plc                                            788,671
    11,792 (2) (4) (5)  Total S.A. (ADR)                                                 848,081

                        OIL-REFINING & MARKETING - 6%
                        -----------------------------
    26,127              Valero Energy Corporation                                      1,336,657
                                                                                     -----------
                        Total Securities (total cost $17,413,700) - 99%              $23,752,885
                                                                                     ===========

                                     FT 927
                           ENERGY PORTFOLIO, SERIES 16

                       SCHEDULE OF INVESTMENTS (continued)

                                December 31, 2006


(1) Percentages are calculated based on net assets. Securities of companies headquartered outside of the United States of America comprise approximately 31% of the net assets of the Trust.

(2) This security represents the common stock of a foreign company which trades directly or through an American Depository Receipt ("ADR") on a U.S. national securities exchange.

(3)     The number of shares reflects the effect of a 5 for 2 stock split.

(4)     The number of shares reflects the effect of a 2 for 1 stock split.

(5) In May 2006, Total S.A. ("Total"), one of the Trust's original holdings, spun off Arkema, Inc. ("Arkema"). Each share holder of Total received
        0.05 shares of Arkema for each share of Total held.

* This security has not paid a cash dividend for the past 12 months.


See notes to financial statements.

                                     FT 927
                           ENERGY PORTFOLIO, SERIES 16

                            STATEMENTS OF OPERATIONS

                                                                                  Period from
                                                                               January 18, 2005
                                                                  Year ended   (Initial Date of
                                                                 December 31,     Deposit) to
                                                                     2006      December 31, 2005
Dividend income (net of foreign taxes withheld of $57,261
and $62,950 in 2006 and 2005 respectively)                       $   469,528     $   746,723

Expenses
   Trustee and other service fees                                    (34,374)        (39,389)
   Portfolio supervision, bookkeeping,
      administrative and evaluation fees                             (17,734)        (24,592)
   Creation and development fees                                           -        (231,954)
   Other expenses                                                     (9,396)        (17,018)
                                                                 ----------------------------
   Total expenses                                                    (61,504)       (312,953)
                                                                 ----------------------------
      Investment income (loss) - net                                 408,024         433,770

Net gain (loss) on investments:
   Net realized gain (loss)                                        6,992,508       4,127,147
   Change in net unrealized appreciation
      (depreciation)                                              (3,587,426)      9,926,611
                                                                 ----------------------------
                                                                   3,405,082      14,053,758
                                                                 ----------------------------
Net increase (decrease) in net assets
   resulting from operations                                     $ 3,813,106     $14,487,528
                                                                 ============================


See notes to financial statements.

                                     FT 927
                           ENERGY PORTFOLIO, SERIES 16

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  Period from
                                                                               January 18, 2005
                                                                   Year ended  (Initial Date of
                                                                  December 31,    Deposit) to
                                                                      2006     December 31, 2005
Net increase (decrease) in net assets
  resulting from operations:
   Investment income (loss) - net                                $   408,024     $   433,770
   Net realized gain (loss) on investments                         6,992,508       4,127,147
   Change in net unrealized appreciation
      (depreciation) on investments                               (3,587,426)      9,926,611
                                                                 ----------------------------
   Net increase (decrease) in net assets
      resulting from operations                                    3,813,106      14,487,528
                                                                 ----------------------------

Units issued                                                       1,046,782      52,832,234
   Deferred sales charge                                                   -      (1,626,929)
   Organization costs                                                      -         (83,560)
                                                                 ----------------------------
   Total                                                           1,046,782      51,121,745
                                                                 ----------------------------

Unit redemptions                                                 (23,755,142)    (20,385,870)

Distributions to unit holders:
   Investment income - net                                          (356,691)       (656,053)
   Principal from investment transactions                         (1,411,333)              -
                                                                 ----------------------------
   Total distributions                                            (1,768,024)       (656,053)
                                                                 ----------------------------
Total increase (decrease) in net assets                          (20,663,278)     44,567,350

Net assets:
   Beginning of the period                                        44,709,500         142,150
                                                                 ----------------------------
   End of the period                                             $24,046,222     $44,709,500
                                                                 ============================
Distributable funds (deficit) at end of the period               $   293,337     $   195,839
                                                                 ============================
Trust units:
   Beginning of the period                                         3,203,040          15,001
   Issued                                                             73,142       4,719,070
   Redemptions                                                    (1,597,961)     (1,531,031)
                                                                 ----------------------------
   End of the period                                               1,678,221       3,203,040
                                                                 ============================

Unit amounts are rounded to the nearest whole unit.
See notes to financial statements.

                                     FT 927
                           ENERGY PORTFOLIO, SERIES 16

                          NOTES TO FINANCIAL STATEMENTS


1.    Organization

FT 927, Energy Portfolio, Series 16 (the "Trust") is a unit investment trust consisting of a diversified portfolio of common stocks of companies engaged in the energy industry. The Trust was established on January 18, 2005, and has a mandatory termination date of January 18, 2010.


2.    Significant accounting policies

Basis of presentation - The financial statements are presented on the accrual basis of accounting.

Security valuation - Securities are stated at fair value as reported by First Trust Advisors L.P. (the "Evaluator"), an affiliate of First Trust Portfolios L.P. (the "Sponsor"), and as determined generally based on the closing sale prices of listed equity securities or, if no closing sale price is available, then the closing bid price, and the closing bid prices of over-the-counter traded equity securities. If the closing bid price is unavailable, the valuation is generally determined a) on the basis of current bid prices for comparable securities, b) by appraising the value of the securities on the bid side of the market, or c) by any combination of the above.

Dividend income - Dividends are recognized on the ex-dividend date.

Security cost - Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Securities transactions are recorded on the trade date.

Federal income taxes - The Trust is not taxable for federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for federal income taxes.

Expenses of the Trust - The Trust pays a fee for Trustee services of $0.0096 per annum per unit, and an annual fee for portfolio supervision, bookkeeping, administrative and evaluation services to the Evaluator of $0.0080 per unit. Such fees are based on the largest aggregate number of units outstanding during the calendar year, except during the initial public offering period, in which case the fee is based on the largest number of units outstanding during the period for which compensation is paid. The Trust incurs expenses of the Trustee according to its responsibilities under the Trust Indenture. The Trust may incur other miscellaneous expenses.

The Trust paid a creation and development fee of $0.050 per Unit at the end of the initial offering period, which compensated the Sponsor for creating and developing the Trust.

Organization costs - The Public Offering Price paid by unit holders included an amount sufficient to pay for all or a portion of the costs incurred in establishing the Trust, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs, totaling $83,995 have been paid.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Reclassification - Certain amounts in the prior years have been reclassified to conform to the current year presentation.

3. Net unrealized appreciation (depreciation)

An analysis of net unrealized appreciation (depreciation) at December 31, 2006 follows:


                  Unrealized appreciation                     $ 6,498,821
                  Unrealized depreciation                        (159,636)
                                                              ------------
                                                              $ 6,339,185
                                                              ============


4.    Other information

Cost to investors - The cost to initial investors of units of the Trust was based on the aggregate underlying value of the securities on the date of an investor's purchase, plus any cash, dividends receivable, and the maximum sales charge of 4.95% of the Public Offering Price (equivalent to approximately 5.00% of the net amount invested, exclusive of the deferred sales charge and the creation and development fee). The maximum sales charge consists of the initial up-front sales charge of $0.100 per unit, the deferred sales charge of $0.345 per unit which was paid to the Sponsor over a three-month period ended September 20, 2005 and the creation and development fee.

Distributions to unit holders - Income distributions to unit holders, if any, are made on the last day of each June and December to unit holders of record on the fifteenth day of each June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $0.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

5.    Financial Highlights

Dividend income, Expenses, and Investment income (loss) - net per unit have been calculated based on the weighted-average number of units outstanding during the period. Distributions to unit holders, if any, per unit reflect the Trust's actual distributions during the period. The Net gain (loss) on investments per unit includes the effects of changes arising from the issuance and/or redemption of units during the period at net asset values which differed from the net asset value per unit at the beginning of the period. Total return does not include reinvestment of distributions. The net investment income (loss) and total expense ratios are computed based upon the quarterly weighted average net assets for the Trust.

                                                                                     Period from
                                                                                  January 18, 2005
                                                                       Year ended (Initial Date of
                                                                      December 31,   Deposit) to
                                                                          2006    December 31, 2005
Dividend income                                                         $  0.206       $ 0.220
Expenses                                                                  (0.027)       (0.092)
                                                                        -----------------------
      Investment income (loss) - net                                       0.179         0.128

Distributions to unit holders:
   Investment income - net                                                (0.181)       (0.187)
   Principal from investment transactions                                 (0.844)            -

Net gain (loss) on investments                                             1.216         4.541
                                                                        -----------------------
      Total increase (decrease) in net assets                              0.370         4.482

Net assets:
   Beginning of the period                                                13.958         9.476
                                                                        -----------------------
   End of the period                                                    $ 14.328       $13.958
                                                                        =======================

Total return                                                               9.99 %       49.27 % *
Ratio of total expenses to average net assets                              0.18 %        0.66 %
Ratio of net investment income (loss) to
   average net assets                                                      1.21 %        0.91 %



*  Not annualized.

                                     FT 927
                           ENERGY PORTFOLIO, SERIES 16

                                    PART ONE
                 Must be Accompanied by Part Two and Part Three

                                 ---------------
                               P R O S P E C T U S
                                 ---------------


                  SPONSOR:                     First Trust Portfolios L.P.
                                               1001 Warrenville Road
                                               Lisle, Illinois 60532
                                               (800) 621-1675

                  TRUSTEE:                     The Bank of New York
                                               101 Barclay Street
                                               New York, New York 10286

                  LEGAL COUNSEL                Chapman and Cutler LLP
                  TO SPONSOR:                  111 West Monroe Street
                                               Chicago, Illinois 60603

                  LEGAL COUNSEL                Carter Ledyard & Milburn LLP
                  TO TRUSTEE:                  2 Wall Street
                                               New York, New York 10005

                  INDEPENDENT                  Deloitte & Touche LLP
                  REGISTERED PUBLIC            111 South Wacker Drive
                  ACCOUNTING FIRM:             Chicago, Illinois 60606


This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

                                     FT 927
                        EQUITY INCOME PORTFOLIO, SERIES 7
                                 3,212,775 UNITS


PROSPECTUS
Part One
Dated April 30, 2007

Note:   Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

FT 927, Equity Income Portfolio, Series 7 (the "Trust") is a unit investment trust consisting of a diversified portfolio of common stocks. At March 1, 2007, each Unit represented a 1/3,212,775 undivided interest in the principal and net income of the Trust (see "The FT Series" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor, First Trust Portfolios L.P., in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 3.45% of the Public Offering Price (3.573% of the net amount invested) including Income and Principal cash. At March 1, 2007, the Public Offering Price per Unit was $12.343 (see "Public Offering" in Part Two). The minimum purchase is $1,000 ($500 for Individual Retirement Accounts or other qualified retirement plans).

        Please retain all parts of this Prospectus for future reference.
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THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
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                           FIRST TRUST PORTFOLIOS L.P.
                                     Sponsor

                                     FT 927
                        EQUITY INCOME PORTFOLIO, SERIES 7
              SUMMARY OF ESSENTIAL INFORMATION AS OF MARCH 1, 2007

                             Sponsor: First Trust Portfolios L.P.
                           Evaluator: First Trust Advisors L.P.
                             Trustee: The Bank of New York

GENERAL INFORMATION
Number of Units (rounded to the nearest whole unit)                                  3,212,775
Fractional Undivided Interest in the Trust per Unit                                1/3,212,775
Public Offering Price:
   Aggregate Value of Securities in the Portfolio                                  $38,110,992
   Aggregate Value of Securities per Unit                                              $11.862
   Income and Principal cash (overdraft) in the Portfolio                             $177,646
   Income and Principal cash (overdraft) per Unit                                       $0.055
   Sales Charge 3.573% (3.45% of Public Offering Price,
      including Income and Principal cash)                                              $0.426
   Public Offering Price per Unit                                                      $12.343
Redemption Price and Sponsor Repurchase Price per Unit
   ($0.426 less than the Public Offering Price per Unit)                               $11.917

Date Trust Established                                                        January 18, 2005

Mandatory Termination Date                                                    January 18, 2010

Portfolio supervision, bookkeeping, administrative and evaluation fees are $0.0080 per Unit annually. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading on the New York Stock
Exchange (generally 4:00 p.m. Eastern time) on each day on which it is open.

Trustee's Annual Fee: $0.0096 per Unit.

Capital Distribution Record Date and Distribution Date: Distributions from the
Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $0.01 per Unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.

Income Distribution Record Date: Fifteenth day of each month.

Income Distribution Date:  Last day of each month.

A Unit holder who owns at least 2,500 Units may request an "In-Kind
Distribution" upon redemption or upon termination of the Trust. See "Income and Capital Distributions" in Part Two.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The Unit Holders of FT 927,
Equity Income Portfolio, Series 7


We have audited the statement of assets and liabilities of FT 927, Equity Income Portfolio, Series 7 (the "Trust"), including the schedule of investments, as of December 31, 2006, and the related statements of operations and of changes in net assets for the year then ended and for the period from January 18, 2005 (Initial Date of Deposit) to December 31, 2005. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by the Trust's Sponsor, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the Trustee. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of FT 927, Equity Income Portfolio, Series 7, at December 31, 2006, and the results of its operations and changes in its net assets for the year then ended and for the period from January 18, 2005 (Initial Date of Deposit) to December 31, 2005, in conformity with accounting principles generally accepted in the United States of America.



Deloitte & Touche LLP
Chicago, Illinois
April 26, 2007

                                     FT 927
                        EQUITY INCOME PORTFOLIO, SERIES 7

                       STATEMENT OF ASSETS AND LIABILITIES

                                December 31, 2006

ASSETS
Securities, at fair value (cost, $31,873,621)                                      $40,705,132
Cash                                                                                   164,417
Dividends receivable                                                                    92,079
Receivable from investment transactions                                                 83,940
                                                                                   -----------
TOTAL ASSETS                                                                       $41,045,568
                                                                                   ===========
LIABILITIES AND NET ASSETS

Accrued liabilities                                                                $    17,903
Unit redemptions payable                                                               126,857
Payable for investments purchased                                                       14,856
                                                                                   -----------
TOTAL LIABILITIES                                                                      159,616
                                                                                   -----------
Net assets, applicable to 3,358,581 outstanding
  units of fractional undivided interest:
   Cost of Securities                                                               31,873,621
   Net unrealized appreciation (depreciation)                                        8,831,511
   Distributable funds (deficit), net of deferred sales charges
      of $2,390,068 and organization costs of $100,587                                 180,820
                                                                                   -----------
                                                                                    40,885,952
                                                                                   -----------
TOTAL LIABILITIES AND NET ASSETS                                                   $41,045,568
                                                                                   ===========
Net asset value per unit                                                           $    12.174
                                                                                   ===========


Unit amounts are rounded to the nearest whole unit.
See notes to financial statements.

                                     FT 927
                        EQUITY INCOME PORTFOLIO, SERIES 7

                             SCHEDULE OF INVESTMENTS

                                December 31, 2006

     Number                                                                        Fair
    of Shares         Name of Issuer of Equity Securities (1)                      Value
                      CONSUMER DISCRETIONARY - 1%
                      ---------------------------
     1,688 (3)        Idearc, Inc. *                                               $    48,361

                      CONSUMER-STAPLES - 12%
                      ----------------------
    19,698            Altria Group, Inc.                                             1,690,482
     6,551 (5)        Hanesbrands, Inc.*                                               154,735
    31,147 (4)        Reynolds American Inc.                                         2,039,194
    52,356 (5)        Sara Lee Corporation                                             891,623

                      ENERGY - 25%
                      ------------
    23,948            ChevronTexaco Corporation                                      1,760,896
    28,102            ConocoPhillips                                                 2,021,939
    17,443            Kinder Morgan, Inc.                                            1,844,597
    32,626            Marathon Oil Corporation                                       3,017,905
    22,333 (2)        Royal Dutch Shell plc                                          1,580,953

                      FINANCIAL SERVICES - 31%
                      ------------------------
    27,780            Bank of America Corporation                                    1,483,174
    26,310            Citigroup Inc.                                                 1,465,467
    29,629            First Horizon National Corporation                             1,237,900
    33,021            JPMorgan Chase & Co.                                           1,594,914
    35,576            National City Corporation                                      1,300,659
    41,464            U.S. Bancorp                                                   1,500,582
    24,121            Wachovia Corporation                                           1,373,691
    30,344            Washington Mutual, Inc.                                        1,380,349
    41,044 (4)        Wells Fargo & Company                                          1,459,525

                      HEALTHCARE - 7%
                      ---------------
    51,070            Bristol-Myers Squibb Company                                   1,344,162
    40,339            Merck & Co., Inc.                                              1,758,780

                      TELECOMMUNICATION SERVICES - 13%
                      --------------------------------
    46,532            BellSouth Corporation                                          2,192,123
    51,032            AT&T Inc.                                                      1,824,394
    33,835 (3)        Verizon Communications Inc.                                    1,260,015

                      UTILITIES - 11%
                      ---------------
    48,383 (6)        Duke Energy Corporation                                        1,606,799
    29,227            Pinnacle West Capital Corporation                              1,481,517
    37,721            The Southern Company                                           1,390,396
                                                                                   -----------
                      Total Securities (total cost $31,873,621) - 100%             $40,705,132
                                                                                   ===========

                                     FT 927
                        EQUITY INCOME PORTFOLIO, SERIES 7

                       SCHEDULE OF INVESTMENTS (continued)

                                December 31, 2006


(1) Percentages are calculated based on net assets. Securities of companies headquartered outside of the United States of America comprise approximately 4% of the net assets of the Trust.

(2) This security represents the common stock of a foreign company which trades directly or through an American Depository Receipt ("ADR") on a U.S. national securities exchange.

(3) In November 2006, Verizon Communications Inc. ("Verizon") one of the Trust's original holdings, spun off Idearc Inc. ("Idearc"). Each shareholder of Verizon received 0.05 shares of Idearc for every share of Verizon held.

(4)     The number of shares reflects the effect of a 2 for 1 stock split.

(5) In September 2006, Sara Lee Corporation ("Sara Lee") one of the Trust's original holdings, spun off Hanesbrands Inc. ("Hanes"). Each shareholder of Sara Lee received 0.125 shares of Hanes for each share of Sara Lee held.

(6) In April 2006, Cinergy Corporation ("Cinergy") one of the Trust's original holdings, was acquired by Duke Energy Corporation ("Duke"). Each shareholder of Cinergy received 1.56 shares of Duke for each share of Cinergy held.

* This security has not paid a cash dividend for the past 12 months.


See notes to financial statements.

                                     FT 927
                        EQUITY INCOME PORTFOLIO, SERIES 7

                            STATEMENTS OF OPERATIONS

                                                                                  Period from
                                                                               January 18, 2005
                                                                  Year ended   (Initial Date of
                                                                 December 31,     Deposit) to
                                                                     2006      December 31, 2005
Dividend income (net of foreign taxes withheld of $3,058
   and $11,781 in 2006 and 2005 respectively)                    $ 1,802,764     $ 1,902,707

Expenses
   Trustee and other service fees                                    (60,386)        (56,213)
   Portfolio supervision, bookkeeping,
      administrative and evaluation fees                             (32,551)        (34,193)
   Creation and development fees                                           -        (345,103)
   Other expenses                                                    (17,810)        (26,000)
                                                                 ----------------------------
   Total expenses                                                   (110,747)       (461,509)
                                                                 ----------------------------
      Investment income (loss) - net                               1,692,017       1,441,198

Net gain (loss) on investments:
   Net realized gain (loss)                                        2,925,347         387,773
   Change in net unrealized appreciation
      (depreciation)                                               6,752,056       2,079,455
                                                                 ---------------------------
                                                                   9,677,403       2,467,228
                                                                 ---------------------------
Net increase (decrease) in net assets
   resulting from operations                                     $11,369,420     $ 3,908,426
                                                                 ===========================


See notes to financial statements.

                                     FT 927
                        EQUITY INCOME PORTFOLIO, SERIES 7

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  Period from
                                                                               January 18, 2005
                                                                  Year ended  (Initial Date of
                                                                 December 31,    Deposit) to
                                                                    2006       December 31, 2005
Net increase (decrease) in net assets
  resulting from operations:
   Investment income (loss) - net                               $  1,692,017     $ 1,441,198
   Net realized gain (loss) on investments                         2,925,347         387,773
   Change in net unrealized appreciation
      (depreciation) on investments                                6,752,056       2,079,455
                                                                -----------------------------
   Net increase (decrease) in net assets
      resulting from operations                                   11,369,420       3,908,426
                                                                -----------------------------
Units issued                                                         145,958      68,783,609
   Deferred sales charge                                                   -      (2,384,894)
   Organization costs                                                      -        (100,152)
                                                                -----------------------------
   Total                                                             145,958      66,298,563
                                                                -----------------------------
Unit redemptions                                                 (26,963,552)     10,573,853

Distributions to unit holders:
   Investment income - net                                        (1,635,602)     (1,805,512)
   Principal from investment transactions                                  -               -
                                                                -----------------------------
   Total distributions                                            (1,635,602)     (1,805,512)
                                                                -----------------------------
Total increase (decrease) in net assets                          (17,083,776)     57,827,624

Net assets:
   Beginning of the period                                        57,969,728         142,104
                                                                -----------------------------
   End of the period                                            $ 40,885,952     $57,969,728
                                                                =============================
Distributable funds (deficit) at end of the period              $    180,820     $   109,692
                                                                =============================
Trust units:
   Beginning of the period                                         5,872,146          14,996
   Issued                                                             13,253       6,939,334
   Redemptions                                                    (2,526,818)     (1,082,184)
                                                                -----------------------------
   End of the period                                               3,358,581       5,872,146
                                                                =============================

Unit amounts are rounded to the nearest whole unit.
See notes to financial statements.

                                     FT 927
                        EQUITY INCOME PORTFOLIO, SERIES 7

                          NOTES TO FINANCIAL STATEMENTS


1.    Organization

FT 927, Equity Income Portfolio, Series 7 (the "Trust") is a unit investment trust consisting of a diversified portfolio of common stocks. The Trust was established on January 18, 2005, and has a mandatory termination date of January 18, 2010.


2.    Significant accounting policies

Basis of presentation - The financial statements are presented on the accrual basis of accounting.

Security valuation - Securities are stated at fair value as reported by First Trust Advisors L.P. (the "Evaluator"), an affiliate of First Trust Portfolios L.P. (the "Sponsor"), and as determined generally based on the closing sale prices of listed equity securities or, if no closing sale price is available, then the closing bid price, and the closing bid prices of over-the-counter traded equity securities. If the closing bid price is unavailable, the valuation is generally determined a) on the basis of current bid prices for comparable securities, b) by appraising the value of the securities on the bid side of the market, or c) by any combination of the above.

Dividend income - Dividends are recognized on the ex-dividend date.

Security cost - Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Securities transactions are recorded on the trade date.

Federal income taxes - The Trust is not taxable for federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for federal income taxes.

Expenses of the Trust - The Trust pays a fee for Trustee services of $0.0096 per annum per unit, and an annual fee for portfolio supervision, bookkeeping, administrative and evaluation services to the Evaluator of $0.0080 per unit. Such fees are based on the largest aggregate number of units outstanding during the calendar year, except during the initial public offering period, in which case the fee is based on the largest number of units outstanding during the period for which compensation is paid. The Trust incurs expenses of the Trustee according to its responsibilities under the Trust Indenture. The Trust may incur other miscellaneous expenses.

The Trust paid a creation and development fee of $0.050 per Unit at the end of the initial offering period, which compensated the Sponsor for creating and developing the Trust.

Organization costs - The Public Offering Price paid by unit holders included an amount sufficient to pay for all or a portion of the costs incurred in establishing the Trust, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs, totaling $100,587 have been paid.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Reclassification - Certain amounts in the prior years have been reclassified to conform to the current year presentation.

3. Net unrealized appreciation (depreciation)

An analysis of net unrealized appreciation (depreciation) at December 31, 2006 follows:


                  Unrealized appreciation                     $8,939,853
                  Unrealized depreciation                       (108,342)
                                                              -----------
                                                              $8,831,511
                                                              ===========


4.    Other information

Cost to investors - The cost to initial investors of units of the Trust was based on the aggregate underlying value of the securities on the date of an investor's purchase, plus any cash, dividends receivable, and the maximum sales charge of 4.95% of the Public Offering Price (equivalent to approximately 5.00% of the net amount invested, exclusive of the deferred sales charge and the creation and development fee). The maximum sales charge consists of the initial up-front sales charge of $0.100 per unit, the deferred sales charge of $0.345 per unit which was paid to the Sponsor over a three-month period ended September 20, 2005 and the creation and development fee.

Distributions to unit holders - Income distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of each month. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $0.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

5.    Financial Highlights

Dividend income, Expenses, and Investment income (loss) - net per unit have been calculated based on the weighted-average number of units outstanding during the period. Distributions to unit holders, if any, per unit reflect the Trust's actual distributions during the period. The Net gain (loss) on investments per unit includes the effects of changes arising from the issuance and/or redemption of units during the period at net asset values which differed from the net asset value per unit at the beginning of the period. Total return does not include reinvestment of distributions. The net investment income (loss) and total expense ratios are computed based upon the quarterly weighted average net assets for the Trust.

                                                                                     Period from
                                                                                  January 18, 2005
                                                                       Year ended (Initial Date of
                                                                      December 31,   Deposit) to
                                                                          2006    December 31, 2005
Dividend income                                                         $  0.414       $ 0.363
Expenses                                                                  (0.025)       (0.088)
                                                                        -----------------------
      Investment income (loss) - net                                       0.389         0.275

Distributions to unit holders:
   Investment income - net                                                (0.384)       (0.333)
   Principal from investment transactions                                      -             -

Net gain (loss) on investments                                             2.297         0.454
                                                                        -----------------------
      Total increase (decrease) in net assets                              2.302         0.396

Net assets:
   Beginning of the period                                                 9.872         9.476
                                                                        -----------------------

   End of the period                                                    $ 12.174       $ 9.872
                                                                        =======================

Total return                                                               27.21 %       7.69 % *
Ratio of total expenses to average net assets                               0.24 %       0.81 %
Ratio of net investment income (loss) to
   average net assets                                                       3.60 %       2.53 %


*  Not annualized.

                                     FT 927
                        EQUITY INCOME PORTFOLIO, SERIES 7

                                    PART ONE
                 Must be Accompanied by Part Two and Part Three

                                 ---------------
                               P R O S P E C T U S
                                 ---------------


                      SPONSOR:                     First Trust Portfolios L.P.
                                                   1001 Warrenville Road
                                                   Lisle, Illinois 60532
                                                   (800) 621-1675

                      TRUSTEE:                     The Bank of New York
                                                   101 Barclay Street
                                                   New York, New York 10286

                      LEGAL COUNSEL                Chapman and Cutler LLP
                      TO SPONSOR:                  111 West Monroe Street
                                                   Chicago, Illinois 60603

                      LEGAL COUNSEL                Carter Ledyard & Milburn LLP
                      TO TRUSTEE:                  2 Wall Street
                                                   New York, New York 10005

                      INDEPENDENT                  Deloitte & Touche LLP
                      REGISTERED PUBLIC            111 South Wacker Drive
                      ACCOUNTING FIRM:             Chicago, Illinois 60606


This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

                                     FT 927
                         FINANCIALS PORTFOLIO, SERIES 17
                                  746,298 UNITS


PROSPECTUS
Part One
Dated April 30, 2007

Note:   Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

FT 927, Financials Portfolio, Series 17 (the "Trust") is a unit investment trust consisting of a diversified portfolio of common stocks of companies that provide a wide variety of financial services. At March 1, 2007, each Unit represented a 1/746,298 undivided interest in the principal and net income of the Trust (see "The FT Series" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor, First Trust Portfolios L.P., in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 3.45% of the Public Offering Price (3.573% of the net amount invested) including Income and Principal cash. At March 1, 2007, the Public Offering Price per Unit was $11.126 (see "Public Offering" in Part Two). The minimum purchase is $1,000 ($500 for Individual Retirement Accounts or other qualified retirement plans).

        Please retain all parts of this Prospectus for future reference.
------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
------------------------------------------------------------------------------
                           FIRST TRUST PORTFOLIOS L.P.
                                     Sponsor

                                     FT 927
                         FINANCIALS PORTFOLIO, SERIES 17
              SUMMARY OF ESSENTIAL INFORMATION AS OF MARCH 1, 2006
                      Sponsor: First Trust Portfolios L.P.
                      Evaluator: First Trust Advisors L.P.
                          Trustee: The Bank of New York

GENERAL INFORMATION
Number of Units (rounded to the nearest whole unit)                                    746,298
Fractional Undivided Interest in the Trust per Unit                                  1/746,298
Public Offering Price:
   Aggregate Value of Securities in the Portfolio                                   $7,970,278
   Aggregate Value of Securities per Unit                                              $10.680
   Income and Principal cash (overdraft) in the Portfolio                              $46,523
   Income and Principal cash (overdraft) per Unit                                       $0.062
   Sales Charge 3.573% (3.45% of Public Offering Price,
      including Income and Principal cash)                                              $0.384
   Public Offering Price per Unit                                                      $11.126
Redemption Price and Sponsor Repurchase Price per Unit
   ($0.384 less than the Public Offering Price per Unit)                               $10.742

Date Trust Established                                                        January 18, 2005

Mandatory Termination Date                                                    January 18, 2010

Portfolio supervision, bookkeeping, administrative and evaluation fees are $0.0080 per Unit annually. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading on the New York Stock
Exchange (generally 4:00 p.m. Eastern time) on each day on which it is open.

Trustee's Annual Fee: $0.0096 per Unit.

Capital Distribution Record Date and Distribution Date: Distributions from the
Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $0.01 per Unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.

Income Distribution Record Date: Fifteenth day of each June and December.

Income Distribution Date:  Last day of each June and December.

A Unit holder who owns at least 2,500 Units may request an "In-Kind
Distribution" upon redemption or upon termination of the Trust. See "Income and Capital Distributions" in Part Two.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The Unit Holders of FT 927,
Financials Portfolio, Series 17


We have audited the statement of assets and liabilities of FT 927, Financials Portfolio, Series 17 (the "Trust"), including the schedule of investments, as of December 31, 2006, and the related statements of operations and of changes in net assets for the year then ended and for the period from January 18, 2005 (Initial Date of Deposit) to December 31, 2005. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by the Trust's Sponsor, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the Trustee. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of FT 927, Financials Portfolio, Series 17, at December 31, 2006, and the results of its operations and changes in its net assets for the year then ended and for the period from January 18, 2005 (Initial Date of Deposit) to December 31, 2005, in conformity with accounting principles generally accepted in the United States of America.



Deloitte & Touche LLP
Chicago, Illinois
April 26, 2007

                                     FT 927
                         FINANCIALS PORTFOLIO, SERIES 17

                       STATEMENT OF ASSETS AND LIABILITIES

                                December 31, 2006


ASSETS
Securities, at fair value (cost, $7,250,984)                                       $ 8,874,867
Cash                                                                                   253,105
Dividends receivable                                                                    10,067
                                                                                   -----------
TOTAL ASSETS                                                                       $ 9,138,039
                                                                                   ===========

LIABILITIES AND NET ASSETS

Accrued liabilities                                                                $     5,147
Payable for investments purchased                                                      223,027
                                                                                   -----------
TOTAL LIABILITIES                                                                      228,174
                                                                                   -----------

Net assets, applicable to 794,949 outstanding
  units of fractional undivided interest:
   Cost of Securities                                                                7,250,984
   Net unrealized appreciation (depreciation)                                        1,623,883
   Distributable funds (deficit), net of deferred sales charges
      of $348,550 and organization costs of $26,822                                     34,998
                                                                                   -----------
                                                                                     8,909,865
                                                                                   -----------
TOTAL LIABILITIES AND NET ASSETS                                                   $ 9,138,039
                                                                                   ===========
Net asset value per unit                                                           $    11.208
                                                                                   ===========

Unit amounts are rounded to the nearest whole unit.
See notes to financial statements.

                                     FT 927
                         FINANCIALS PORTFOLIO, SERIES 17

                             SCHEDULE OF INVESTMENTS

                                December 31, 2006

     Number                                                                        Fair
    of Shares         Name of Issuer of Equity Securities (1)                      Value
                      BANKS & THRIFTS - 29%
                      ---------------------
    10,037 (5)        Bank of America Corporation                                  $   535,875
     5,813            First Horizon National Corporation                               242,867
     7,065            IndyMac Bancorp, Inc.                                            319,055
     9,004 (2)        Popular, Inc.                                                    161,622
     8,514            TCF Financial Corporation                                        233,454
     8,157            U.S. Bancorp                                                     295,202
     9,066 (6)        Wachovia Corporation                                             516,309
     8,157 (4)        Wells Fargo & Company                                            290,063

                      FINANCIAL SERVICES - 13%
                      ------------------------
     3,129 (7)        Capital One Financial Corporation                                240,370
     5,163            Citigroup Inc.                                                   287,579
     6,703            Countrywide Financial Corporation                                284,542
     6,524            JPMorgan Chase & Co.                                             315,109

                      INSURANCE - 35%
                      ---------------
     6,210            AFLAC Incorporated                                               285,660
     4,777            The Allstate Corporation                                         311,030
     3,085            Ambac Financial Group, Inc.                                      274,781
     3,734            American International Group, Inc.                               267,578
     2,788 (2)        Everest Re Group, Ltd.                                           273,531
     8,511 (2)        ING Groep N.V. (ADR)                                             375,931
     4,032            MBIA Inc.                                                        294,578
     11,018  (2) (4)  Manulife Financial Corporation                                   372,298
     6,154            MetLife, Inc.                                                    363,148
    12,646 (3)        Old Republic International Corporation                           294,399

                      INVESTMENT SERVICES - 23%
                      -------------------------
     2,439            The Bear Stearns Companies Inc.                                  397,020
     2,340            The Goldman Sachs Group, Inc.                                    466,479
     5,480 (4)        Lehman Brothers Holdings Inc.                                    428,098
     4,217            Merrill Lynch & Co., Inc.                                        392,603
     4,368            Morgan Stanley                                                   355,686
                                                                                   -----------
                      Total Securities (total cost $7,250,984) - 100%              $ 8,874,867
                                                                                   ===========

                                     FT 927
                         FINANCIALS PORTFOLIO, SERIES 17

                       SCHEDULE OF INVESTMENTS (continued)

                                December 31, 2006


(1) Percentages are calculated based on net assets. Securities of companies headquartered outside of the United States of America comprise approximately 13% of the net assets of the Trust.

(2) This security represents the common stock of a foreign company which trades directly or through an American Depository Receipt ("ADR") on a U.S. national securities exchange.

(3)     The number of shares reflects the effect of a 5 for 4 stock split.

(4)     The number of shares reflects the effect of a 2 for 1 stock split.

(5) In January 2006, MBNA Corp. ("MBNA"), one of the Trust's original holdings, was acquired by Bank of America ("Bank of America"), also one of the Trust's original holdings. Each shareholder of MBNA received
        0.5009 shares of Bank of America and $4.125 in cash for each share of MBNA held.

(6) In October 2006, Golden West Financial ("Golden"), one of the Trust's original holdings, was acquired by Wachovia Corporation ("Wachovia"), also one of the Trust's original holdings. Each shareholder of Golden received 1.05105 shares of Wachovia and $18.6461 in cash for each share of Golden held.

(7) In December 2006, North Fork Bancorp ("North") one of the Trust's original holdings, was acquired by Capital One Financial ("Capital"), also one of the Trust's original holdings. Each shareholder of North received 0.3692 shares of Capital and $26.849 in cash for each share of North held.


See notes to financial statements.

                                     FT 927
                         FINANCIALS PORTFOLIO, SERIES 17

                            STATEMENTS OF OPERATIONS


                                                                                  Period from
                                                                               January 18, 2005
                                                                  Year ended   (Initial Date of
                                                                 December 31,     Deposit) to
                                                                     2006      December 31, 2005
Dividend income (net of foreign taxes withheld of $7,185
   and $4,634 in 2006 and 2005 respectively)                     $   264,380     $   193,808

Expenses
   Trustee and other service fees                                    (17,557)        (13,022)
   Portfolio supervision, bookkeeping,
      administrative and evaluation fees                              (8,423)         (5,080)
   Creation and development fees                                           -         (75,409)
   Other expenses                                                     (4,975)         (8,361)
                                                                 ----------------------------
   Total expenses                                                    (30,955)       (101,872)
                                                                 ----------------------------
      Investment income (loss) - net                                 233,425          91,936

Net gain (loss) on investments:
   Net realized gain (loss)                                          936,165            (867)
   Change in net unrealized appreciation
      (depreciation)                                                 806,035         817,848
                                                                 ----------------------------
                                                                   1,742,200         816,981
                                                                 ----------------------------
Net increase (decrease) in net assets
   resulting from operations                                     $ 1,975,625     $   908,917
                                                                 ============================


See notes to financial statements.

                                     FT 927
                         FINANCIALS PORTFOLIO, SERIES 17

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  Period from
                                                                               January 18, 2005
                                                                   Year ended  (Initial Date of
                                                                  December 31,    Deposit) to
                                                                      2006     December 31, 2005
Net increase (decrease) in net assets
  resulting from operations:
   Investment income (loss) - net                                $   233,425     $    91,936
   Net realized gain (loss) on investments                           936,165            (867)
   Change in net unrealized appreciation
      (depreciation) on investments                                  806,035         817,848
                                                                 ----------------------------
   Net increase (decrease) in net assets
      resulting from operations                                    1,975,625         908,917
                                                                 ----------------------------
Units issued                                                         922,804      14,361,632
   Deferred sales charge                                                   -        (343,377)
   Organization costs                                                  1,231         (27,618)
                                                                 ----------------------------
   Total                                                             924,035      13,990,637
                                                                 ----------------------------
Unit redemptions                                                  (8,088,566)       (138,810)

Distributions to unit holders:
   Investment income - net                                          (211,797)       (194,253)
   Principal from investment transactions                           (398,002)              -
                                                                 ----------------------------
   Total distributions                                              (609,799)       (194,253)
                                                                 ----------------------------
Total increase (decrease) in net assets                           (5,798,705)     14,566,491

Net assets:
   Beginning of the period                                        14,708,570         142,079
                                                                 ----------------------------
   End of the period                                             $ 8,909,865     $14,708,570
                                                                 ============================
Distributable funds (deficit) at end of the period               $    34,998     $   (65,925)
                                                                 ============================
Trust units:
   Beginning of the period                                         1,472,175          14,994
   Issued                                                             87,937       1,472,181
   Redemptions                                                      (765,163)        (15,000)
                                                                 ----------------------------
   End of the period                                                 794,949       1,472,175
                                                                 ============================

Unit amounts are rounded to the nearest whole unit.
See notes to financial statements.

                                     FT 927
                         FINANCIALS PORTFOLIO, SERIES 17

                          NOTES TO FINANCIAL STATEMENTS


1.    Organization

FT 927, Financials Portfolio, Series 17 (the "Trust") is a unit investment trust consisting of a diversified portfolio of common stocks of companies that provide a wide variety of financial services. The Trust was established on January 18, 2005, and has a mandatory termination date of January 18, 2010.


2.    Significant accounting policies

Basis of presentation - The financial statements are presented on the accrual basis of accounting.

Security valuation - Securities are stated at fair value as reported by First Trust Advisors L.P. (the "Evaluator"), an affiliate of First Trust Portfolios L.P. (the "Sponsor"), and as determined generally based on the closing sale prices of listed equity securities or, if no closing sale price is available, then the closing bid price, and the closing bid prices of over-the-counter traded equity securities. If the closing bid price is unavailable, the valuation is generally determined a) on the basis of current bid prices for comparable securities, b) by appraising the value of the securities on the bid side of the market, or c) by any combination of the above.

Dividend income - Dividends are recognized on the ex-dividend date.

Security cost - Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Securities transactions are recorded on the trade date.

Federal income taxes - The Trust is not taxable for federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for federal income taxes.

Expenses of the Trust - The Trust pays a fee for Trustee services of $0.0096 per annum per unit, and an annual fee for portfolio supervision, bookkeeping, administrative and evaluation services to the Evaluator of $0.0080 per unit. Such fees are based on the largest aggregate number of units outstanding during the calendar year, except during the initial public offering period, in which case the fee is based on the largest number of units outstanding during the period for which compensation is paid. The Trust incurs expenses of the Trustee according to its responsibilities under the Trust Indenture. The Trust may incur other miscellaneous expenses.

The Trust paid a creation and development fee of $0.050 per Unit at the end of the initial offering period, which compensated the Sponsor for creating and developing the Trust.

Organization costs - The Public Offering Price paid by unit holders included an amount sufficient to pay for all or a portion of the costs incurred in establishing the Trust, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs, totaling $26,822 have been paid.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Reclassification - Certain amounts in the prior years have been reclassified to conform to the current year presentation.

3. Net unrealized appreciation (depreciation)

An analysis of net unrealized appreciation (depreciation) at December 31, 2006 follows:


                  Unrealized appreciation                   $ 1,757,728
                  Unrealized depreciation                      (133,845)
                                                            ------------
                                                            $ 1,623,883
                                                            ============


4.    Other information

Cost to investors - The cost to initial investors of units of the Trust was based on the aggregate underlying value of the securities on the date of an investor's purchase, plus any cash, dividends receivable, and the maximum sales charge of 4.95% of the Public Offering Price (equivalent to approximately 5.00% of the net amount invested, exclusive of the deferred sales charge and the creation and development fee). The maximum sales charge consists of the initial up-front sales charge of $0.100 per unit, the deferred sales charge of $0.345 per unit which was paid to the Sponsor over a three-month period ended September 20, 2005 and the creation and development fee.

Distributions to unit holders - Income distributions to unit holders, if any, are made on the last day of each June and December to unit holders of record on the fifteenth day of each June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $0.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

5.    Financial Highlights

Dividend income, Expenses, and Investment income (loss) - net per unit have been calculated based on the weighted-average number of units outstanding during the period. Distributions to unit holders, if any, per unit reflect the Trust's actual distributions during the period. The Net gain (loss) on investments per unit includes the effects of changes arising from the issuance and/or redemption of units during the period at net asset values which differed from the net asset value per unit at the beginning of the period. Total return does not include reinvestment of distributions. The net investment income (loss) and total expense ratios are computed based upon the quarterly weighted average net assets for the Trust.

                                                                                     Period from
                                                                                  January 18, 2005
                                                                       Year ended (Initial Date of
                                                                      December 31,   Deposit) to
                                                                          2006    December 31, 2005
Dividend income                                                         $  0.239       $ 0.227
Expenses                                                                  (0.028)       (0.119)
                                                                        -----------------------
      Investment income (loss) - net                                       0.211         0.108

Distributions to unit holders:
   Investment income - net                                                (0.222)       (0.172)
   Principal from investment transactions                                 (0.452)            -

Net gain (loss) on investments                                             1.680         0.579
                                                                        -----------------------
      Total increase (decrease) in net assets                              1.217         0.515

Net assets:
   Beginning of the period                                                 9.991         9.476
                                                                        -----------------------
   End of the period                                                    $ 11.208       $ 9.991
                                                                        =======================

Total return                                                              18.93 %        7.25 % *
Ratio of total expenses to average net assets                              0.27 %        1.05 %
Ratio of net investment income (loss) to
   average net assets                                                      2.00 %        0.95 %


*  Not annualized.

                                     FT 927
                         FINANCIALS PORTFOLIO, SERIES 17

                                    PART ONE
                 Must be Accompanied by Part Two and Part Three

                                 ---------------
                               P R O S P E C T U S
                                 ---------------


                   SPONSOR:                 First Trust Portfolios L.P.
                                            1001 Warrenville Road
                                            Lisle, Illinois 60532
                                            (800) 621-1675

                   TRUSTEE:                 The Bank of New York
                                            101 Barclay Street
                                            New York, New York 10286

                   LEGAL COUNSEL            Chapman and Cutler LLP
                   TO SPONSOR:              111 West Monroe Street
                                            Chicago, Illinois 60603

                   LEGAL COUNSEL            Carter Ledyard & Milburn LLP
                   TO TRUSTEE:              2 Wall Street
                                            New York, New York 10005

                   INDEPENDENT              Deloitte & Touche LLP
                   REGISTERED PUBLIC        111 South Wacker Drive
                   ACCOUNTING FIRM:         Chicago, Illinois 60606


This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

                                     FT 927
                       PHARMACEUTICAL PORTFOLIO, SERIES 18
                                  804,130 UNITS


PROSPECTUS
Part One
Dated April 30, 2007

Note:   Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

FT 927, Pharmaceutical Portfolio, Series 18 (the "Trust") is a unit investment trust consisting of a diversified portfolio of common stocks of companies engaged in the pharmaceutical industry. At March 1, 2007, each Unit represented a 1/804,130 undivided interest in the principal and net income of the Trust (see "The FT Series" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor, First Trust Portfolios L.P., in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 3.45% of the Public Offering Price (3.573% of the net amount invested) including Income and Principal cash. At March 1, 2007, the Public Offering Price per Unit was $11.969 (see "Public Offering" in Part Two). The minimum purchase is $1,000 ($500 for Individual Retirement Accounts or other qualified retirement plans).

     Please retain all parts of this Prospectus for future reference.
------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
------------------------------------------------------------------------------
                           FIRST TRUST PORTFOLIOS L.P.
                                     Sponsor

                                     FT 927
                       PHARMACEUTICAL PORTFOLIO, SERIES 18
              SUMMARY OF ESSENTIAL INFORMATION AS OF MARCH 1, 2007

                               Sponsor: First Trust Portfolios L.P.
                             Evaluator: First Trust Advisors L.P.
                               Trustee: The Bank of New York

GENERAL INFORMATION
Number of Units (rounded to the nearest whole unit)                                    804,130
Fractional Undivided Interest in the Trust per Unit                                  1/804,130
Public Offering Price:
   Aggregate Value of Securities in the Portfolio                                   $9,204,091
   Aggregate Value of Securities per Unit                                              $11.446
   Income and Principal cash (overdraft) in the Portfolio                              $88,206
   Income and Principal cash (overdraft) per Unit                                       $0.110
   Sales Charge 3.573% (3.45% of Public Offering Price,
      including Income and Principal cash)                                              $0.413
   Public Offering Price per Unit                                                      $11.969
Redemption Price and Sponsor Repurchase Price per Unit
   ($0.413 less than the Public Offering Price per Unit)                               $11.556

Date Trust Established                                                        January 18, 2005

Mandatory Termination Date                                                    January 18, 2010

Portfolio supervision, bookkeeping, administrative and evaluation fees are $0.0080 per Unit annually.

Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading on the New York Stock Exchange (generally 4:00 p.m.
Eastern time) on each day on which it is open.

Trustee's Annual Fee: $0.0096 per Unit.

Capital Distribution Record Date and Distribution Date: Distributions from the
Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $0.01 per Unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.

Income Distribution Record Date: Fifteenth day of each June and December.

Income Distribution Date:  Last day of each June and December.

A Unit holder who owns at least 2,500 Units may request an "In-Kind
Distribution" upon redemption or upon termination of the Trust. See "Income and Capital Distributions" in Part Two.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The Unit Holders of FT 927,
Pharmaceutical Portfolio, Series 18


We have audited the statement of assets and liabilities of FT 927, Pharmaceutical Portfolio, Series 18 (the "Trust"), including the schedule of investments, as of December 31, 2006, and the related statements of operations and of changes in net assets for the year then ended and for the period from January 18, 2005 (Initial Date of Deposit) to December 31, 2005. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by the Trust's Sponsor, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the Trustee. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of FT 927, Pharmaceutical Portfolio, Series 18, at December 31, 2006, and the results of its operations and changes in its net assets for the year then ended and for the period from January 18, 2005 (Initial Date of Deposit) to December 31, 2005, in conformity with accounting principles generally accepted in the United States of America.



Deloitte & Touche LLP
Chicago, Illinois
April 26, 2007

                                     FT 927
                       PHARMACEUTICAL PORTFOLIO, SERIES 18

                       STATEMENT OF ASSETS AND LIABILITIES

                                December 31, 2006

ASSETS
Securities, at fair value (cost, $7,904,045)                                       $ 9,337,506
Cash                                                                                   105,503
Dividends receivable                                                                     9,365
Receivable from investment transactions                                                 19,784
                                                                                   -----------
TOTAL ASSETS                                                                       $ 9,472,158
                                                                                   ===========
LIABILITIES AND NET ASSETS
Accrued liabilities                                                                $    13,028
Unit redemptions payable                                                                19,822
Payable for investments purchased                                                       28,795
                                                                                   -----------
TOTAL LIABILITIES                                                                       61,645
                                                                                   -----------
Net assets, applicable to 828,554 outstanding
  units of fractional undivided interest:
   Cost of Securities                                                                7,904,045
   Net unrealized appreciation (depreciation)                                        1,433,461
   Distributable funds (deficit), net of deferred sales charges
      of $631,881 and organization costs of $32,193                                     73,007
                                                                                   -----------
                                                                                     9,410,513
                                                                                   -----------
TOTAL LIABILITIES AND NET ASSETS                                                   $ 9,472,158
                                                                                   ===========
Net asset value per unit                                                           $    11.358
                                                                                   ===========


Unit amounts are rounded to the nearest whole unit.
See notes to financial statements.

                                     FT 927
                       PHARMACEUTICAL PORTFOLIO, SERIES 18

                             SCHEDULE OF INVESTMENTS

                                December 31, 2006

     Number                                                                        Fair
    of Shares         Name of Issuer of Equity Securities (1)                      Value
                      HEALTHCARE - 99%
                      ----------------
     8,383            Abbott Laboratories                                          $  408,336
     4,938 (2)        Alcon, Inc.                                                     551,920
     6,092            Amgen Inc.*                                                     416,145
    10,940 (2)        AstraZeneca Plc (ADR)                                           585,837
     8,227            Barr Pharmaceuticals Inc.*                                      412,337
     5,830            Biogen Idec Inc.*                                               286,778
    15,784            Bristol-Myers Squibb Company                                    415,435
     6,773            Eli Lilly and Company                                           352,873
    19,002            Endo Pharmaceuticals Holdings Inc.*                             524,075
     9,164            Forest Laboratories, Inc.*                                      463,698
     8,464 (2)        GlaxoSmithKline Plc (ADR)                                       446,561
     6,126            Johnson & Johnson                                               404,439
    12,549            Merck & Co., Inc.                                               547,136
     8,018 (2)        Novartis AG (ADR)                                               460,554
     7,426 (2)        Novo Nordisk A/S (ADR)                                          621,036
    15,323            Pfizer Inc.                                                     396,866
    10,177 (2)        Sanofi-Aventis (ADR)                                            469,872
    11,142 (2)        Shire Pharmaceuticals Group Plc (ADR)                           688,130
    13,501 (2)        Teva Pharmaceuticals Industries Ltd. (ADR)                      419,611
     9,149            Wyeth                                                           465,867
                                                                                   ----------
                      Total Securities (total cost $7,904,045) - 99%               $9,337,506
                                                                                   ==========

                                     FT 927
                       PHARMACEUTICAL PORTFOLIO, SERIES 18

                       SCHEDULE OF INVESTMENTS (continued)

                                December 31, 2006


(1) Percentages are calculated based on net assets. Securities of companies headquartered outside of the United States of America comprise approximately 45% of the net assets of the Trust.

(2) This security represents the common stock of a foreign company which trades directly or through an American Depository Receipt ("ADR") on a U.S. national securities exchange.

* This security has not paid a cash dividend for the past 12 months.


See notes to financial statements.

                                     FT 927
                       PHARMACEUTICAL PORTFOLIO, SERIES 18

                            STATEMENTS OF OPERATIONS

                                                                                  Period from
                                                                               January 18, 2005
                                                                   Year ended  (Initial Date of
                                                                  December 31,    Deposit) to
                                                                      2006     December 31, 2005
Dividend income (net of foreign taxes withheld of $14,076
   and $9,752 in 2006 and 2005 respectively)                     $   231,761     $   195,859

Expenses
   Trustee and other service fees                                    (17,121)        (15,117)
   Portfolio supervision, bookkeeping,
      administrative and evaluation fees                              (8,624)         (9,537)
   Creation and development fees                                           -         (90,826)
   Other expenses                                                     (5,143)         (8,794)
                                                                 ----------------------------
   Total expenses                                                    (30,888)       (124,274)
                                                                 ----------------------------
      Investment income (loss) - net                                 200,873          71,585

Net gain (loss) on investments:
   Net realized gain (loss)                                        1,020,439         192,796
   Change in net unrealized appreciation
      (depreciation)                                                (128,833)      1,562,294
                                                                 ----------------------------
                                                                     891,606       1,755,090
                                                                 ----------------------------
Net increase (decrease) in net assets
   resulting from operations                                     $ 1,092,479     $ 1,826,675
                                                                 ============================


See notes to financial statements.

                                     FT 927
                       PHARMACEUTICAL PORTFOLIO, SERIES 18

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  Period from
                                                                               January 18, 2005
                                                                   Year ended  (Initial Date of
                                                                  December 31,    Deposit) to
                                                                      2006     December 31, 2005
Net increase (decrease) in net assets
  resulting from operations:
   Investment income (loss) - net                                $   200,873     $    71,585
   Net realized gain (loss) on investments                         1,020,439         192,796
   Change in net unrealized appreciation
      (depreciation) on investments                                 (128,833)      1,562,294
                                                                 ----------------------------
   Net increase (decrease) in net assets
      resulting from operations                                    1,092,479       1,826,675
                                                                 ----------------------------

Units issued                                                          80,337      18,270,580
   Deferred sales charge                                                   -        (626,702)
   Organization costs                                                      -         (31,758)
                                                                 ----------------------------
   Total                                                              80,337      17,612,120
                                                                 ----------------------------

Unit redemptions                                                  (8,117,006)     (2,857,512)

Distributions to unit holders:
   Investment income - net                                          (167,106)       (201,719)
   Principal from investment transactions                                  -               -
                                                                 ----------------------------
   Total distributions                                              (167,106)       (201,719)
                                                                 ----------------------------
Total increase (decrease) in net assets                           (7,111,296)     16,379,564

Net assets:
   Beginning of the period                                        16,521,809          142,245
                                                                 ----------------------------
   End of the period                                             $ 9,410,513      $16,521,809
                                                                 ============================
Distributable funds (deficit) at end of the period               $    73,007      $   23,274
                                                                 ============================
Trust units:
   Beginning of the period                                         1,556,994          15,011
   Issued                                                              7,590       1,822,175
   Redemptions                                                      (736,030)       (280,192)
                                                                 ----------------------------
   End of the period                                                 828,554       1,556,994
                                                                 ============================

Unit amounts are rounded to the nearest whole unit.
See notes to financial statements.

                                     FT 927
                       PHARMACEUTICAL PORTFOLIO, SERIES 18

                          NOTES TO FINANCIAL STATEMENTS


1.    Organization

FT 927, Pharmaceutical Portfolio, Series 18 (the "Trust") is a unit investment trust consisting of a diversified portfolio of common stocks of companies engaged in the pharmaceutical industry. The Trust was established on January 18, 2005, and has a mandatory termination date of January 18, 2010.


2.    Significant accounting policies

Basis of presentation - The financial statements are presented on the accrual basis of accounting.

Security valuation - Securities are stated at fair value as reported by First Trust Advisors L.P. (the "Evaluator"), an affiliate of First Trust Portfolios L.P. (the "Sponsor"), and as determined generally based on the closing sale prices of listed equity securities or, if no closing sale price is available, then the closing bid price, and the closing bid prices of over-the-counter traded equity securities. If the closing bid price is unavailable, the valuation is generally determined a) on the basis of current bid prices for comparable securities, b) by appraising the value of the securities on the bid side of the market, or c) by any combination of the above.

Dividend income - Dividends are recognized on the ex-dividend date.

Security cost - Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Securities transactions are recorded on the trade date.

Federal income taxes - The Trust is not taxable for federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for federal income taxes.

Expenses of the Trust - The Trust pays a fee for Trustee services of $0.0096 per annum per unit, and an annual fee for portfolio supervision, bookkeeping, administrative and evaluation services to the Evaluator of $0.0080 per unit. Such fees are based on the largest aggregate number of units outstanding during the calendar year, except during the initial public offering period, in which case the fee is based on the largest number of units outstanding during the period for which compensation is paid. The Trust incurs expenses of the Trustee according to its responsibilities under the Trust Indenture. The Trust may incur other miscellaneous expenses.

The Trust paid a creation and development fee of $0.050 per Unit at the end of the initial offering period, which compensated the Sponsor for creating and developing the Trust.

Organization costs - The Public Offering Price paid by unit holders included an amount sufficient to pay for all or a portion of the costs incurred in establishing the Trust, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs, totaling $32,193 have been paid.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Reclassification - Certain amounts in the prior years have been reclassified to conform to the current year presentation.

3. Net unrealized appreciation (depreciation)

An analysis of net unrealized appreciation (depreciation) at December 31, 2006 follows:


                  Unrealized appreciation                      $ 1,478,828
                  Unrealized depreciation                          (45,367)
                                                               ------------
                                                               $ 1,433,461
                                                               ============


4.    Other information

Cost to investors - The cost to initial investors of units of the Trust was based on the aggregate underlying value of the securities on the date of an investor's purchase, plus any cash, dividends receivable, and the maximum sales charge of 4.95% of the Public Offering Price (equivalent to approximately 5.00% of the net amount invested, exclusive of the deferred sales charge and the creation and development fee). The maximum sales charge consists of the initial up-front sales charge of $0.100 per unit, the deferred sales charge of $0.345 per unit which was paid to the Sponsor over a three-month period ended September 20, 2005 and the creation and development fee.

Distributions to unit holders - Income distributions to unit holders, if any, are made on the last day of each June and December to unit holders of record on the fifteenth day of each June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $0.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

5.    Financial Highlights

Dividend income, Expenses, and Investment income (loss) - net per unit have been calculated based on the weighted-average number of units outstanding during the period. Distributions to unit holders, if any, per unit reflect the Trust's actual distributions during the period. The Net gain (loss) on investments per unit includes the effects of changes arising from the issuance and/or redemption of units during the period at net asset values which differed from the net asset value per unit at the beginning of the period. Total return does not include reinvestment of distributions. The net investment income (loss) and total expense ratios are computed based upon the quarterly weighted average net assets for the Trust.


                                                                                     Period from
                                                                                  January 18, 2005
                                                                       Year ended (Initial Date of
                                                                      December 31,   Deposit) to
                                                                          2006    December 31, 2005
Dividend income                                                         $  0.191       $ 0.143
Expenses                                                                  (0.025)       (0.091)
                                                                        -----------------------
      Investment income (loss) - net                                       0.166         0.052

Distributions to unit holders:
   Investment income - net                                                (0.155)       (0.124)
   Principal from investment transactions                                      -             -

Net gain (loss) on investments                                             0.736         1.207
                                                                        -----------------------
      Total increase (decrease) in net assets                              0.747         1.135

Net assets:
   Beginning of the period                                                10.611         9.476
                                                                        -----------------------

   End of the period                                                    $ 11.358       $10.611
                                                                        =======================

Total return                                                               8.50 %       13.29 % *
Ratio of total expenses to average net assets                              0.23 %        0.81 %
Ratio of net investment income (loss) to
   average net assets                                                      1.52 %        0.47 %


*  Not annualized.

                                     FT 927
                       PHARMACEUTICAL PORTFOLIO, SERIES 18

                                    PART ONE
                 Must be Accompanied by Part Two and Part Three

                                 ---------------
                               P R O S P E C T U S
                                 ---------------


              SPONSOR:             First Trust Portfolios L.P.
                                   1001 Warrenville Road
                                   Lisle, Illinois 60532
                                   (800) 621-1675

              TRUSTEE:             The Bank of New York
                                   101 Barclay Street
                                   New York, New York 10286

              LEGAL COUNSEL        Chapman and Cutler LLP
              TO SPONSOR:          111 West Monroe Street
                                   Chicago, Illinois 60603

              LEGAL COUNSEL        Carter Ledyard & Milburn LLP
              TO TRUSTEE:          2 Wall Street
                                   New York, New York 10005

              INDEPENDENT          Deloitte & Touche LLP
              REGISTERED PUBLIC    111 South Wacker Drive
              ACCOUNTING FIRM:     Chicago, Illinois 60606


This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

                                     FT 927
                       PRECIOUS METALS PORTFOLIO, SERIES 3
                                  475,204 UNITS


PROSPECTUS
Part One
Dated April 30, 2007

Note:   Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

FT 927, Precious Metals Portfolio, Series 3 (the "Trust") is a unit investment trust consisting of a diversified portfolio of common stocks issued by companies in the precious metals industry. At March 1, 2007, each Unit represented a 1/475,204 undivided interest in the principal and net income of the Trust (see "The FT Series" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor, First Trust Portfolios L.P., in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 3.45% of the Public Offering Price (3.576% of the net amount invested) including Income and Principal cash. At March 1, 2007, the Public Offering Price per Unit was $16.044 (see "Public Offering" in Part Two). The minimum purchase is $1,000 ($500 for Individual Retirement Accounts or other qualified retirement plans).

       Please retain all parts of this Prospectus for future reference.
------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
------------------------------------------------------------------------------
                           FIRST TRUST PORTFOLIOS L.P.
                                     Sponsor

                                     FT 927
                       PRECIOUS METALS PORTFOLIO, SERIES 3
              SUMMARY OF ESSENTIAL INFORMATION AS OF MARCH 1, 2007

                      Sponsor: First Trust Portfolios L.P.
                    Evaluator: First Trust Advisors L.P.
                      Trustee: The Bank of New York

GENERAL INFORMATION
Number of Units (rounded to the nearest whole unit)                                    475,204
Fractional Undivided Interest in the Trust per Unit                                  1/475,204
Public Offering Price:
   Aggregate Value of Securities in the Portfolio                                   $7,333,476
   Aggregate Value of Securities per Unit                                              $15.432
   Income and Principal cash (overdraft) in the Portfolio                              $27,654
   Income and Principal cash (overdraft) per Unit                                       $0.058
   Sales Charge 3.576% (3.45% of Public Offering Price,
      including Income and Principal cash)                                              $0.554
   Public Offering Price per Unit                                                      $16.044
Redemption Price and Sponsor Repurchase Price per Unit
   ($0.554 less than the Public Offering Price per Unit)                               $15.490

Date Trust Established                                                        January 18, 2005

Mandatory Termination Date                                                    January 18, 2010

Portfolio supervision, bookkeeping, administrative and evaluation fees are $0.0080 per Unit annually. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading on the New York Stock
Exchange (generally 4:00 p.m. Eastern time) on each day on which it is open.

Trustee's Annual Fee: $0.0096 per Unit.

Capital Distribution Record Date and Distribution Date: Distributions from the
Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $0.01 per Unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.

Income Distribution Record Date: Fifteenth day of each June and December.

Income Distribution Date:  Last day of each June and December.

A Unit holder who owns at least 2,500 Units may request an "In-Kind
Distribution" upon redemption or upon termination of the Trust. See "Income and Capital Distributions" in Part Two.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The Unit Holders of FT 927,
Precious Metals Portfolio, Series 3


We have audited the statement of assets and liabilities of FT 927, Precious Metals Portfolio, Series 3 (the "Trust"), including the schedule of investments, as of December 31, 2006, and the related statements of operations and of changes in net assets for the year then ended and for the period from January 18, 2005 (Initial Date of Deposit) to December 31, 2005. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by the Trust's Sponsor, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the Trustee. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of FT 927, Precious Metals Portfolio, Series 3, at December 31, 2006, and the results of its operations and changes in its net assets for the year then ended and for the period from January 18, 2005 (Initial Date of Deposit) to December 31, 2005, in conformity with accounting principles generally accepted in the United States of America.



Deloitte & Touche LLP
Chicago, Illinois
April 26, 2007

                                     FT 927
                       PRECIOUS METALS PORTFOLIO, SERIES 3

                       STATEMENT OF ASSETS AND LIABILITIES

                                December 31, 2006

ASSETS
Securities, at fair value (cost, $5,500,652)                                       $ 8,215,202
Cash                                                                                    36,673
Dividends receivable                                                                     2,027
Receivable from investment transactions                                                 21,293
                                                                                   -----------
TOTAL ASSETS                                                                       $ 8,275,195
                                                                                   ===========
LIABILITIES AND NET ASSETS

Accrued liabilities                                                                $     3,752
Unit redemptions payable                                                                24,613
Payable for investments purchased                                                        9,461
                                                                                   -----------
TOTAL LIABILITIES                                                                       37,826
                                                                                   -----------
Net assets, applicable to 526,829 outstanding
 units of fractional undivided interest:
   Cost of Securities                                                                5,500,652
   Net unrealized appreciation (depreciation)                                        2,714,550
   Distributable funds (deficit), net of deferred sales charges
      of $227,673 and organization costs of $16,673                                     22,167
                                                                                   -----------
                                                                                     8,237,369
                                                                                   -----------
TOTAL LIABILITIES AND NET ASSETS                                                   $ 8,275,195
                                                                                   ===========
Net asset value per unit                                                           $    15.636
                                                                                   ===========


Unit amounts are rounded to the nearest whole unit.
See notes to financial statements.

                                     FT 927
                       PRECIOUS METALS PORTFOLIO, SERIES 3

                             SCHEDULE OF INVESTMENTS

                                December 31, 2006

     Number                                                                        Fair
    of Shares         Name of Issuer of Equity Securities (1)                      Value

                      MATERIALS - 100%
                      -----------------
    18,924 (2)        Agnico-Eagle Mines Limited                                   $   780,425
    20,597   (2) (3)  Anglo American Plc (ADR)                                         502,773
     7,186 (2)        AngloGold Ashanti Limited (ADR)                                  338,389
    20,864   (2) (5)  Barrick Gold Corporation                                         640,525
    85,172 (2)        Bema Gold Corporation *                                          447,153
    66,807            Coeur d'Alene Mines Corporation *                                330,695
    11,155 (2)        Compania de Minas Buenaventura S.A. (ADR)                        313,009
    88,706 (2)        Eldorado Gold Corporation *                                      479,012
     6,570            Freeport-McMoran Copper & Gold, Inc. (Class B)                   366,146
    25,492   (2) (4)  Goldcorp, Inc.                                                   724,991
    65,363            Golden Star Resources Ltd. *                                     192,821
    26,785 (2)        Harmony Gold Mining Company Limited (ADR) *                      421,864
    39,281 (2)        IAMGOLD Corporation                                              346,066
    36,103 (2)        Kinross Gold Corporation *                                       428,904
    13,759            Meridian Gold Inc. *                                             382,363
     5,730            Newmont Mining Corporation                                       258,710
    16,345 (2)        Pan American Silver Corporation *                                411,404
    23,759 (2)        Randgold Resources Limited (ADR) *                               557,386
    23,424            Stillwater Mining Company *                                      292,566
                                                                                   -----------
                      Total Securities (total cost $5,500,652) - 100%              $ 8,215,202
                                                                                   ===========

                                     FT 927
                       PRECIOUS METALS PORTFOLIO, SERIES 3

                       SCHEDULE OF INVESTMENTS (continued)

                                December 31, 2006


(1) Percentages are calculated based on net assets. Securities of companies headquartered outside of the United States of America comprise approximately 69% of the net assets of the Trust.

(2) This security represents the common stock of a foreign company which trades directly or through an American Depository Receipt ("ADR") on a U.S. national securities exchange.

(3)     The number of shares reflects the effect of a 2 for 1 stock split.

(4) In November 2006, Glamis Gold Ltd. ("Glamis"), one of the Trust's original holdings, was acquired by Goldcorp, Inc. ("Goldcorp"). Each shareholder of Glamis received 1.69 shares of Goldcorp for every share of Glamis held.

(5) In February 2006, Placer Dome Inc ("Placer"), one of the Trust's original holdings, was acquired by Barrick Gold Corporation ("Barrick") also one of the Trust's original holdings. Each shareholder of Placer received 0.7429 shares of Barrick and cash of $2.34 for each share of Placer held.

* This security has not paid a cash dividend for the past twelve months.


See notes to financial statements.

                                     FT 927
                       PRECIOUS METALS PORTFOLIO, SERIES 3

                            STATEMENTS OF OPERATIONS


                                                                                  Period from
                                                                               January 18, 2005
                                                                  Year ended   (Initial Date of
                                                                 December 31,     Deposit) to
                                                                     2006      December 31, 2005
Dividend income (net of foreign taxes withheld of $2,761
and $1,986 in 2006 and 2005 respectively)                        $   114,912     $    48,147

Expenses
   Trustee and other service fees                                    (18,404)        (13,613)
   Portfolio supervision, bookkeeping,
      administrative and evaluation fees                              (9,102)         (3,569)
   Creation and development fees                                           -         (81,539)
   Other expenses                                                     (3,636)         (8,662)
                                                                 ----------------------------
   Total expenses                                                    (31,142)       (107,383)
                                                                 ----------------------------
      Investment income (loss) - net                                  83,770         (59,236)

Net gain (loss) on investments:
   Net realized gain (loss)                                        4,249,458         (13,234)
   Change in net unrealized appreciation
      (depreciation)                                                (343,526)      3,058,076
                                                                 ----------------------------
                                                                   3,905,932       3,044,842
                                                                 ----------------------------
Net increase (decrease) in net assets
   resulting from operations                                     $ 3,989,702     $ 2,985,606
                                                                 ============================


See notes to financial statements.

                                     FT 927
                      PRECIOUS METALS PORTFOLIO, SERIES 3

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  Period from
                                                                               January 18, 2005
                                                                   Year ended  (Initial Date of
                                                                  December 31,    Deposit) to
                                                                      2006     December 31, 2005
Net increase (decrease) in net assets
  resulting from operations:
   Investment income (loss) - net                               $     83,770     $   (59,236)
   Net realized gain (loss) on investments                         4,249,458         (13,234)
   Change in net unrealized appreciation
      (depreciation) on investments                                 (343,526)      3,058,076
                                                                -----------------------------
   Net increase (decrease) in net assets
      resulting from operations                                    3,989,702       2,985,606
                                                                -----------------------------

Units issued                                                       1,402,538      16,166,034
   Deferred sales charge                                                   -        (222,498)
   Organization costs                                                      -         (16,238)
                                                                -----------------------------
   Total                                                           1,402,538      15,927,298
                                                                -----------------------------

Unit redemptions                                                 (16,022,779)            (11)

Distributions to unit holders:
   Investment income - net                                           (59,086)        (33,483)
   Principal from investment transactions                            (94,542)              -
                                                                -----------------------------
   Total distributions                                              (153,628)        (33,483)
                                                                -----------------------------
Total increase (decrease) in net assets                          (10,784,167)     18,879,410

Net assets:
   Beginning of the period                                        19,021,536         142,126
                                                                -----------------------------
   End of the period                                            $  8,237,369     $19,021,536
                                                                =============================
Distributable funds (deficit) at end of the period              $     22,167     $    51,979
                                                                =============================
Trust units:
   Beginning of the period                                         1,543,006          14,999
   Issued                                                            105,581       1,528,008
   Redemptions                                                    (1,121,758)             (1)
                                                                -----------------------------
   End of the period                                                526,829        1,543,006
                                                                =============================

Unit amounts are rounded to the nearest whole unit.
See notes to financial statements.

                                     FT 927
                       PRECIOUS METALS PORTFOLIO, SERIES 3

                          NOTES TO FINANCIAL STATEMENTS


1.    Organization

FT 927, Precious Metals Portfolio, Series 3 (the "Trust") is a unit investment trust consisting of a diversified portfolio of common stocks issued by companies in the precious metals industry. The Trust was established on January 18, 2005, and has a mandatory termination date of January 18, 2010.


2.    Significant accounting policies

Basis of presentation - The financial statements are presented on the accrual basis of accounting.

Security valuation - Securities are stated at fair value as reported by First Trust Advisors L.P. (the "Evaluator"), an affiliate of First Trust Portfolios L.P. (the "Sponsor"), and as determined generally based on the closing sale prices of listed equity securities or, if no closing sale price is available, then the closing bid price, and the closing bid prices of over-the-counter traded equity securities. If the closing bid price is unavailable, the valuation is generally determined a) on the basis of current bid prices for comparable securities, b) by appraising the value of the securities on the bid side of the market, or c) by any combination of the above.

Dividend income - Dividends are recognized on the ex-dividend date.

Security cost - Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Securities transactions are recorded on the trade date.

Federal income taxes - The Trust is not taxable for federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for federal income taxes.

Expenses of the Trust - The Trust pays a fee for Trustee services of $0.0096 per annum per unit, and an annual fee for portfolio supervision, bookkeeping, administrative and evaluation services to the Evaluator of $0.0080 per unit. Such fees are based on the largest aggregate number of units outstanding during the calendar year, except during the initial public offering period, in which case the fee is based on the largest number of units outstanding during the period for which compensation is paid. The Trust incurs expenses of the Trustee according to its responsibilities under the Trust Indenture. The Trust may incur other miscellaneous expenses.

The Trust paid a creation and development fee of $0.050 per Unit at the end of the initial offering period, which compensated the Sponsor for creating and developing the Trust.

Organization costs - The Public Offering Price paid by unit holders included an amount sufficient to pay for all or a portion of the costs incurred in establishing the Trust, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs, totaling $16,673 have been paid.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Reclassification - Certain amounts in the prior years have been reclassified to conform to the current year presentation.

3. Net unrealized appreciation (depreciation)

An analysis of net unrealized appreciation (depreciation) at December 31, 2006 follows:


                  Unrealized appreciation                 $ 2,715,246
                  Unrealized depreciation                        (696)
                                                          ------------
                                                          $ 2,714,550
                                                          ============


4.    Other information

Cost to investors - The cost to initial investors of units of the Trust was based on the aggregate underlying value of the securities on the date of an investor's purchase, plus any cash, dividends receivable, and the maximum sales charge of 4.95% of the Public Offering Price (equivalent to approximately 5.00% of the net amount invested, exclusive of the deferred sales charge and the creation and development fee). The maximum sales charge consists of the initial up-front sales charge of $0.100 per unit, the deferred sales charge of $0.345 per unit which was paid to the Sponsor over a three-month period ended September 20, 2005 and the creation and development fee.

Distributions to unit holders - Income distributions to unit holders, if any, are made on the last day of each June and December to unit holders of record on the fifteenth day of each June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $0.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

5.    Financial Highlights

Dividend income, Expenses, and Investment income (loss) - net per unit have been calculated based on the weighted-average number of units outstanding during the period. Distributions to unit holders, if any, per unit reflect the Trust's actual distributions during the period. The Net gain (loss) on investments per unit includes the effects of changes arising from the issuance and/or redemption of units during the period at net asset values which differed from the net asset value per unit at the beginning of the period. Total return does not include reinvestment of distributions. The net investment income (loss) and total expense ratios are computed based upon the quarterly weighted average net assets for the Trust.

                                                                                     Period from
                                                                                  January 18, 2005
                                                                       Year ended (Initial Date of
                                                                      December 31,   Deposit) to
                                                                          2006    December 31, 2005
Dividend income                                                         $  0.124       $ 0.076
Expenses                                                                  (0.034)       (0.169)
                                                                        -----------------------
      Investment income (loss) - net                                       0.090        (0.093)

Distributions to unit holders:
   Investment income - net                                                (0.081)       (0.039)
   Principal from investment transactions                                 (0.065)            -

Net gain (loss) on investments                                             3.364         2.984
                                                                        -----------------------
      Total increase (decrease) in net assets                              3.308         2.852
Net assets:
   Beginning of the period                                                12.328         9.476
                                                                        -----------------------
   End of the period                                                    $ 15.636       $12.328
                                                                        =======================
Total return                                                              28.02 %       30.51 % *
Ratio of total expenses to average net assets                              0.24 %        1.14 %
Ratio of net investment income (loss) to
   average net assets                                                      0.64 %       (0.63)%


*  Not annualized.

                                     FT 927
                       PRECIOUS METALS PORTFOLIO, SERIES 3

                                    PART ONE
                 Must be Accompanied by Part Two and Part Three

                                 ---------------
                               P R O S P E C T U S
                                 ---------------


                    SPONSOR:                     First Trust Portfolios L.P.
                                                 1001 Warrenville Road
                                                 Lisle, Illinois 60532
                                                 (800) 621-1675

                    TRUSTEE:                     The Bank of New York
                                                 101 Barclay Street
                                                 New York, New York 10286

                    LEGAL COUNSEL                Chapman and Cutler LLP
                    TO SPONSOR:                  111 West Monroe Street
                                                 Chicago, Illinois 60603

                    LEGAL COUNSEL                Carter Ledyard & Milburn LLP
                    TO TRUSTEE:                  2 Wall Street
                                                 New York, New York 10005

                    INDEPENDENT                  Deloitte & Touche LLP
                    REGISTERED PUBLIC            111 South Wacker Drive
                    ACCOUNTING FIRM:             Chicago, Illinois 60606


This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

                                     FT 927
                         TECHNOLOGY PORTFOLIO, SERIES 21
                                  932,303 UNITS


PROSPECTUS
Part One
Dated April 30, 2007

Note:   Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

FT 927, Technology Portfolio, Series 21 (the "Trust") is a unit investment trust consisting of a diversified portfolio of common stocks of technology companies involved in the manufacturing, sale or servicing of computers and peripherals, computer software and services, networking products, communications equipment, semiconductor equipment and semiconductors. At March 1, 2007, each Unit represented a 1/932,303 undivided interest in the principal and net income of the Trust (see "The FT Series" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor, First Trust Portfolios L.P., in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 3.45% of the Public Offering Price (3.573% of the net amount invested) including Income and Principal cash. At March 1, 2007, the Public Offering Price per Unit was $9.954 (see "Public Offering" in Part Two). The minimum purchase is $1,000 ($500 for Individual Retirement Accounts or other qualified retirement plans).

        Please retain all parts of this Prospectus for future reference.
------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
------------------------------------------------------------------------------
                           FIRST TRUST PORTFOLIOS L.P.
                                     Sponsor

                                     FT 927
                         TECHNOLOGY PORTFOLIO, SERIES 21
              SUMMARY OF ESSENTIAL INFORMATION AS OF MARCH 1, 2007

                      Sponsor: First Trust Portfolios L.P.
                      Evaluator: First Trust Advisors L.P.
                          Trustee: The Bank of New York

GENERAL INFORMATION
Number of Units (rounded to the nearest whole unit)                                    932,303
Fractional Undivided Interest in the Trust per Unit                                  1/932,303
Public Offering Price:
   Aggregate Value of Securities in the Portfolio                                   $8,896,232
   Aggregate Value of Securities per Unit                                               $9.542
   Income and Principal cash (overdraft) in the Portfolio                              $64,045
   Income and Principal cash (overdraft) per Unit                                       $0.069
   Sales Charge 3.573% (3.45% of Public Offering Price,
      including Income and Principal cash)                                              $0.343
   Public Offering Price per Unit                                                       $9.954
Redemption Price and Sponsor Repurchase Price per Unit
   ($0.343 less than the Public Offering Price per Unit)                                $9.611

Date Trust Established                                                        January 18, 2005

Mandatory Termination Date                                                    January 18, 2010

Portfolio supervision, bookkeeping, administrative and evaluation fees are $0.0080 per Unit annually. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading on the New York Stock
Exchange (generally 4:00 p.m. Eastern time) on each day on which it is open.

Trustee's Annual Fee: $0.0096 per Unit.

Capital Distribution Record Date and Distribution Date: Distributions from the
Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $0.01 per Unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.

Income Distribution Record Date: Fifteenth day of each June and December.

Income Distribution Date:  Last day of each June and December.

A Unit holder who owns at least 2,500 Units may request an "In-Kind
Distribution" upon redemption or upon termination of the Trust. See "Income and Capital Distributions" in Part Two.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The Unit Holders of FT 927,
Technology Portfolio, Series 21


We have audited the statement of assets and liabilities of FT 927, Technology Portfolio, Series 21 (the "Trust"), including the schedule of investments, as of December 31, 2006, and the related statements of operations and of changes in net assets for the year then ended and for the period from January 18, 2005 (Initial Date of Deposit) to December 31, 2005. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by the Trust's Sponsor, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the Trustee. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of FT 927, Technology Portfolio, Series 21, at December 31, 2006, and the results of its operations and changes in its net assets for the year then ended and for the period from January 18, 2005 (Initial Date of Deposit) to December 31, 2005, in conformity with accounting principles generally accepted in the United States of America.



Deloitte & Touche LLP
Chicago, Illinois
April 26, 2007

                                     FT 927
                         TECHNOLOGY PORTFOLIO, SERIES 21

                       STATEMENT OF ASSETS AND LIABILITIES

                                December 31, 2006

ASSETS
Securities, at fair value (cost, $9,525,188)                                       $10,054,907
Cash                                                                                    58,626
Dividends receivable                                                                     1,140
Receivable from investment transactions                                                 54,948
                                                                                   ------------
TOTAL ASSETS                                                                       $10,169,621
                                                                                   ============
LIABILITIES AND NET ASSETS

Accrued liabilities                                                                $     6,179
Unit redemptions payable                                                               106,209
                                                                                   ------------
TOTAL LIABILITIES                                                                      112,388
                                                                                   ------------
Net assets, applicable to 1,021,647 outstanding
  units of fractional undivided interest:
   Cost of Securities                                                                9,525,188
   Net unrealized appreciation (depreciation)                                          529,719
   Distributable funds (deficit), net of deferred sales charges
      of $302,072 and organization costs of $18,316                                      2,326
                                                                                   ------------
                                                                                    10,057,233
                                                                                   ------------
TOTAL LIABILITIES AND NET ASSETS                                                   $10,169,621
                                                                                   ============
Net asset value per unit                                                           $     9.844
                                                                                   ============

Unit amounts are rounded to the nearest whole unit.
See notes to financial statements.

                                     FT 927
                         TECHNOLOGY PORTFOLIO, SERIES 21

                             SCHEDULE OF INVESTMENTS

                                December 31, 2006

     Number                                                                        Fair
    of Shares         Name of Issuer of Equity Securities (1)                      Value
                      COMMUNICATIONS EQUIPMENT - 9%
                      ------------------------------
    25,164 (2)        Nokia Oyj (ADR)                                              $   511,332
     9,074            QUALCOMM Inc.                                                    342,906

                      COMPUTERS & PERIPHERALS - 16%
                      -----------------------------
     9,523            Dell Inc.*                                                       238,932
    27,845            EMC Corporation*                                                 367,554
     4,580            Lexmark International, Inc.*                                     335,256
    15,423            SanDisk Corporation*                                             663,652

                      COMPUTER SOFTWARE & SERVICES - 42%
                      ----------------------------------
    14,586 (2)        Accenture Ltd.                                                   538,661
    13,126            Adobe Systems Incorporated                                       539,741
     6,756            Affiliated Computer Services, Inc. (Class A)*                    329,963
    16,641 (2)        Check Point Software Technologies Ltd.*                          364,771
     8,965 (2)        Cognos, Inc.*                                                    380,654
     6,388            Electronic Arts Inc.*                                            321,700
    14,641            Microsoft Corporation                                            437,180
    28,119            Oracle Corporation*                                              481,960
     9,353 (2)        SAP AG (ADR)                                                     496,644
    15,615            Symantec Corporation*                                            325,573

                      NETWORKING PRODUCTS - 8%
                      ------------------------
    20,306            Cisco Systems, Inc.*                                             554,963
    14,392            Juniper Networks, Inc.*                                          272,585

                      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 25%
                      ----------------------------------------------
    23,124            Applied Materials, Inc.                                          426,638
    18,069 (4)        Broadcom Corporation (Class A)*                                  583,809
    16,641            Intel Corporation                                                336,980
     9,592            Maxim Integrated Products, Inc.                                  293,707
    21,891   (2) (3)  Marvell Technology Group Ltd.*                                   420,088
    17,002            Texas Instruments Incorporated                                   489,658
                                                                                   -----------
                      Total Securities (total cost $9,525,188) - 100%              $10,054,907
                                                                                   ===========

                                     FT 927
                         TECHNOLOGY PORTFOLIO, SERIES 21

                       SCHEDULE OF INVESTMENTS (continued)

                                December 31, 2006


(1) Percentages are calculated based on net assets. Securities of companies headquartered outside of the United States of America comprise approximately 27% of the net assets of the Trust.

(2) This security represents the common stock of a foreign company which trades directly or through an American Depository Receipt ("ADR") on a U.S. national securities exchange.

(3)     The number of shares reflects the effect of a 2 for 1 stock split.

(4)     The number of shares reflects the effect of a 3 for 2 stock split.


* This security has not paid a cash dividend for the past twelve months.


See notes to financial statements.

                                     FT 927
                         TECHNOLOGY PORTFOLIO, SERIES 21

                            STATEMENTS OF OPERATIONS

                                                                                  Period from
                                                                               January 18, 2005
                                                                   Year ended  (Initial Date of
                                                                  December 31,    Deposit) to
                                                                      2006     December 31, 2005
Dividend income (net of foreign taxes withheld of $4,413
and $605 in 2006 and 2005 respectively)                          $    68,735     $    24,493

Expenses
   Trustee and other service fees                                    (20,787)        (14,652)
   Portfolio supervision, bookkeeping,
      administrative and evaluation fees                             (10,478)         (4,201)
   Creation and development fees                                           -         (93,986)
   Other expenses                                                     (6,058)        (10,174)
                                                                 ----------------------------
   Total expenses                                                    (37,323)       (123,013)
                                                                 ----------------------------
      Investment income (loss) - net                                  31,412         (98,520)

Net gain (loss) on investments:
   Net realized gain (loss)                                           64,187          42,665
   Change in net unrealized appreciation
      (depreciation)                                                (332,779)        862,498
                                                                 ----------------------------
                                                                    (268,592)        905,163
                                                                 ----------------------------
Net increase (decrease) in net assets
   resulting from operations                                     $  (237,180)    $   806,643
                                                                 ============================


See notes to financial statements.

                                     FT 927
                         TECHNOLOGY PORTFOLIO, SERIES 21

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  Period from
                                                                               January 18, 2005
                                                                   Year ended  (Initial Date of
                                                                  December 31,    Deposit) to
                                                                      2006     December 31, 2005
Net increase (decrease) in net assets resulting
 from operations:
   Investment income (loss) - net                                $    31,412     $   (98,520)
   Net realized gain (loss) on investments                            64,187          42,665
   Change in net unrealized appreciation
      (depreciation) on investments                                 (332,779)        862,498
                                                                 ----------------------------
   Net increase (decrease) in net assets
      resulting from operations                                     (237,180)        806,643
                                                                 ----------------------------
Units issued                                                         618,742      17,782,034
   Deferred sales charge                                                   -        (296,896)
   Organization costs                                                      -         (17,881)
                                                                 ----------------------------
   Total                                                             618,742      17,467,257
                                                                 ----------------------------
Unit redemptions                                                  (8,205,218)           (280)

Distributions to unit holders:
   Investment income - net                                           (20,865)         (4,542)
   Principal from investment transactions                                  -        (509,490)
                                                                 ----------------------------
   Total distributions                                               (20,865)       (514,032)
                                                                 ----------------------------
Total increase (decrease) in net assets                           (7,844,521)     17,759,588

Net assets:
   Beginning of the period                                        17,901,754         142,166
                                                                 ----------------------------
   End of the period                                             $10,057,233     $17,901,754
                                                                 ============================
Distributable funds (deficit) at end of the period               $     2,326     $  (106,178)
                                                                 ============================
Trust units:
   Beginning of the period                                         1,834,752          15,003
   Issued                                                             60,112       1,819,779
   Redemptions                                                      (873,217)            (30)
                                                                 ----------------------------
   End of the period                                               1,021,647       1,834,752
                                                                 ============================

Unit amounts are rounded to the nearest whole unit.
See notes to financial statements.

                                     FT 927
                         TECHNOLOGY PORTFOLIO, SERIES 21

                          NOTES TO FINANCIAL STATEMENTS


1.    Organization

FT 927, Technology Portfolio, Series 21 (the "Trust") is a unit investment trust consisting of a diversified portfolio of common stocks of technology companies involved in the manufacturing, sale or servicing of computers and peripherals, computer software and services, networking products, communications equipment, semiconductor equipment and semiconductors. The Trust was established on January 18, 2005, and has a mandatory termination date of January 18, 2010.


2.    Significant accounting policies

Basis of presentation - The financial statements are presented on the accrual basis of accounting.

Security valuation - Securities are stated at fair value as reported by First Trust Advisors L.P. (the "Evaluator"), an affiliate of First Trust Portfolios L.P. (the "Sponsor"), and as determined generally based on the closing sale prices of listed equity securities or, if no closing sale price is available, then the closing bid price, and the closing bid prices of over-the-counter traded equity securities. If the closing bid price is unavailable, the valuation is generally determined a) on the basis of current bid prices for comparable securities, b) by appraising the value of the securities on the bid side of the market, or c) by any combination of the above.

Dividend income - Dividends are recognized on the ex-dividend date.

Security cost - Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Securities transactions are recorded on the trade date.

Federal income taxes - The Trust is not taxable for federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for federal income taxes.

Expenses of the Trust - The Trust pays a fee for Trustee services of $0.0096 per annum per unit, and an annual fee for portfolio supervision, bookkeeping, administrative and evaluation services to the Evaluator of $0.0080 per unit. Such fees are based on the largest aggregate number of units outstanding during the calendar year, except during the initial public offering period, in which case the fee is based on the largest number of units outstanding during the period for which compensation is paid. The Trust incurs expenses of the Trustee according to its responsibilities under the Trust Indenture. The Trust may incur other miscellaneous expenses.

The Trust paid a creation and development fee of $0.050 per Unit at the end of the initial offering period, which compensated the Sponsor for creating and developing the Trust.

Organization costs - The Public Offering Price paid by unit holders included an amount sufficient to pay for all or a portion of the costs incurred in establishing the Trust, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs, totaling $18,316 have been paid.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Reclassification - Certain amounts in the prior years have been reclassified to conform to the current year presentation.

3. Net unrealized appreciation (depreciation)

An analysis of net unrealized appreciation (depreciation) at December 31, 2006 follows:


                  Unrealized appreciation                       $1,105,295
                  Unrealized depreciation                         (575,576)
                                                                -----------
                                                                $  529,719
                                                                ===========


4.    Other information

Cost to investors - The cost to initial investors of units of the Trust was based on the aggregate underlying value of the securities on the date of an investor's purchase, plus any cash, dividends receivable, and the maximum sales charge of 4.95% of the Public Offering Price (equivalent to approximately 5.00% of the net amount invested, exclusive of the deferred sales charge and the creation and development fee). The maximum sales charge consists of the initial up-front sales charge of $0.100 per unit, the deferred sales charge of $0.345 per unit which was paid to the Sponsor over a three-month period ended September 20, 2005 and the creation and development fee.

Distributions to unit holders - Income distributions to unit holders, if any, are made on the last day of each June and December to unit holders of record on the fifteenth day of each June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $0.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

5.    Financial Highlights

Dividend income, Expenses, and Investment income (loss) - net per unit have been calculated based on the weighted-average number of units outstanding during the period. Distributions to unit holders, if any, per unit reflect the Trust's actual distributions during the period. The Net gain (loss) on investments per unit includes the effects of changes arising from the issuance and/or redemption of units during the period at net asset values which differed from the net asset value per unit at the beginning of the period. Total return does not include reinvestment of distributions. The net investment income (loss) and total expense ratios are computed based upon the quarterly weighted average net assets for the Trust.

                                                                                     Period from
                                                                                  January 18, 2005
                                                                       Year ended (Initial Date of
                                                                      December 31,   Deposit) to
                                                                          2006    December 31, 2005
Dividend income                                                         $  0.046       $ 0.032
Expenses                                                                  (0.025)       (0.160)
                                                                        -----------------------
      Investment income (loss) - net                                       0.021        (0.128)

Distributions to unit holders:
   Investment income - net                                                (0.013)       (0.010)
   Principal from investment transactions                                      -        (0.501)

Net gain (loss) on investments                                             0.079         0.920
                                                                        -----------------------
      Total increase (decrease) in net assets                              0.087         0.281

Net assets:
   Beginning of the period                                                 9.757         9.476
                                                                        -----------------------
   End of the period                                                    $  9.844       $ 9.757
                                                                        =======================

Total return                                                               1.02 %        8.36 % *
Ratio of total expenses to average net assets                              0.26 %        1.29 %
Ratio of net investment income (loss) to
   average net assets                                                      0.22 %       (1.03)%


*  Not annualized.

                                     FT 927
                         TECHNOLOGY PORTFOLIO, SERIES 21

                                    PART ONE
                 Must be Accompanied by Part Two and Part Three

                                 ---------------
                               P R O S P E C T U S
                                 ---------------


                 SPONSOR:                     First Trust Portfolios L.P.
                                              1001 Warrenville Road
                                              Lisle, Illinois 60532
                                              (800) 621-1675

                 TRUSTEE:                     The Bank of New York
                                              101 Barclay Street
                                              New York, New York 10286

                 LEGAL COUNSEL                Chapman and Cutler LLP
                 TO SPONSOR:                  111 West Monroe Street
                                              Chicago, Illinois 60603

                 LEGAL COUNSEL                Carter Ledyard & Milburn LLP
                 TO TRUSTEE:                  2 Wall Street
                                              New York, New York 10005

                 INDEPENDENT                  Deloitte & Touche LLP
                 REGISTERED PUBLIC            111 South Wacker Drive
                 ACCOUNTING FIRM:             Chicago, Illinois 60606


This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.



                THE FIRST TRUST SPECIAL SITUATIONS TRUST
                                FT SERIES

PROSPECTUS                                  NOTE: THIS PART TWO PROSPECTUS MAY
Part Two                                            ONLY BE USED WITH PART ONE
Dated March 30, 2007                                            AND PART THREE

The FT Series (formerly known as The First Trust Special Situations Trust) is a unit investment trust. The FT Series has many separate series. The Part One which accompanies this Part Two describes one such series of the FT Series. Each series of the FT Series consists of one or more portfolios ("Trust(s)") which invest in one or more of the following: common stock ("Equity Securities"), preferred stock ("Preferred Stocks"), trust preferred securities ("Trust Preferred Securities"), real estate investment trusts ("REITs"), U.S. Treasury zero coupon bonds ("Treasury Obligations"), corporate debt obligations ("Corporate Bonds") and/or closed-end funds ("Closed-End Funds"). See Part One and Part Three for a more complete description of the portfolio for each Trust.

  All Parts of the Prospectus Should be Retained for Future Reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             FIRST TRUST (R)

                             1-800-621-9533

                             Table of Contents

The FT Series                                            3
Risk Factors                                             3
Public Offering                                          6
Distribution of Units                                    7
The Sponsor's Profits                                    8
The Secondary Market                                     8
How We Purchase Units                                    8
Expenses and Charges                                     8
Tax Status                                               9
Retirement Plans                                        14
Rights of Unit Holders                                  14
Income and Capital Distributions                        15
Redeeming Your Units                                    16
Removing Securities from a Trust                        17
Amending or Terminating the Indenture                   17
Information on the Sponsor, Trustee, Fund/SERV8
   Eligible Unit Servicing Agent and Evaluator          18
Other Information                                       19

                       The FT Series

The FT Series Defined.

We, First Trust Portfolios L.P. (the "Sponsor"), have created hundreds of similar yet separate series of a unit investment trust which we have named the FT Series or its predecessor, The First Trust Special
Situations Trust. See Part One for a description of the series and Trusts for which this Part Two prospectus relates.

Each Trust was created under the laws of the State of New York by a Trust Agreement (the "Indenture") dated the Initial Date of Deposit. This agreement, entered into among First Trust Portfolios L.P., as Sponsor, The Bank of New York as Trustee, FTP Services LLC as Fund/SERV(R) Eligible Unit Servicing Agent for certain Trusts, as set forth in Part One, Securities Evaluation Service, Inc., as Evaluator for certain Trusts, First Trust Advisors L.P., as Evaluator for certain Trusts, and First Trust Advisors L.P. as Portfolio Supervisor, governs the operation of the Trusts. Fund/SERV is a service of National Securities Clearing Corporation, a subsidiary of The Depository Trust & Clearing Corporation.

How We Created the Trusts.

On the Initial Date of Deposit for each Trust, we deposited a portfolio or portfolios of one or more of following: Equity Securities, Preferred Stocks, Trust Preferred Securities, Closed-End Funds, Treasury Obligations, Corporate Bonds and/or REITs, (collectively, the "Securities") with the Trustee and in turn, the Trustee delivered documents to us representing our ownership of the Trusts in the form of units ("Units").

See "Portfolios-Objectives" in Part Three for each Trust for a specific description of such Trust's objective.

We cannot guarantee that a Trust will keep its present size and composition for any length of time. Since the prices of the Securities will fluctuate daily, the ratio of Securities in the Trusts, on a market value basis, will also change daily. Securities may periodically be sold under certain circumstances, and the proceeds from these sales will be used to meet Trust obligations or distributed to Unit holders, but will not be reinvested. However, Securities will not be sold to take advantage of market fluctuations or changes in anticipated rates of appreciation or depreciation, or if they no longer meet the criteria by which they were selected. You will not be able to dispose of or vote any of the Securities in the Trusts. As the holder of the Securities, the Trustee will vote all of the Securities and will do so based on our instructions.

Neither we nor the Trustee will be liable for a failure in any of the Securities.

                       Risk Factors

Price Volatility. The Trusts may invest in any of the securities set forth in "The FT Series." The value of a Trust's Units will fluctuate with changes in the value of these securities. The prices of securities fluctuate for several reasons, including the type of security, changes in investor's perceptions of the financial condition of an issuer or the general condition of the relevant market, or when political or economic events effecting the issuers occur. In addition, prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. However, because preferred stock dividends are fixed (though not guaranteed) and preferred stocks typically have superior rights to common stocks in dividend distributions and liquidation, they are generally less volatile than common stocks.

The value of the Treasury Obligations will be adversely affected by decreases in bond prices and increases in interest rates. Zero coupon bonds do not provide for the payment of any current interest. The buyer receives only the right to receive a final payment of the face amount of the bond at its maturity. Zero coupon bonds are subject to substantially greater price fluctuations during periods of changing market interest rates than are bonds of comparable quality that pay interest currently.

Because the Trusts are not managed, the Trustee will not sell securities in response to or in anticipation of market fluctuations, as is common in managed investments. As with any investment, we cannot guarantee that the performance of any Trust will be positive over any period of time, or that you won't lose money. Units of the Trusts are not deposits of any bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Certain of the Securities in the Trust are issued by companies with market capitalizations of less than $1 billion. Smaller companies present some unique investment risks. Small-caps may have limited product lines, as well as shorter operating histories, less experienced management and more limited financial resources than larger companies. Stocks of smaller companies may be less liquid than those of larger companies and may experience greater price fluctuations than larger companies. In addition, small-cap stocks may not be widely followed by the investment community, which may result in low demand.

Distributions. There is no guarantee that the issuers of the Equity Securities will declare dividends in the future or that if declared they will either remain at current levels or increase over time. In addition, there is no assurance that the issuers of the Preferred Stocks included in a Trust will be able to pay dividends at their stated rate in the future.

Because the Treasury Obligations pay no interest until their maturity, Equity Securities may have to be sold to pay Trust expenses or meet redemption requests. As the Treasury Obligations ensure that certain Trusts will be able to provide $10 per Unit at such Trust's termination, they will not be sold to pay expenses of that Trust or to meet redemption requests unless their sale will not reduce the per Unit termination value below $10. The sale of a portion of the Equity Securities in these situations will reduce the capital appreciation potential of such Trust. In addition, although the Treasury Obligations pay no interest until they mature, they are deemed for federal income tax purposes to have been issued with original issue discount which accrues on a daily basis over their life. Each year you must include as part of your taxable income the amount of any accreted original issue discount on the Treasury Obligations. Therefore, you will be taxed on the Treasury Obligations even prior to receiving any cash distributions. See "Tax Status" for further information.

Termination Value. If your Trust has been designed to return to investors at least $10 per Unit only at termination and you redeem or sell your Units prior to termination of your Trust, the amount you will receive will be affected by the values at that time of the Treasury Obligations and of the Equity Securities, and you may receive less than $10 per Unit.

Preferred Stocks. Certain of the Trusts may contain preferred stocks. Preferred stocks are unique securities that combine some of the characteristics of both common stocks and bonds. Preferred stocks generally pay a fixed rate of return and are sold on the basis of current yield, like bonds. However, because they are equity securities, preferred stocks provide equity ownership of a company and the income is paid in the form of dividends. Preferred stocks typically have a yield advantage over common stocks as well as comparably-rated fixed income investments. Preferred stocks are typically subordinated to bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater credit risk than those debt instrments.

Trust Preferred Securities. Certain Trusts may contain trust preferred securities. Trust preferred securities are limited-life preferred securities typically issued by corporations, generally in the form of interest-bearing notes or preferred securities, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. Dividend payments of the trust preferred securities generally coincide with interest payments on the underlying obligations. Trust preferred securities generally have a yield advantage over traditional preferred stocks, but unlike preferred stocks, distributions are treated as interest rather than dividends for federal income tax purposes and therefore, are not eligible for the dividends-received deduction. Trust preferred securities are subject to unique risks which include the fact that dividend payments will only be paid if interest payments on the underlying obligations are made, which interest payments are dependent on the financial condition of the issuer and may be deferred for up to 20 consecutive quarters, and that the underlying obligations, and thus the trust preferred securities, may be prepaid after a stated call date or as a result of certain tax or regulatory events.

Investment Grade Bonds. Investment grade corporate bonds are subject to various risks including the risks that: the value of the bonds will fluctuate; a bond's issuer will be unable to meet its obligation to pay principal or interest on the bond; the issuer will pre-pay or "call" a bond before its stated maturity; a bond will fall in value if a rating agency decreases the bond's rating; and the value of a bond will fall if trading on the bond is limited or absent. The value of investment grade bonds will decline with increases in interest rates, not only because interest rates generally decrease values, but also because increased rates may indicate an economic slowdown. An economic slowdown, or a reduction in an issuer's creditworthiness, may result in the issuer being unable to maintain earnings at a level sufficient to maintain interest and principal payments on its bonds.

High-Yield Securities. Certain of the Securities held by certain Trusts are rated below investment grade by one or more rating agencies. These Securities are considered high-yield or "junk" securities. High-yield, high risk securities are subject to greater market fluctuations and risk of loss than securities with higher investment ratings. The value of these securities will decline significantly with increases in interest rates, not only because increases in rates generally decrease values, but also because increased rates may indicate an economic slowdown. An economic slowdown, or a reduction in an issuer's creditworthiness, may result in the issuer being unable to maintain earnings at a level sufficient to maintain interest and principal payments.

High-yield or "junk" bonds, the generic names for bonds rated below "BBB-" by Standard & Poor's or below "Baa3" by Moody's, are frequently issued by corporations in the growth stage of their development or by established companies who are highly leveraged or whose operations or industries are depressed. Obligations rated below "BBB-" should be considered speculative as these ratings indicate a quality of less than investment grade. Because high-yield bonds are generally subordinated obligations and are perceived by investors to be riskier than higher rated bonds, their prices tend to fluctuate more than higher rated bonds and are affected by short-term credit developments to a greater degree.

Closed End Funds. Certain Trusts may contain common stocks issued by closed-end investment companies. Closed-end funds are actively managed investment companies which invest in various types of securities. Closed-end funds issue shares of common stock that are traded on a securities exchange. Closed-end funds are subject to various risks, including management's ability to meet the closed-end fund's investment objective, and to manage the closed-end fund portfolio when the underlying securities are redeemed or sold, during periods of market turmoil and as investors' perceptions regarding closed-end funds or their underlying investments change.

Shares of closed-end funds frequently trade at a discount from their net asset value in the secondary market. This risk is separate and distinct from the risk that the net asset value of closed-end fund shares may decrease. The amount of such discount from net asset value is subject to change from time to time in response to various factors.

Certain of the closed-end funds included in certain Trusts may employ the use of leverage in their portfolios through the issuance of preferred stock. While leverage often serves to increase the yield of a closed-end fund, this leverage also subjects the closed-end fund to increased risks, including the likelihood of increased volatility and the possibility that the closed-end fund's common share income will fall if the dividend rate on the preferred shares or the interest rate on any borrowings rises.

Real Estate Investment Trusts. Certain Trusts may contain securities issued by Real Estate Investment Trusts ("REITs"). REITs are financial vehicles that pool investors' capital to purchase or finance real estate. REITs may concentrate their investments in specific geographic areas or in specific property types, i.e., hotels, shopping malls, residential complexes and office buildings. The value of the REITs and the ability of the REITs to distribute income may be adversely affected by several factors, including rising interest rates, changes in the national, state and local economic climate and real estate conditions, perceptions of prospective tenants of the safety, convenience and attractiveness of the properties, the ability of the owner to provide adequate management, maintenance and insurance, the cost of complying with the Americans with Disabilities Act, increased competition from new properties, the impact of present or future environmental legislation and compliance with environmental laws, changes in real estate taxes and other operating expenses, adverse changes in governmental rules and fiscal policies, adverse changes in zoning laws, and other factors beyond the control of the issuers of the REITs.

Income Trusts. Income trusts in which certain Trusts may invest are generally equity investments and thus share many of the risks inherent in investing in equity securities, and are also subject to the risks specific to the energy sector described above. In many circumstances, the income trusts in which the Trust invests have limited operating histories. The value of income trusts in which the Trust invests may be influenced by factors that are not within the Trust's control, including the financial performance of the respective issuers, interest rates, exchange rates, commodity prices (which will vary and are determined by supply and demand factors, including weather and general economic and political conditions), the hedging policies employed by such issuers, issues relating to the regulation of the energy industry and operational risks relating to the energy industry.

Income trusts are also subject to the following risks:

- Lack of diversification. The income trusts in which the Trust invests tend to be heavily invested in real estate, oil and gas, pipelines and other infrastructure.

- Potential sacrifice of growth. Potential growth may be sacrificed because revenue is passed on to unit holders, rather than reinvested in the business.

- No guarantees. Income trusts generally do not guarantee minimum distributions or even return of capital. If the assets underlying an income trust do not perform as expected, the income trust may reduce or even eliminate distributions. The declaration of such distributions generally depends upon various factors, including the operating performance and financial condition of the income trust and general economic conditions.

- Potential for tax recharacterization or changes. The current Canadian tax treatment of certain income trusts not treated as corporations that allows income to flow through to investors and be taxed only at the individual level could be challenged under existing Canadian tax laws, or such tax laws could change. Conversely, there may be a risk of recharacterization to such flow-through treatment for U.S. tax purposes.

On October 31, 2006, the Canadian Minister of Finance announced that the Canadian government will propose the introduction of a tax on distributions paid by income trusts. For income trusts that become publicly traded after October 31, 2006, the proposed distribution tax will apply in 2007. For already existing income trusts, which includes all of the income trusts in the Trust's portfolio, the proposed distribution tax will apply in 2011. The proposed distribution tax could have a material impact on the current market value of all income trusts, and consequently, could impact the value of Units of the Trust.

Legislation/Litigation. From time to time, various legislative initiatives are proposed in the United States and abroad which may have a negative impact on certain of the companies represented in the Trusts. In addition, litigation regarding any of the issuers of the Securities, or of the industries represented by such issuers may negatively impact the share prices of these Securities. We cannot predict what impact any pending or proposed legislation or pending or threatened litigation will have on the share prices of the Securities.

Foreign Stocks. Certain of the Securities in certain of the Trusts may be issued by foreign companies, which makes the Trusts subject to more risks than if they invested solely in domestic common stocks. These Securities are either directly listed on a U.S. securities exchange or are in the form of American Depositary Receipts ("ADRs") which are listed on a U.S. securities exchange. Risks of foreign common stocks include higher brokerage costs; different accounting standards; expropriation, nationalization or other adverse political or economic developments; currency devaluations, blockages or transfer restrictions; restrictions on foreign investments and exchange of securities; inadequate financial information; and lack of liquidity of certain foreign markets.

                      Public Offering

The Public Offering Price.

You may buy Units at the Public Offering Price, the per Unit price of which is comprised of the following:

- The aggregate offering side evaluation of the Treasury Obligations;

- The aggregate underlying value of the Securities (except the Treasury Obligations);

- The amount of any cash in the Income and Capital Accounts;

- Dividends receivable on Securities; and

- The total sales charge.

The price you pay for your Units will differ from the amount stated under "Summary of Essential Information" in Part One due to various factors, including fluctuations in the prices of the Securities and changes in the value of the Income and/or Capital Accounts.

Although you are not required to pay for your Units until three business days following your order (the "date of settlement"), you may pay before then. You will become the owner of Units ("Record Owner") on the date of settlement if payment has been received. If you pay for your Units before the date of settlement, we may use your payment during this time and it may be considered a benefit to us, subject to the limitations of the Securities Exchange Act of 1934.

Sales Charges.

The sales charge you will pay will consist of a one-time initial sales charge as listed in Part One for each Trust. See Part Three "Public Offering" for additional information for each Trust.

Investors purchasing Units through registered broker/ dealers who charge periodic fees in lieu of commissions or who charge for financial planning, investment advisory or asset management services or provide these or comparable services as part of an investment account where a comprehensive "wrap fee" or similar charge is imposed ("Fee Accounts") will purchase such Units at the Public Offering Price less the applicable dealer concession. Certain Fee Accounts Unit holders may be assessed transaction or other account fees on the purchase and/or redemption of such Units by their broker/dealer or other processing organizations for providing certain transaction or account activities. We reserve the right to limit or deny purchases of Units not subject to a sales charge by investors whose frequent trading activity we determine to be detrimental to a Trust.

The Value of the Securities.

The Evaluator will determine the aggregate underlying value of the Securities in a Trust as of the Evaluation Time on each business day and will adjust the Public Offering Price of the Units according to this valuation. This Public Offering Price will be effective for all orders received before the Evaluation Time on each such day. If we or the Trustee receive orders for purchases, sales or redemptions after that time, or on a day which is not a business day, they will be held until the next determination of price. The term "business day" as used in this prospectus will exclude Saturdays, Sundays and certain national holidays on which the NYSE is closed.

The aggregate underlying value of the Treasury Obligations will be determined on the basis of current offering prices.

The aggregate underlying value of the Securities (except the Treasury Obligations) in a Trust will be determined as follows: if the Securities are listed on a securities exchange or The Nasdaq Stock Market, their value is generally based on the closing sale prices on that exchange or system (unless it is determined that these prices are not appropriate as a basis for valuation). For purposes of valuing Securities traded on the Nasdaq Stock Market, closing sale price shall mean the Nasdaq Official Closing Price ("NOCP") as determined by Nasdaq. However, if there is no closing sale price on that exchange or system, they are valued based on the closing bid prices. If the Securities are not so listed, or, if so listed and the principal market for them is other than on that exchange or system, their value will generally be based on the current bid prices on the over-the-counter market (unless it is determined that these prices are not appropriate as a basis for valuation). If current bid prices are unavailable, the valuation is generally determined:

a) On the basis of current bid prices for comparable securities;

b) By appraising the value of the Securities on the bid side of the market; or

c) By any combination of the above.

                   Distribution of Units

We intend to qualify Units of the Trusts for sale in a number of states. All Units will be sold at the then current Public Offering Price.

The Sponsor compensates intermediaries, such as broker/dealers and banks, for their activities that are intended to result in sales of Units of the Trusts. This compensation includes dealer concessions described in the following section and may include additional concessions and other compensation and benefits to broker/dealers and other intermediaries.

Dealer Concessions.

Dealers will receive concessions on the sale of Units in the amounts set forth in Part Three of this prospectus. We reserve the right to change the amount of concessions or agency commissions from time to time. Certain commercial banks may be making Units of the Trusts available to their customers on an agency basis. A portion of the sales charge paid by these customers is kept by or given to the banks in the amounts shown above.

Other Compensation and Benefits to Broker/Dealers.

The Sponsor, at its own expense and out of its own profits, currently provides additional compensation and benefits to broker/dealers who sell shares of Units of this Trust and other First Trust products. This compensation is intended to result in additional sales of First Trust products and/or compensate broker/dealers and financial advisors for past sales. A number of factors are considered in determining whether to pay these additional amounts. Such factors may include, but are not limited to, the level or type of services provided by the intermediary, the level or expected level of sales of First Trust products by the intermediary or its agents, the placing of First Trust products on a preferred or recommended product list, access to an intermediary's personnel, and other factors. The Sponsor makes these payments for marketing, promotional or related expenses, including, but not limited to, expenses of entertaining retail customers and financial advisers, advertising, sponsorship of events or seminars, obtaining information about the breakdown of unit sales among an intermediary's representatives or offices, obtaining shelf space in broker/dealer firms and similar activities designed to promote the sale of the Sponsor's products. The Sponsor makes such payments to a substantial majority of intermediaries that sell First Trust products. The Sponsor may also make certain payments to, or on behalf of, intermediaries to defray a portion of their costs incurred for the purpose of facilitating Unit sales, such as the costs of developing trading or purchasing trading systems to process Unit trades. Payments of such additional compensation, some of which may be characterized as "revenue sharing," may create an incentive for financial intermediaries and their agents to sell or recommend a First Trust product, including the Trust, over products offered by other sponsors or fund companies. These arrangements will not change the price you pay for your Units.

Advertising and Investment Comparisons.

Advertising materials regarding a Trust may discuss several topics, including: developing a long-term financial plan; working with your financial professional; the nature and risks of various investment strategies and unit investment trusts that could help you reach your financial goals; the importance of discipline; how a Trust operates; how securities are selected; various unit investment trust features such as convenience and costs; and options available for certain types of unit investment trusts. These materials may include descriptions of the principal businesses of the companies represented in each Trust, research analysis of why they were selected and information relating to the qualifications of the persons or entities providing the research analysis. In addition, they may include research opinions on the economy and industry sectors included and a list of investment products generally appropriate for pursuing those recommendations.

From time to time we may compare the estimated returns of the Trusts (which may show performance net of the expenses and charges the Trusts would have incurred) and returns over specified periods of other similar trusts we sponsor in our advertising and sales materials, with (1) returns on other taxable investments such as the common stocks comprising various market indexes, corporate or U.S. Government bonds, bank CDs and money market accounts or funds, (2) performance data from Morningstar Publications, Inc. or (3) information from publications such as Money, The New York Times, U.S. News and World Report, BusinessWeek, Forbes or Fortune. The investment characteristics of each Trust differ from other comparative investments. You should not assume that these performance comparisons will be representative of a Trust's future performance. We may also, from time to time, use advertising which classifies trusts or portfolio securities according to capitalization and/or investment style.

                   The Sponsor's Profits

We will receive a gross sales commission equal to the maximum sales charge per Unit of a Trust less any reduced sales charge as stated in Part Three of this prospectus. In maintaining a market for the Units, any difference between the price at which we purchase Units and the price at which we sell or redeem them will be a profit or loss to us.

                   The Secondary Market

Although not obligated, we intend to maintain a market for the Units and continuously offer to purchase Units at prices based on the Redemption Price per Unit.

We will pay all expenses to maintain a secondary market, except the Evaluator fees, Trustee costs to transfer and record the ownership of Units and costs incurred in annually updating each Trust's registration statement. We may discontinue purchases of Units at any time. IF YOU WISH TO DISPOSE OF YOUR UNITS, YOU SHOULD ASK US FOR THE CURRENT MARKET PRICES BEFORE MAKING A TENDER FOR REDEMPTION TO THE TRUSTEE.

                   How We Purchase Units

The Trustee (or the Fund/SERV Eligible Unit Servicing Agent in the case of Fund/SERV Eligible Units) will notify us of any tender of Units for redemption. If our bid at that time is equal to or greater than the Redemption Price per Unit, we may purchase the Units. You will receive your proceeds from the sale no later than if they were redeemed by the Trustee. We may tender Units that we hold to the Trustee for redemption as any other Units. If we elect not to purchase Units, the Trustee (or the Fund/SERV Eligible Unit Servicing Agent in the case of Fund/SERV Eligible Units) may sell tendered Units in the over-the-counter market, if any. However, the amount you will receive is the same as you would have received on redemption of the Units.

                   Expenses and Charges

The estimated annual expenses of each Trust are set forth under "Summary of Essential Information" in Part One of this prospectus. If actual expenses of a Trust exceed the estimate, that Trust will bear the excess, other than for excess annual audit costs. The Trustee will pay operating expenses of a Trust from the Income Account of such Trust if funds are available, and then from the Capital Account. The Income and Capital Accounts are noninterest-bearing to Unit holders, so the Trustee may earn interest on these funds, thus benefiting from their use.

First Trust Advisors L.P., an affiliate of ours, acts as Portfolio Supervisor and Evaluator and will be compensated for providing portfolio supervisory services and evaluation services as well as bookkeeping and other administrative services to the Trusts. In providing portfolio supervisory services, the Portfolio Supervisor may purchase research services from a number of sources, which may include underwriters or dealers of the Trusts. As Sponsor, we will receive brokerage fees when the Trusts use us (or an affiliate of ours) as agent in buying or selling Securities. Legal and regulatory filing fees and expenses associated with updating a Trust's registration statement yearly are also chargeable to the Trusts. For certain Trusts, Securities Evaluation Service, Inc. acts as Evaluator, and will receive a fee as set forth under "Summary of Essential Information" in Part One of this prospectus.

FTP Services LLC, an affiliate of ours, acts as Fund/SERV Eligible Unit Servicing Agent to certain Trusts, as set forth in Part One, with respect to such Trust's Fund/SERV Eligible Units. Fund/SERV Units are

Units which are purchased and sold through the Fund/SERV(R) trading system or on a manual basis through FTP Services LLC. In all other respects, Fund/SERV Eligible Units are identical to other Units. FTP Services LLC will be compensated for providing shareholder services to the Fund/SERV Eligible Units.

The fees payable to First Trust Advisors L.P., FTP Services LLC, Securities Evaluation Service, Inc. and the Trustee are based on the largest aggregate number of Units of a Trust outstanding at any time during the calendar year. These fees may be adjusted for inflation without Unit holders' approval, but in no case will the annual fees paid to us or our affiliates for providing services to all unit investment trusts be more than the actual cost of providing such services in such year.

For certain Trusts, as set forth in the "Summary of Essential Information" appearing in Part One for such Trusts, expenses incurred in establishing such Trusts, including costs of preparing the registration statement, the trust indenture and other closing documents, registering Units with the Securities and Exchange Commission and states, the initial audit of the Trust portfolio and the initial fees and expenses of the Trustee and any other out-of-pocket expenses, have been paid by the Trust and are being charged off over a period not to exceed five years from such Trust's Initial Date of Deposit, or over a period not to exceed the life of the Trust, if shorter than five years.

In addition to a Trust's operating expenses and those fees described above, each Trust may also incur the following charges:

- License fees payable by a Trust for the use of certain trademarks and trade names associated with such Trust, if any;

- All legal and annual auditing expenses of the Trustee according to its responsibilities under the Indenture;

- The expenses and costs incurred by the Trustee to protect a Trust and your rights and interests;

- Fees for any extraordinary services the Trustee performed under the Indenture;

- Payment for any loss, liability or expense the Trustee incurred without negligence, bad faith or willful misconduct on its part, in connection with its acceptance or administration of a Trust;

- Payment for any loss, liability or expenses we incurred without negligence, bad faith or willful misconduct in acting as Depositor of a Trust;

- Foreign custodial and transaction fees, if any; and/or

- All taxes and other government charges imposed upon the Securities or any part of a Trust.

The above expenses and the Trustee's annual fee are secured by a lien on the Trusts. Since the dividend income is unpredictable, we cannot guarantee that dividends will be sufficient to meet any or all expenses of the Trusts. If there is not enough cash in the Income or Capital Account, the Trustee has the power to sell Securities in a Trust to make cash available to pay these charges which may result in capital gains or losses to you. See "Tax Status." However, for certain Trusts, Treasury Obligations will not be sold to pay expenses unless their sale will not reduce the per Unit termination value below $10.

Each Trust will be audited annually, so long as we are making a secondary market for Units. We will bear the cost of these annual audits to the extent the costs exceed $0.0050 per Unit. Otherwise, each Trust will pay for the audit. You may request a copy of the audited financial statements from the Trustee.

                        Tax Status

Federal Tax Matters

This section summarizes some of the main U.S. federal income tax consequences of owning Units of a Trust. This section is current as of the date of this prospectus. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker/dealer, or other investor with special circumstances. In addition, this section does not describe your state, local or foreign tax consequences.

This federal income tax summary is based in part on the advice of counsel to the Sponsor. The Internal Revenue Service could disagree with any conclusions set forth in this section. In addition, our counsel was not asked to review, and has not reached a conclusion with respect to the federal income tax treatment of the assets to be deposited in the Trusts. This may not be sufficient for you to use for the purpose of avoiding penalties under federal tax law.

As with any investment, you should seek advice based on your individual circumstances from your own tax advisor.

Grantor Trusts

The following discussion applies to each Trust except a REIT Series.

Assets of the Trusts.

Each Trust is expected to hold one or more of the following: (i) shares of stock in corporations (the "Stocks") that are treated as equity for federal income tax purposes, (ii) equity interests (the "REIT Shares") in real estate investment trusts ("REITs") that constitute interests in entities treated as real estate investment trusts for federal income tax purposes, (iii) Trust Preferred Securities and debt obligations of corporations and Treasury Obligations (collectively, the "Debt Obligations") that are treated as debt for federal income tax purposes; and/or (iv) shares (the "RIC Shares") in funds qualifying as regulated investment companies ("RICs") that are treated as interests in regulated investment companies for federal income tax purposes.

It is possible that a Trust will also hold other assets, including assets that are treated differently for federal income tax purposes from those described above, in which case you will have federal income tax consequences different from or in addition to those described in this section. All of the assets held by a Trust constitute the "Trust Assets." Neither our counsel nor we have analyzed the proper federal income tax treatment of the Trust Assets and thus neither our counsel nor we have reached a conclusion regarding the federal income tax treatment of the Trust Assets.

Trust Status.

Except if indicated otherwise in Part Three of this prospectus, if the Trust is at all times operated in accordance with the documents establishing the Trust and certain requirements of federal income tax law are met, the Trust will not be taxed as a corporation for federal income tax purposes. As a Unit owner, you will be treated as the owner of a pro rata portion of each of the Trust Assets, and as such you will be considered to have received a pro rata share of income (e.g., dividends, interest, accruals of original issue discount and market discount, and capital gains, if any) from each Trust Asset when such income would be considered to be received by you if you directly owned the Trust Assets. This is true even if you elect to have your distributions reinvested into additional Units. In addition, the income from Trust Assets that you must take into account for federal income tax purposes is not reduced by amounts used to pay sales charges or Trust expenses.

Your Tax Basis and Income or Loss upon Disposition.

If your Trust disposes of Trust Assets, you will generally recognize gain or loss. If you dispose of your Units or redeem your Units for cash, you will also generally recognize gain or loss. To determine the amount of this gain or loss, you must subtract your tax basis in the related Trust Assets from your share of the total amount received in the transaction. You can generally determine your initial tax basis in each Trust Asset by apportioning the cost of your Units, including sales charges, among the Trust Assets ratably according to their values on the date you acquire your Units. In certain circumstances, however, you may have to adjust your tax basis after you acquire your Units (for example, in the case of certain dividends that exceed a corporation's accumulated earnings and profits, or in the case of accruals of original issue discount, market discount, premium and accrued interest with regard to the Debt Obligations, or in the case of certain distributions with respect to REIT Shares that represent a return of capital, as discussed below).

If you are an individual, the maximum marginal federal tax rate for net capital gain is generally 15% (generally 5% for certain taxpayers in the 10% and 15% tax brackets). These capital gains rates are generally effective for taxable years beginning before January 1, 2011. For later periods, if you are an individual, the maximum marginal federal tax rate for net capital gain is generally 20% (10% for certain taxpayers in the 10% and 15% tax brackets). The 20% rate is reduced to 18% and the 10% rate is reduced to 8% for long-term capital gains from most property acquired after December 31, 2000 with a holding period of more than five years.

Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your Units to determine your holding period. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. The Internal Revenue Code, however, treats certain capital gains as ordinary income in special situations. Capital gain received from assets held for more than one year that is considered "unrecaptured section 1250 gain" (which may be the case, for example, with some capital gains attributable to the REIT Shares) is taxed at a maximum stated tax rate of 25%. In the case of capital gains dividends, the determination of which portion of the capital gains dividend, if any, is subject to the 25% tax rate, will be made based on rules prescribed by the United States Treasury.

Dividends from Stocks.

Certain dividends received with respect to the Stocks may qualify to be taxed at the same rates that apply to net capital gain (as discussed above), provided certain holding period requirements are satisfied. These special rules relating to the taxation of dividends at capital gains rates generally apply to taxable years beginning before January 1, 2011.

Dividends from RIC Shares and REIT Shares.

Some dividends on the REIT Shares or the RIC Shares may be designated as "capital gain dividends," generally taxable to you as long-term capital gains. Some dividends on the RIC Shares may qualify as "exempt interest dividends," which generally are excluded from your gross income for federal income tax purposes. Some or all of the exempt-interest dividends, however may be taken into account in determining your alternative minimum tax, and may have other tax consequences (e.g., they may affect the amount of your social security benefits that are taxed). Other dividends on the REIT Shares or the RIC Shares will generally be taxable to you as ordinary income. Certain ordinary income dividends from a RIC may qualify to be taxed at the same rates that apply to net capital gain (as discussed above), provided certain holding period requirements are satisfied and provided the dividends are attributable to qualifying dividends received by the RIC itself. These special rules relating to the taxation of ordinary income dividends from regulated investment companies generally apply to taxable years beginning before January 1, 2011. Regulated investment companies are required to provide notice to their shareholders of the amount of any distribution that may be taken into account as a dividend that is eligible for the capital gains tax rates. In limited circumstances, some of the ordinary income dividends from a REIT may also qualify to be taxed at the same rates that apply to net capital gains. If you hold a Unit for six months or less or if your Trust holds a RIC Share or REIT Share for six months or less, any loss incurred by you related to the disposition of such RIC Share or REIT Share will be disallowed to the extent of the exempt-interest dividends you received. To the extent, if any, it is not disallowed, it will be treated as a long-term capital loss to the extent of any long-term capital gain distributions received (or deemed to have been received) with respect to such RIC Share or REIT Share. Distributions of income or capital gains declared on the REIT Shares or the RIC Shares in October, November or December will be deemed to have been paid to you on December 31 of the year they are declared, even when paid by the REIT or the RIC during the following January.

Dividends Received Deduction.

A corporation that owns Units will generally not be entitled to the dividends received deduction with respect to many dividends received by your Trust, because the dividends received deduction is generally not available for dividends from most foreign corporations or from REITs or RICs. However, certain dividends on the RIC Shares that are attributable to dividends received by the RIC itself from certain domestic corporations may be designated by the RIC as being eligible for the dividends received deduction. Because the Debt Obligations are treated as debt (not equity) for federal income tax purposes, distributions from the Debt Obligations are not eligible for the dividends received deduction.

Discount, Accrued Interest and Premium on Debt Obligations.

Some Debt Obligations may have been issued with original issue discount. This generally means that the Debt Obligations were originally issued at a price below their face (or par) value. Original issue discount accrues on a daily basis and generally is treated as interest income for federal income tax purposes. Your basis of each Debt Obligation that was issued with original issue discount must be increased as original issue discount accrues.

Some of the Debt Obligations may give their issuers a right to defer payments on the Debt Obligations. Such Debt Obligations are subject to special treatment under the original issue discount rules. Among other things, this treatment may result in you being required to recognize income for federal income tax purposes in a particular year with respect to a Debt Obligation even though the actual cash payments on the Debt Obligation have been deferred to a later year.

Some Debt Obligations may have been purchased by you or your Trust at a market discount. Market discount is generally the excess of the stated redemption price at maturity for the Debt Obligation over the purchase price of the Debt Obligation. Market discount can arise based on the price your Trust pays for a Debt Obligation or based on the price you pay for your Units. Market discount is taxed as ordinary income. You will recognize this income when your Trust receives principal payments on the Debt Obligation, when the Debt Obligation is disposed of or redeemed, or when you sell or redeem your Units. Alternatively, you may elect to include market discount in taxable income as it accrues. Whether or not you make this election will affect how you calculate your basis and the timing of certain interest expense deductions. Stripped U.S. Treasury Obligations are subject to the original issue discount rules, rather than being treated as having market discount.

Some Debt Obligations may have been purchased by you or your Trust at a premium. Generally, if the tax basis of your pro rata portion of any Debt Obligation, generally including sales charges, exceeds the amount payable at maturity, such excess is considered premium. You may elect to amortize premium. If you make this election, you may reduce your interest income received on the Debt Obligation by the amount of the premium that is amortized and your tax basis will be reduced.

If the price of your Units includes accrued interest on a Debt
Obligation, you must include the accrued interest in your tax basis in that Debt Obligation. When your Trust receives this accrued interest, you must treat it as a return of capital and reduce your tax basis in the Debt Obligation.

This discussion provides only the general rules with respect to the tax treatment of original issue discount, market discount and premium. The rules, however, are complex and special rules apply in certain circumstances. For example, the accrual of market discount or premium may differ from the discussion set forth above in the case of Debt Obligations that were issued with original issue discount.

In-Kind Distributions.

Under certain circumstances as described in this prospectus, you may request an In-Kind Distribution of Trust Assets when you redeem your Units or at your Trust's termination. By electing to receive an In-Kind Distribution, you will receive Trust Assets plus, possibly, cash. You will not recognize gain or loss if you only receive whole Trust Assets in exchange for the identical amount of your pro rata portion of the same Trust Assets held by your Trust. However, if you also receive cash in exchange for a Trust Asset or a fractional portion of a Trust Asset, you will generally recognize gain or loss based on the difference between the amount of cash you receive and your tax basis in such Trust Asset or fractional portion.

Limitations on the Deductibility of Trust Expenses.

Generally, for federal income tax purposes, you must take into account your full pro rata share of your Trust's income, even if some of that income is used to pay Trust expenses. You may deduct your pro rata share of each expense paid by your Trust to the same extent as if you directly paid the expense. You may be required to treat some or all of the expenses of your Trust as miscellaneous itemized deductions. Individuals may only deduct certain miscellaneous itemized deductions to the extent they exceed 2% of adjusted gross income.

Because some of the RICs pay exempt-interest dividends, which are treated as tax-exempt interest for federal income tax purposes, you will not be able to deduct some of your share of the Trust expenses. In addition, you will not be able to deduct some of your interest expense for debt that you incur or continue to purchase or carry your Units.

Foreign, State and Local Taxes.

Distributions by your Trust that are treated as U.S. source income (e.g., dividends received on Stocks of domestic corporations) will generally be subject to U.S. income taxation and withholding in the case of Units held by nonresident alien individuals, foreign corporations or other non-U.S. persons, subject to any applicable treaty. If you are a foreign investor (i.e., an investor other than a U.S. citizen or resident or a U.S. corporation, partnership, estate or trust), you may not be subject to U.S. federal income taxes, including withholding taxes, on some or all of the income from your Trust or on any gain from the sale or redemption of your Units, provided that certain conditions are met. You should consult your tax advisor with respect to the conditions you must meet in order to be exempt for U.S. tax purposes. You should also consult your tax advisor with respect to other U.S. tax withholding and reporting requirements.

Some distributions by your Trust may be subject to foreign withholding taxes. Any income withheld will still be treated as income to you. Under the grantor trust rules, you are considered to have paid directly your share of any foreign taxes that are paid. Therefore, for U.S. tax purposes, you may be entitled to a foreign tax credit or deduction for those foreign taxes.

Under certain circumstances, a RIC may elect to pass through to its shareholders certain foreign taxes paid by the RIC. If the RIC makes this election with respect to RIC Shares, you must include in your income for federal income tax purposes your portion of such taxes and you may be entitled to a credit or deduction for such taxes.

Based on the advice of Emmet, Marvin & Martin, LLP, special counsel to the Trusts for New York tax matters, under the existing income tax laws of the State and City of New York, your Trust will not be taxed as a corporation, and the income of your Trust will be treated as the income of the Unit holders in the same manner as for federal income tax purposes. You should consult your tax advisor regarding potential foreign, state or local taxation with respect to your Unit.

Regulated Investment Company

The following discussion applies only to a REIT Series.

Trust Status.

Each Trust intends to qualify as a "regulated investment company" under the federal tax laws. If the Trust qualifies as a regulated investment company and distributes its income as required by the tax law, the Trust generally will not pay federal income taxes.

Distributions.

Trust distributions are generally taxable. After the end of each year, you will receive a tax statement that separates your Trust's distributions into two categories, ordinary income distributions and capital gains dividends. Ordinary income distributions are generally taxed at your ordinary tax rate, however, as further discussed below, certain ordinary income distributions received from the Trust may be taxed at the capital gains tax rates. Generally, you will treat all capital gains dividends as long-term capital gains regardless of how
long you have owned your shares.   To determine your actual tax
liability for your capital gains dividends, you must calculate your total net capital gain or loss for the tax year after considering all of your other taxable transactions, as described below. In addition, the Trusts may make distributions that represent a return of capital for tax purposes and thus will generally not be taxable to you. The tax status of your distributions from your Trust is not affected by whether you reinvest your distributions in additional shares or receive them in cash. The income from your Trust that you must take into account for federal income tax purposes is not reduced by amounts used to pay a deferred sales fee, if any. The tax laws may require you to treat distributions made to you in January as if you had received them on December 31 of the previous year.

Dividends Received Deduction.

A corporation that owns shares generally will not be entitled to the dividends received deduction with respect to many dividends received from the Trusts because the dividends received deduction is generally not available for distributions from regulated investment companies. However, certain ordinary income dividends on shares that are attributable to qualifying dividends received by the Trusts from certain corporations may be designated by a Trust as being eligible for the dividends received deduction.

Sale or Redemption of Shares.

If you sell or redeem your shares, you will generally recognize a taxable gain or loss. To determine the amount of this gain or loss, you must subtract your tax basis in your shares from the amount you receive in the transaction. Your tax basis in your shares is generally equal to the cost of your shares, generally including sales charges. In some cases, however, you may have to adjust your tax basis after you purchase your shares.

Capital Gains and Losses and Certain Ordinary Income Dividends.

If you are an individual, the maximum marginal federal tax rate for net capital gain is generally 15% (generally 5% for certain taxpayers in the 10% and 15% tax brackets). These new capital gains rates are generally effective for taxable years beginning before January 1, 2011. For later periods, if you are an individual, the maximum marginal federal tax rate for net capital gain is generally 20% (10% for certain taxpayers in the 10% and 15% tax brackets). The 20% rate is reduced to 18% and the 10% rate is reduced to 8% for long-term capital gains from most property acquired after December 31, 2000 with a holding period of more than five years.

Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your shares to determine your holding period. However, if you receive a capital gain dividend from your Trust and sell your share at a loss after holding it for six months or less, the loss will be recharacterized as long-term capital loss to the extent of the capital gain dividend received. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. The Internal Revenue Code treats certain capital gains as ordinary income in special situations.

Ordinary income dividends received by an individual shareholder from regulated investment companies such as the Trusts are generally taxed at the same rates that apply to net capital gain (as discussed above), provided certain holding period requirements are satisfied and provided the dividends are attributable to qualifying dividends received by the Trust itself. These special rules relating to the taxation of ordinary income dividends from regulated investment companies generally apply to taxable years beginning before January 1, 2011. The Trusts will provide notice to its shareholders of the amount of any distribution which may be taken into account as a dividend which is eligible for the capital gains tax rates.

In-Kind Distributions.

Under certain circumstances, as described in this prospectus, you may receive an in-kind distribution of Trust securities when you redeem shares or when your Trust terminates. This distribution is generally treated as a sale for federal income tax purposes and you will generally recognize gain or loss, generally based on the value at that time of the securities and the amount of cash received. The Internal Revenue Service could, however, assert that a loss could not be currently deducted.

Deductibility of Trust Expenses.

Expenses incurred and deducted by your Trust will generally not be treated as income taxable to you. In some cases, however, you may be required to treat your portion of these Trust expenses as income. In these cases you may be able to take a deduction for these expenses. However, certain miscellaneous itemized deductions, such as investment expenses, may be deducted by individuals only to the extent that all of these deductions exceed 2% of the individual's adjusted gross income.

Foreign Tax Credit.

If your Trust invests in any foreign securities, the tax statement that you receive may include an item showing foreign taxes your Trust paid to other countries. In this case, dividends taxed to you will include your share of the taxes your Trust paid to other countries. You may be able to deduct or receive a tax credit for your share of these taxes.

Foreign Investors.

If you are a foreign investor (i.e., an investor other than a U.S. citizen or resident or a U.S. corporation, partnership, estate or trust), you should be aware that, generally, subject to applicable tax treaties, distributions from the Trust will be characterized as dividends for federal income tax purposes (other than dividends which the Trust designates as capital gain dividends) and will be subject to U.S. income taxes, including withholding taxes, subject to certain exceptions described below. However, distributions received by a foreign investor from the Trust that are properly designated by the Trust as capital gain dividends may not be subject to U.S. federal income taxes, including withholding taxes, provided that the Trust makes certain elections and certain other conditions are met. In the case of dividends with respect to taxable years of the Trust beginning prior to 2008, distributions from the Trust that are properly designated by the Trust as an interest-related dividend attributable to certain interest income received by the Trust or as a short-term capital gain dividend attributable to certain net short-term capital gain income received by the Trust may not be subject to U.S. federal income taxes, including withholding taxes when received by certain foreign investors, provided that the Trust makes certain elections and certain other conditions are met.

                     Retirement Plans

You may purchase Units of the Trusts for:

- Individual Retirement Accounts;

- Keogh Plans;

- Pension funds; and

- Other tax-deferred retirement plans.

Generally, the federal income tax on capital gains and income received in each of the above plans is deferred until you receive distributions. These distributions are generally treated as ordinary income but may, in some cases, be eligible for special averaging or tax-deferred rollover treatment. Before participating in a plan like this, you should review the tax laws regarding these plans and consult your attorney or tax advisor. Brokerage firms and other financial institutions offer these plans with varying fees and charges.

                  Rights of Unit Holders

Unit Ownership.

The Trustee will treat as Record Owner of Units persons registered as such on its books. For the purposes of record-keeping, the Trustee will treat the Fund/SERV Eligible Unit Servicing Agent as sole Record Owner of Fund/SERV Eligible Units on its books. The Fund/SERV Eligible Unit Servicing Agent will keep a record of all individual Fund/SERV Eligible Units holders, the actual Record Owners of such Units, on its books. It is your responsibility to notify the Trustee (or the Fund/SERV Eligible Unit Servicing Agent in the case of Fund/SERV Eligible Units) when you become Record Owner, but normally your broker/dealer provides this notice. It is your responsibility to notify the Trustee when you become Record Owner, but normally your broker/dealer provides this notice. You may elect to hold your Units in either certificated or uncertificated form.

Certificated Units. When you purchase your Units you can request that they be evidenced by certificates, which will be delivered shortly after your order. Certificates will be issued in fully registered form, transferable only on the books of the Trustee in denominations of one Unit or any multiple thereof. You can transfer or redeem your certificated Units by endorsing and surrendering the certificate to the Trustee, along with a written instrument of transfer. You must sign your name exactly as it appears on the face of the certificate with your signature guaranteed by an eligible institution. In certain cases the Trustee may require additional documentation before they will transfer or redeem your Units.

You may be required to pay a nominal fee to the Trustee for each certificate reissued or transferred, and to pay any government charge that may be imposed for each transfer or exchange. If a certificate gets lost, stolen or destroyed, you may be required to furnish indemnity to the Trustee to receive replacement certificates. You must surrender mutilated certificates to the Trustee for replacement.

Uncertificated Units. You may also choose to hold your Units in uncertificated form. If you choose this option, the Trustee (or the Fund/SERV Eligible Unit Servicing Agent in the case of Fund/SERV Eligible Units) will establish an account for you and credit your account with the number of Units you purchase. Within two business days of the issuance or transfer of Units held in uncertificated form, the Trustee (or the Fund/SERV Eligible Unit Servicing Agent in the case of Fund/SERV Eligible Units) will send you:

- A written initial transaction statement containing a description of the Trust;

- A list of the number of Units issued or transferred;

- Your name, address and Taxpayer Identification Number ("TIN");

- A notation of any liens or restrictions of the issuer and any adverse claims; and

- The date the transfer was registered.

Uncertificated Units may be transferred the same way as certificated Units, except that no certificate needs to be presented to the Trustee (or the Fund/SERV Eligible Unit Servicing Agent in the case of Fund/SERV Eligible Units). Also, no certificate will be issued when the transfer takes place unless you request it. You may at any time request that the Trustee issue certificates for your Units.

Unit Holder Reports.

In connection with each distribution, the Trustee (or the Fund/SERV Eligible Unit Servicing Agent in the case of Fund/SERV Eligible Units) will provide you with a statement detailing the per Unit amount of income (if any) distributed. After the end of each calendar year, the Trustee (or the Fund/SERV Eligible Unit Servicing Agent in the case of Fund/SERV Eligible Units) will provide you with the following information:

- A summary of transactions in your Trust for the year;

- A list of any Securities sold during the year and the Securities held at the end of that year by your Trust;

- The Redemption Price per Unit, computed on the 31st day of December of such year (or the last business day before); and

- Amounts of income and capital distributed during the year.

You may request from the Trustee (or the Fund/SERV Eligible Unit
Servicing Agent in the case of Fund/SERV Eligible Units) copies of the evaluations of the Securities as prepared by the Evaluator to enable you to comply with federal and state tax reporting requirements.

             Income and Capital Distributions

You will begin receiving distributions on your Units only after you become a Record Owner. The Trustee will credit dividends received on a Trust's Securities to the Income Account of such Trust. All other receipts, such as return of capital, are credited to the Capital Account of such Trust.

The Trustee will distribute any net income in the Income Account on or near the Income Distribution Dates to Unit holders of record on the preceding Income Distribution Record Date. See "Summary of Essential Information" in Part One of this prospectus. No income distribution will be paid if accrued expenses of a Trust exceed amounts in the Income Account on the Income Distribution Dates. Distribution amounts will vary with changes in a Trust's fees and expenses, in dividends received and with the sale of Securities. The Trustee will distribute amounts in the Capital Account, net of amounts designated to meet redemptions or pay expenses on the last day of each month to Unit holders of record on the fifteenth day of each month provided the amount equals at least $1.00 per 100 Units ($1.00 per 1,000 Units if the Initial Public Offering
Price was approximately $1.00 per Unit). If the Trustee does not have your TIN, it is required to withhold a certain percentage of your distribution and deliver such amount to the Internal Revenue Service ("IRS"). You may recover this amount by giving your TIN to the Trustee, or when you file a tax return. However, you should check your statements to make sure the Trustee has your TIN to avoid this "back-up withholding."

Within a reasonable time after a Trust is terminated, you will receive the pro rata share of the money from the sale of the Securities.
However, if you are eligible, you may elect to receive an In-Kind
Distribution as described under "Amending or Terminating the Indenture." You will receive a pro rata share of any other assets remaining in your Trust after deducting any unpaid expenses.

The Trustee may establish reserves (the "Reserve Account") within a Trust to cover anticipated state and local taxes or any governmental charges to be paid out of such Trust.

Distribution Reinvestment Option. If applicable, you may elect to have each distribution of income and/or capital (or principal and interest) reinvested into additional Units of your Trust by notifying the Trustee (or the Fund/SERV Eligible Unit Servicing Agent in the case of Fund/SERV Eligible Units) at least 10 days before any Record Date. Each later distribution of income and/or capital on your Units will be reinvested by the Trustee into additional Units of your Trust. There is no sales charge on Units acquired through the Distribution Reinvestment Option. This option may not be available in all states.PLEASE NOTE THAT EVEN IF YOU REINVEST DISTRIBUTIONS, THEY ARE STILL CONSIDERED DISTRIBUTIONS FOR INCOME TAX PURPOSES.See Part Three of this prospectus to determine whether the distribution reinvestment option is available for a particular Trust.

                   Redeeming Your Units

You may redeem all or a portion of your Units at any time by sending the certificates representing the Units you want to redeem to the Trustee at the address set forth on the back cover of this prospectus. If your Units are uncertificated, you need only deliver a request for redemption to the Trustee (or the Fund/SERV Eligible Unit Servicing Agent in the case of Fund/SERV Eligible Units). In either case, the certificates or the redemption request must be properly endorsed with proper instruments of transfer and signature guarantees as explained in "Rights of Unit Holders-Unit Ownership" (or by providing satisfactory indemnity if the certificates were lost, stolen, or destroyed). No redemption fee will be charged, but you are responsible for any governmental charges that apply. Certain broker/dealers may charge a transaction fee for processing redemption requests. Units redeemed directly through the Trustee (or the Fund/SERV Eligible Unit Servicing Agent in the case of Fund/SERV Eligible Unit) are not subject to such transaction fees. Three business days after the day you tender your Units (the "Date of Tender") you will receive cash in an amount for each Unit equal to the Redemption Price per Unit calculated at the Evaluation Time on the Date of Tender.

The Date of Tender is considered to be the date on which the Trustee receives your certificates or redemption request (if such day is a day the NYSE is open for trading). However, if your certificates or redemption request are received after 4:00 p.m. Eastern time (or after any earlier closing time on a day on which the NYSE is scheduled in advance to close at such earlier time), the Date of Tender is the next day the NYSE is open for trading.

Any amounts paid on redemption representing income will be withdrawn from the Income Account if funds are available for that purpose, or from the Capital Account. All other amounts paid on redemption will be taken from the Capital Account. The IRS will require the Trustee to withhold a portion of your redemption proceeds if it does not have your TIN, as generally discussed under "Income and Capital Distributions."

For certain Trusts, if you tender at least the minimum number of Units specified in "Summary of Essential Information" in Part One of this prospectus, rather than receiving cash, you may elect to receive an In-Kind Distribution in an amount equal to the Redemption Price per Unit by making this request in writing to the Trustee at the time of tender. However, to be eligible to participate in the In-Kind Distribution at redemption, Fee Accounts Unit holders must have held their Units for at least one month. The In-Kind Distribution option is generally not available to Fund/SERV Eligible Unit holders. No In-Kind Distribution requests submitted during the 14 business days prior to a Trust's Mandatory Termination Date will be honored. Where possible, the Trustee will make an In-Kind Distribution by distributing each of the Securities in book-entry form to your bank or broker/dealer account at the Depository Trust Company. The Trustee will subtract any customary transfer and registration charges from your In-Kind Distribution. As a tendering Unit holder, you will receive your pro rata number of whole shares of the Securities that make up the portfolio, and cash from the Capital Account equal to the fractional shares to which you are entitled.

The Trustee may sell Securities to make funds available for redemption. If Securities are sold, the size and diversification of a Trust will be reduced. These sales may result in lower prices than if the Securities were sold at a different time.

Your right to redeem Units (and therefore, your right to receive payment) may be delayed:

- If the NYSE is closed (other than customary weekend and holiday closings);

- If the SEC determines that trading on the NYSE is restricted or that an emergency exists making sale or evaluation of the Securities not reasonably practical; or

- For any other period permitted by SEC order.

The Trustee is not liable to any person for any loss or damage which may result from such a suspension or postponement.

The Redemption Price.

The Redemption Price per Unit is determined by the Trustee by:

adding

1. cash in the Income and Capital Accounts of a Trust not designated to purchase Securities;

2. the aggregate value of the Securities held in a Trust; and

3. dividends receivable on the Securities trading ex-dividend as of the date of computation; and

deducting

1. any applicable taxes or governmental charges that need to be paid out of a Trust;

2. any amounts owed to the Trustee for its advances;

3. estimated accrued expenses of a Trust, if any;

4. cash held for distribution to Unit holders of record of a Trust as of the business day before the evaluation being made;

5. liquidation costs for foreign Securities, if any; and

6. other liabilities incurred by a Trust; and dividing

1. the result by the number of outstanding Units of a Trust.

             Removing Securities from a Trust

The portfolios of the Trusts are not managed. However, we may, but are not required to, direct the Trustee to dispose of a Security in certain limited circumstances, including situations in which:

- The issuer of the Security defaults in the payment of a declared dividend;

- Any action or proceeding prevents the payment of dividends;

- There is any legal question or impediment affecting the Security;

- The issuer of the Security has breached a covenant which would affect the payment of dividends, the issuer's credit standing, or otherwise damage the sound investment character of the Security;

- The issuer has defaulted on the payment of any other of its outstanding obligations;

- There has been a public tender offer made for a Security or a merger or acquisition is announced affecting a Security, and that in our opinion the sale or tender of the Security is in the best interest of Unit holders;

- The sale of Securities is necessary or advisable in order to maintain the qualification of a Trust as a "regulated investment company" in the case of a Trust which has elected to qualify as such; or

- The price of the Security has declined to such an extent, or such other credit factors exist, that in our opinion keeping the Security would be harmful to a Trust.

A Trust may not acquire any securities or other property other than the Securities. The Trustee, on behalf of the Trusts, will reject any offer for new or exchanged securities or property in exchange for a Security, such as those acquired in a merger or other transaction. If such exchanged securities or property are nevertheless acquired by a Trust, at our instruction, they will either be sold or held in such Trust. In making the determination as to whether to sell or hold the exchanged securities or property we may get advice from the Portfolio Supervisor. Any proceeds received from the sale of Securities, exchanged securities or property will be credited to the Capital Account for distribution to Unit holders or to meet redemption requests. The Trustee may retain and pay us or an affiliate of ours to act as agent for a Trust to facilitate selling Securities, exchanged securities or property from the Trusts. If we or our affiliate act in this capacity, we will be held subject to the restrictions under the Investment Company Act of 1940, as amended.

The Trustee may sell Securities designated by us or, absent our direction, at its own discretion, in order to meet redemption requests or pay expenses. In designating Securities to be sold, we will try to maintain the proportionate relationship among the Securities. If this is not possible, the composition and diversification of a Trust may be changed.

           Amending or Terminating the Indenture

Amendments. The Indenture may be amended by us and the Trustee without your consent:

- To cure ambiguities;

- To correct or supplement any defective or inconsistent provision;

- To make any amendment required by any governmental agency; or

- To make other changes determined not to be materially adverse to your best interests (as determined by us and the Trustee).

Termination. As provided by the Indenture, the Trusts will terminate on the Mandatory Termination Date as stated in the "Summary of Essential Information" in Part One for each Trust. The Trusts may be terminated earlier:

- Upon the consent of 100% of the Unit holders of a Trust;

- If the value of the Securities owned by a Trust as shown by any evaluation is less than the lower of $2,000,000 or 20% of the total value of Securities deposited in such Trust during the initial offering period ("Discretionary Liquidation Amount"); or

- In the event that Units of a Trust not yet sold aggregating more than 60% of the Units of such Trust are tendered for redemption by underwriters, including the Sponsor.

Prior to termination, the Trustee will send written notice to registered account holders which will specify how certificates, if any, should be tendered to the Trustee. For various reasons, a Trust may be reduced below the Discretionary Liquidation Amount and could therefore be terminated before the Mandatory Termination Date.

Unless terminated earlier, the Trustee will begin to sell Securities in connection with the termination of a Trust during the period beginning nine business days prior to, and no later than, the Mandatory

Termination Date. We will determine the manner and timing of the sale of Securities. Because the Trustee must sell the Securities within a relatively short period of time, the sale of Securities as part of the termination process may result in a lower sales price than might otherwise be realized if such sale were not required at this time.

If you qualify for an In-Kind Distribution, the Trustee will send the registered account holders a form at least 30 days prior to the Mandatory Termination Date which will enable you to receive an In-Kind Distribution (reduced by customary transfer and registration charges and subject to any additional restrictions imposed on Fee Accounts Units by "wrap fee" plans) rather than the typical cash distribution. The In-Kind Distribution option is generally not available to Fund/SERV Eligible Unit holders. See "Tax Status" for additional information. You must notify the Trustee at least 15 business days prior to the Mandatory Termination Date if you elect this In-Kind Distribution option. If you do not elect to participate in the In-Kind Distribution option, you will receive a cash distribution from the sale of the remaining Securities, along with your interest in the Income and Capital Accounts, within a reasonable time after such Trust is terminated. Regardless of the distribution involved, the Trustee will deduct from the Trusts any accrued costs, expenses, advances or indemnities provided for by the Indenture, including estimated compensation of the Trustee and costs of liquidation and any amounts required as a reserve to pay any taxes or other governmental charges.

           Information on the Sponsor, Trustee,
             Fund/SERV Eligible Unit Servicing
                    Agent and Evaluator

The Sponsor.

We, First Trust Portfolios L.P., specialize in the underwriting, trading and wholesale distribution of unit investment trusts under the "First Trust" brand name and other securities. An Illinois limited partnership formed in 1991, we act as Sponsor for successive series of:

- The First Trust Combined Series

- FT Series (formerly known as The First Trust Special Situations Trust)

- The First Trust Insured Corporate Trust

- The First Trust of Insured Municipal Bonds

- The First Trust GNMA

First Trust introduced the first insured unit investment trust in 1974. To date we have deposited more than $85 billion in First Trust unit investment trusts. Our employees include a team of professionals with many years of experience in the unit investment trust industry.

We are a member of the NASD and Securities Investor Protection
Corporation. Our principal offices are at 1001 Warrenville Road, Lisle, Illinois 60532; telephone number (630) 241-4141. As of December 31, 2006, the total consolidated partners' capital of First Trust Portfolios L.P. and subsidiaries was $50,884,373 (audited).

This information refers only to us and not to the Trusts or to any series of the Trusts or to any other dealer. We are including this information only to inform you of our financial responsibility and our ability to carry out our contractual obligations. We will provide more detailed financial information on request.

Code of Ethics. The Sponsor and the Trusts have adopted a code of ethics requiring the Sponsor's employees who have access to information on Trust transactions to report personal securities transactions. The purpose of the code is to avoid potential conflicts of interest and to prevent fraud, deception or misconduct with respect to the Trusts.

The Trustee.

The Trustee is The Bank of New York, a trust company organized under the laws of New York. The Bank of New York has its unit investment trust division offices at 101 Barclay Street, New York, New York 10286, telephone (800) 813-3074. If you have questions regarding your account or your Trust, please contact the Trustee at its unit investment trust division offices or your financial adviser. The Sponsor does not have access to individual account information. The Bank of New York is subject to supervision and examination by the Superintendent of Banks of the State of New York and the Board of Governors of the Federal Reserve System, and its deposits are insured by the Federal Deposit Insurance Corporation to the extent permitted by law.

The Trustee has not participated in selecting the Securities for the Trusts; it only provides administrative services.

The Fund/SERV Eligible Unit Servicing Agent.

The Fund/SERV Eligible Unit Servicing Agent is FTP Services LLC, an Illinois limited liability company formed in 2005 and an affiliate of the Sponsor. The Fund/SERV Eligible Unit Servicing Agent's address is 1001 Warrenville Road, Lisle, Illinois 60532. If you have questions regarding the Fund/SERV Eligible Units, you may call the Fund/SERV Eligible Unit Servicing Agent at (866) 514-7768. The Fund/SERV Eligible Unit Servicing Agent has not participated in selecting the Securities;
it only provides administrative services to the Fund/SERV Eligible Units.

Limitations of Liabilities of Sponsor, Fund/SERV Eligible Unit Servicing Agent and Trustee.

Neither we, the Fund/SERV Eligible Unit Servicing Agent nor the Trustee will be liable for taking any action or for not taking any action in good faith according to the Indenture. We will also not be accountable for errors in judgment. We will only be liable for our own willful misfeasance, bad faith, gross negligence (ordinary negligence in the Fund/SERV Eligible Unit Servicing Agent and Trustee's case) or reckless disregard of our obligations and duties. The Trustee is not liable for any loss or depreciation when the Securities are sold. If we fail to act under the Indenture, the Trustee may do so, and the Trustee will not be liable for any action it takes in good faith under the Indenture.

The Trustee will not be liable for any taxes or other governmental charges or interest on the Securities which the Trustee may be required to pay under any present or future law of the United States or of any other taxing authority with jurisdiction. Also, the Indenture states other provisions regarding the liability of the Trustee.

If we do not perform any of our duties under the Indenture or are not able to act or become bankrupt, or if our affairs are taken over by public authorities, then the Trustee may:

- Appoint a successor sponsor, paying them a reasonable rate not more than that stated by the SEC;

- Terminate the Indenture and liquidate the Trusts; or

- Continue to act as Trustee without terminating the Indenture.

The Evaluator.

The Evaluator is First Trust Advisors L.P., an Illinois limited partnership formed in 1991 and an affiliate of the Sponsor. The
Evaluator's address is 1001 Warrenville Road, Lisle, Illinois 60532.

For certain Trusts, Securities Evaluation Service, Inc. ("SES") acts as Evaluator. SES is located at 531 East Roosevelt Road, Suite 200,
Wheaton, Illinois 60187

The Trustee, Sponsor, Fund/SERV Eligible Unit Servicing Agent and Unit holders may rely on the accuracy of any evaluation prepared by the Evaluator. The Evaluator will make determinations in good faith based upon the best available information, but will not be liable to the Trustee, Sponsor or Unit holders for errors in judgment.

                     Other Information

Legal Opinions.

Our counsel is Chapman and Cutler LLP, 111 W. Monroe St., Chicago, Illinois 60603. They have passed upon the legality of the Units offered hereby and certain matters relating to federal tax law. Carter, Ledyard & Milburn LLP, 2 Wall Street, New York, New York 10005, acted as counsel for JPMorgan Chase Bank, as well as special New York tax counsel for the Trusts. Emmet, Marvin & Martin, LLP, 120 Broadway, New York, New York 10271, acts as counsel for The Bank of New York, which succeeded JPMorgan Chase Bank as Trustee of the Trusts on June 24, 2004.

Experts.

The financial statements of the Trusts for the periods set forth in and included as part of Part One of this prospectus have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

                             First Trust(R)

                THE FIRST TRUST SPECIAL SITUATIONS TRUST
                                FT SERIES

                               Prospectus
                                Part Two

                                Sponsor:

                       FIRST TRUST PORTFOLIOS L.P.

                          1001 Warrenville Road
                          Lisle, Illinois 60532
                             1-630-241-4141

Fund/SERV(R) Eligible Unit Servicing Agent: Trustee:

        FTP Services LLC              The Bank of New York

      1001 Warrenville Road            101 Barclay Street
      Lisle, Illinois 60532         New York, New York 10286
         1-866-514-7768                  1-800-813-3074
                                      24-Hour Pricing Line:
                                         1-800-446-0132

  This prospectus contains information relating to the above-mentioned unit investment trusts, but does not contain all of the information about this investment company as filed with the Securities and Exchange
                Commission in Washington, D.C. under the:

- Securities Act of 1933 (file no. set forth in Part One for each Trust)
                                   and
- Investment Company Act of 1940 (file no. 811-05903)

  Information about the Trusts, including their Codes of Ethics, can be reviewed and copied at the Securities and Exchange Commission's Public
Reference Room in Washington D.C. Information regarding the operation of the Commission's Public Reference Room may be obtained by calling the
                      Commission at 1-202-942-8090.

 Information about the Trusts is available on the EDGAR Database on the
                      Commission's Internet site at
                           http://www.sec.gov.

                 To obtain copies at prescribed rates -

              Write: Public Reference Section of the Commission
                     100 F Street, N.E.
                     Washington, D.C. 20549
     e-mail address: publicinfo@sec.gov

                             March 30, 2007

     PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

                         Energy Portfolio Series
                       Energy Growth Trust Series

                                FT Series
               The First Trust(R) Special Situations Trust

PROSPECTUS                                     NOTE: THIS PART THREE PROSPECTUS
Part Three                                                MAY ONLY BE USED WITH
Dated April 30, 2007                                      PART ONE AND PART TWO

Each Trust contains a diversified portfolio of common stocks
("Securities") issued by companies in the industry sector or investment focus for which the Trust is named. The objective of each Trust is to provide the potential for above-average capital appreciation.

  All Parts of the Prospectus Should be Retained for Future Reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             First Trust(R)

                             1-800-621-1675

                        Portfolios

Objectives.

The objective of each Trust is to provide investors with the potential for above-average capital appreciation through an investment in a diversified portfolio of common stocks of companies in the industry sector or investment focus for which the Trust is named. A diversified portfolio helps to offset the risks normally associated with such an investment, although it does not eliminate them entirely. The companies selected for the Trusts have been researched and evaluated using database screening techniques, fundamental analysis, and the judgment of the Sponsor's research analysts.

Of course, as with any similar investments, there can be no guarantee that the objective of the Trusts will be achieved. See "Risk Factors" herein and in Part Two of this prospectus for a discussion of the risks of investing in the Trusts.

                       Risk Factors

Energy Industry. Because more than 25% of each Trust is invested in companies that explore for, produce, refine, distribute or sell petroleum or gas products, or provide parts or services to petroleum or gas companies, these Trusts are considered to be concentrated in the energy industry. A portfolio concentrated in a single industry may present more risks than a portfolio which is broadly diversified over several industries. General problems of the petroleum and gas products industry include volatile fluctuations in price and supply of energy fuels, international politics, reduced demand as a result of increases in energy efficiency and energy conservation, the success of exploration projects, clean-up and litigation costs relating to oil spills and environmental damage, and tax and other regulatory policies of various governments. Oil production and refining companies are subject to extensive federal, state and local environmental laws and regulations regarding air emissions and the disposal of hazardous materials. In addition, declines in U.S. and Russian crude oil production will likely lead to a greater world dependence on oil from OPEC nations which may result in more volatile oil prices.

                     Public Offering

Discounts for Certain Persons.

For all Trusts except FT 500, FT 548, FT 594, FT 654, FT 738, FT 802, FT 867, FT 927, FT 996 and FT 1063, if you invest at least $50,000 (except if you are purchasing for "Fee Accounts" as described in Part Two of this prospectus), the maximum sales charge is reduced, as follows:

                                       Your maximum
If you invest                          sales charge
(in thousands):*                       will be:
_________________                      ____________
$50 but less than $100                 4.25%
$100 but less than $250                4.00%
$250 but less than $500                3.50%
$500 or more                           2.50%

For FT 500 and FT 548:

                                       Your maximum
                                       transactional
If you invest                          sales charge
(in thousands):*                       will be:
_________________                      _____________
$50 but less than $100                 4.15%
$100 but less than $250                3.90%
$250 but less than $500                3.40%
$500 but less than $1 million          2.40%
$1 million or more                     1.50%

For FT 594 and FT 654:

                                       Your maximum
If you invest                          sales charge
(in thousands):*                       will be:
_________________________              ____________
$50 but less than $100                 4.60%
$100 but less than $250                4.35%
$250 but less than $500                3.85%
$500 but less than $1,000              2.85%
$1,000 or more                         1.95%

For FT 738:

                                          Your maximum
If you invest                             sales charge
(in thousands):*                          will be:
_______________                           ____________
$50 but less than $100                    4.70%
$100 but less than $250                   4.40%
$250 but less than $500                   3.95%
$500 but less than $1,000                 2.95%
$1,000 or more                            2.05%

For FT 802, FT 867, FT 927, FT 996 and FT 1063:

                               Your maximum     Dealer
If you invest                  sales charge     concession
(in thousands):*               will be:         will be:
_________________              ____________     ___________
$50 but less than $100         4.70%            3.35%
$100 but less than $250        4.45%            3.25%
$250 but less than $500        3.95%            2.75%
$500 but less than $1,000      2.95%            2.00%
$1,000 or more                 2.05%            1.25%

* The breakpoints will be adjusted to take into consideration purchase orders stated in dollars which cannot be completely fulfilled due to the requirement that only whole Units be issued.

The reduced sales charge for quantity purchases will apply only to purchases made by the same person on any one day from any one dealer. In addition, we will consider Units you purchase in the name of your spouse or your child under 21 years of age to be purchases by you for determining the reduced sales charge. The reduced sales charges will also apply to a trustee or other fiduciary purchasing Units for a single trust estate or single fiduciary account. You must inform your dealer of any combined purchases before the sale in order to be eligible for the reduced sales charge. Any reduced sales is the responsibility of the party making the sale.

The following persons may purchase Units at the Public Offering Price less the applicable dealer concession:

- Employees, officers and directors of the Sponsor, our related companies and dealers.

- Immediate family members of the above (spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law, daughters-in-law, brothers-in-law and sisters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons).

                   Distribution of Units

We intend to qualify Units of the Trusts for sale in a number of states. Units will be sold at the current Public Offering Price.

Dealer Concessions.

Dealers and other selling agents can purchase Units at prices which represent a concession or agency commission of 65% of the then current maximum sales charge.

                   Expenses and Charges

In addition to the expenses and charges listed in Part Two of this prospectus, as Sponsor, we will receive a fee from FT 500 and FT 548 for creating and developing the Trusts, including determining each Trust's objectives, policies, composition and size, selecting service providers and information services and for providing other similar administrative and ministerial functions. The "creation and development fee" is accrued (and becomes a liability of each Trust) on a daily basis. The dollar amount of the creation and development fee accrued each day, which will vary with fluctuations in a Trust's net asset value, is determined by multiplying the net asset value of the Trust on that day by 1/365 of the annual creation and development fee of .35% for each Trust. The total amount of any accrued but unpaid creation and development fee is paid to the Sponsor on a monthly basis from the assets of your Trust. If you redeem your Units, you will only be responsible for any accrued and unpaid creation and development fee through the date of redemption. In connection with the creation and development fee, in no event will the Sponsor collect more than .55% of a Unit holder's initial investment. We do not use this fee to pay distribution expenses or as compensation for sales efforts.

             Income and Capital Distributions

Distribution Reinvestment Option. You may elect to have each distribution of income and/or capital reinvested into additional Units of your Trust by notifying the Trustee at least 10 days before any Record Date. Each later distribution of income and/or capital on your Units will be reinvested by the Trustee into additional Units of your Trust. This option may not be available in all states. PLEASE NOTE THAT EVEN IF YOU REINVEST DISTRIBUTIONS, THEY ARE STILL CONSIDERED DISTRIBUTIONS FOR INCOME TAX PURPOSES.

                     Other Information

Supplemental Information.

If you write or call the Sponsor, you will receive free of charge supplemental information about this Series, which has been filed with the SEC and to which we have referred throughout. This information states more specific details concerning the nature, structure and risks of this product.

                             First Trust(R)

                         Energy Portfolio Series
                       Energy Growth Trust Series

                                FT Series
               The First Trust(R) Special Situations Trust

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                                 Sponsor:

                       First Trust Portfolios L.P.

                         1001 Warrenville Road
                          Lisle, Illinois 60532
                             1-630-241-4141

                                 Trustee:

                          The Bank of New York

                           101 Barclay Street
                        New York, New York 10286
                              1-800-813-3074
                         24-Hour Pricing Line:
                              1-800-446-0132

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

     PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

                             First Trust(R)

                         Energy Portfolio Series
                       Energy Growth Trust Series

                              The FT Series
               The First Trust(R) Special Situations Trust

                         Information Supplement

This Information Supplement provides additional information concerning the structure, operations and risks of unit investment trusts ("Trusts") contained in the Trusts not found in the prospectus. This Information Supplement is not a prospectus and does not include all of the information that a prospective investor should consider before investing in a Trust. This Information Supplement should be read in conjunction with the prospectus for the Trust in which an investor is considering investing ("prospectus").

This Information Supplement is dated April 30, 2007. Capitalized terms have been defined in the prospectus.

                            Table of Contents

Risk Factors
   Securities                                                  1
   Dividends                                                   1
   Foreign Issuers                                             1
Concentration
   Energy                                                      2

Risk Factors

Securities. An investment in Units should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the Securities or the general condition of the relevant stock market may worsen, and the value of the Securities and therefore the value of the Units may decline. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value, as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Both U.S. and foreign markets have experienced substantial volatility and significant declines recently as a result of certain or all of these factors.

Dividends. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy.

Foreign Issuers. Since certain of the Securities included in the Trusts consist of securities of foreign issuers, an investment in the Trusts involves certain investment risks that are different in some respects from an investment in a trust which invests entirely in the securities of domestic issuers. These investment risks include future political or governmental restrictions which might adversely affect the payment or receipt of payment of dividends on the relevant Securities, the possibility that the financial condition of the issuers of the Securities may become impaired or that the general condition of the relevant stock market may worsen (both of which would contribute directly to a decrease in the value of the Securities and thus in the value of the Units), the limited liquidity and relatively small market capitalization of the relevant securities market, expropriation or confiscatory taxation, economic uncertainties and foreign currency devaluations and fluctuations. In addition, for foreign issuers that are not subject to the reporting requirements of the Securities Exchange Act of 1934, there may be less publicly available information than is available from a domestic issuer. Also, foreign issuers are not necessarily subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic issuers. The securities of many foreign issuers are less liquid and their prices more volatile than securities of comparable domestic issuers. In addition, fixed brokerage commissions and other transaction costs on foreign securities exchanges are generally higher than in the United States and there is generally less government supervision and regulation of exchanges, brokers and issuers in foreign countries than there is in the United States. However, due to the nature of the issuers of the Securities selected for the Trusts, the Sponsor believes that adequate information will be available to allow the Supervisor to provide portfolio surveillance for the Trusts.

Securities issued by non-U.S. issuers generally pay dividends in foreign currencies and are principally traded in foreign currencies. Therefore, there is a risk that the United States dollar value of these securities will vary with fluctuations in the U.S. dollar foreign exchange rates for the various Securities.

On the basis of the best information available to the Sponsor at the present time, none of the Securities in the Trusts are subject to exchange control restrictions under existing law which would materially interfere with payment to the Trusts of dividends due on, or proceeds from the sale of, the Securities. However, there can be no assurance that exchange control regulations might not be adopted in the future which might adversely affect payment to the Trusts. The adoption of exchange control regulations and other legal restrictions could have an adverse impact on the marketability of international securities in the Trusts and on the ability of the Trusts to satisfy its obligation to redeem Units tendered to the Trustee for redemption. In addition, restrictions on the settlement of transactions on either the purchase or sale side, or both, could cause delays or increase the costs associated with the purchase and sale of the foreign Securities and correspondingly could affect the price of the Units.

Investors should be aware that it may not be possible to buy all Securities at the same time because of the unavailability of any Security, and restrictions applicable to the Trusts relating to the purchase of a Security by reason of the federal securities laws or otherwise.

Foreign securities generally have not been registered under the Securities Act of 1933 and may not be exempt from the registration requirements of such Act. Sales of non-exempt Securities by a Trust in the United States securities markets are subject to severe restrictions and may not be practicable. Accordingly, sales of these Securities by the Trusts will generally be effected only in foreign securities markets. Although the Sponsor does not believe that the Trusts will encounter obstacles in disposing of the Securities, investors should realize that the Securities may be traded in foreign countries where the securities markets are not as developed or efficient and may not be as liquid as those in the United States. The value of the Securities will be adversely affected if trading markets for the Securities are limited or absent.

Concentration

Energy. An investment in Units of the Trusts should be made with an understanding of the problems and risks such an investment may entail. The Trusts invest in Securities of companies involved in the energy industry. The business activities of companies held in the Trusts may include: production, generation, transmission, marketing, control, or measurement of gas and oil; the provision of component parts or services to companies engaged in the above activities; energy research or experimentation; and environmental activities related to the solution of energy problems, such as energy conservation and pollution control.

The securities of companies in the energy field are subject to changes in value and dividend yield which depend, to a large extent, on the price and supply of energy fuels. Swift price and supply fluctuations may be caused by events relating to international politics, energy conservation, the success of exploration projects, and tax and other regulatory policies of various governments. As a result of the foregoing, the Securities in the Trusts may be subject to rapid price volatility. The Sponsor is unable to predict what impact the foregoing factors will have on the Securities during the life of the Trusts.

According to the U.S. Department of Commerce, the factors which will most likely shape the energy industry include the price and availability of oil from the Middle East, changes in U.S. environmental policies and the continued decline in U.S. production of crude oil. Possible effects of these factors may be increased U.S. and world dependence on oil from the Organization of Petroleum Exporting Countries ("OPEC") and highly uncertain and potentially more volatile oil prices. Factors which the Sponsor believes may increase the profitability of oil and petroleum operations include increasing demand for oil and petroleum products as a result of the continued increases in annual miles driven and the improvement in refinery operating margins caused by increases in average domestic refinery utilization rates. The existence of surplus crude oil production capacity and the willingness to adjust production levels are the two principal requirements for stable crude oil markets. Without excess capacity, supply disruptions in some countries cannot be compensated for by others. Surplus capacity in Saudi Arabia and a few other countries and the utilization of that capacity prevented, during the Persian Gulf crisis, and continues to prevent, severe market disruption. Although unused capacity contributed to market stability in 1990 and 1991, it ordinarily creates pressure to overproduce and contributes to market uncertainty. The restoration of a large portion of Kuwait and Iraq's production and export capacity could lead to such a development in the absence of substantial growth in world oil demand. Formerly, OPEC members attempted to exercise control over production levels in each country through a system of mandatory production quotas. Because of the 1990-1991 crisis in the Middle East, the mandatory system has since been replaced with a voluntary system. Production under the new system has had to be curtailed on at least one occasion as a result of weak prices, even in the absence of supplies from Kuwait and Iraq. The pressure to deviate from mandatory quotas, if they are reimposed, is likely to be substantial and could lead to a weakening of prices. In the longer term, additional capacity and production will be required to accommodate the expected large increases in world oil demand and to compensate for expected sharp drops in U.S. crude oil production and exports from the Soviet Union. Only a few OPEC countries, particularly Saudi Arabia, have the petroleum reserves that will allow the required increase in production capacity to be attained. Given the large-scale financing that is required, the prospect that such expansion will occur soon enough to meet the increased demand is uncertain.

Declining U.S. crude oil production will likely lead to increased dependence on OPEC oil, putting refiners at risk of continued and unpredictable supply disruptions. Increasing sensitivity to environmental concerns will also pose serious challenges to the industry over the coming decade. Refiners are likely to be required to make heavy capital investments and make major production adjustments in order to comply with increasingly stringent environmental legislation, such as the 1990 amendments to the Clean Air Act. If the cost of these changes is substantial enough to cut deeply into profits, smaller refiners may be forced out of the industry entirely. Moreover, lower consumer demand due to increases in energy efficiency and conservation, gasoline reformulations that call for less crude oil, warmer winters or a general slowdown in economic growth in this country and abroad could negatively affect the price of oil and the profitability of oil companies. No assurance can be given that the demand for or prices of oil will increase or that any increases will not be marked by great volatility. Some oil companies may incur large cleanup and litigation costs relating to oil spills and other environmental damage. Oil production and refining operations are subject to extensive federal, state and local environmental laws and regulations governing air emissions and the disposal of hazardous materials. Increasingly stringent environmental laws and regulations are expected to require companies with oil production and refining operations to devote significant financial and managerial resources to pollution control. General problems of the oil and petroleum products industry include the ability of a few influential producers to significantly affect production, the concomitant volatility of crude oil prices, increasing public and governmental concern over air emissions, waste product disposal, fuel quality and the environmental effects of fossil-fuel use in general.

In addition, any future scientific advances concerning new sources of energy and fuels or legislative changes relating to the energy industry or the environment could have a negative impact on the petroleum products industry. While legislation has been enacted to deregulate certain aspects of the oil industry, no assurances can be given that new or additional regulations will not be adopted. Each of the problems referred to could adversely affect the financial stability of the issuers of any petroleum industry stocks in each of the Trusts.

                     Equity Income Portfolio Series

                                FT Series

PROSPECTUS                                   NOTE: THIS PART THREE PROSPECTUS
Part Three                                              MAY ONLY BE USED WITH
Dated April 30, 2007                                    PART ONE AND PART TWO

Each Trust contains a diversified portfolio of common stocks
("Securities"). The objective of each Trust is to provide the potential for above-average capital appreciation.

  All Parts of the Prospectus Should be Retained for Future Reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             First Trust(R)

                             1-800-621-1675

                       Portfolios

Objectives.

The objective of each Trust is to provide investors with the potential for above-average capital appreciation through an investment in a diversified portfolio of common stocks. A diversified portfolio helps to offset the risks normally associated with such an investment, although it does not eliminate them entirely. The companies selected for the Trusts have been researched and evaluated using database screening techniques, fundamental analysis, and the judgment of the Sponsor's research analysts.

Of course, as with any similar investments, there can be no guarantee that the objective of the Trusts will be achieved. See "Risk Factors" herein and in Part Two of this prospectus for a discussion of the risks of investing in the Trusts.

                      Risk Factors

Financial Services Industry. Certain of the Trusts are considered to be concentrated in the financial services industry, which includes banks and thrifts, financial services and insurance companies, and investment firms. Banks, thrifts and their holding companies are especially subject to the adverse effects of economic recession; volatile interest rates; portfolio concentrations in geographic markets and in commercial and residential real estate loans; and competition from new entrants in their fields of business. Although recently-enacted legislation repealed most of the barriers which separated the banking, insurance and securities industries, these industries are still extensively regulated at both the federal and state level and may be adversely affected by increased regulations.

Banks and thrifts face increased competition from nontraditional lending sources as regulatory changes, such as the recently enacted financial-services overhaul legislation, permit new entrants to offer various financial products. Technological advances such as the Internet allow these nontraditional lending sources to cut overhead and permit the more efficient use of customer data.

Brokerage firms, broker/dealers, investment banks, finance companies and mutual fund companies are also financial services providers. These companies compete with banks and thrifts to provide traditional financial service products, in addition to their traditional services, such as brokerage and investment advice. In addition, all financial service companies face shrinking profit margins due to new competitors, the cost of new technology and the pressure to compete globally.

Companies involved in the insurance industry are engaged in underwriting, selling, distributing or placing of property and casualty, life or health insurance. Insurance company profits are affected by many factors, including interest rate movements, the imposition of premium rate caps, competition and pressure to compete globally. Property and casualty insurance profits may also be affected by weather catastrophes and other disasters. Life and health insurance profits may be affected by mortality rates. Already extensively regulated, insurance companies' profits may also be adversely affected by increased government regulations or tax law changes.

Legislation/Litigation. From time to time, various legislative initiatives are proposed in the United States and abroad which may have a negative impact on certain companies represented in a Trust. In addition, litigation regarding any of the issuers of the Securities, such as that concerning Altria Group Inc., or the industries represented by the issuers, may negatively impact the share prices of these Securities. We cannot predict what impact any pending or proposed legislation or pending or threatened litigation will have on the share prices of the Securities.

Foreign Stocks. Certain of the Securities in certain of the Trusts are issued by foreign companies, which makes these Trusts subject to more risks than if they invested solely in domestic common stocks. These Securities are either directly listed on a U.S. securities exchange or are in the form of American Depositary Receipts ("ADRs") which are listed on a U.S. securities exchange. Risks of foreign common stocks include higher brokerage costs; different accounting standards; expropriation, nationalization or other adverse political or economic developments; currency devaluations, blockages or transfer restrictions; restrictions on foreign investments and exchange of securities; inadequate financial information; and lack of liquidity of certain foreign markets.

                     Public Offering

Discounts for Certain Persons.

For FT 739, if you invest at least $50,000 (except if you are purchasing for "Fee Accounts" as described in Part Two of this prospectus), the sales charge is reduced, as follows:

                                          Your maximum
If you invest                             sales charge
(in thousands):*                          will be:
_______________                           ____________
$50 but less than $100                    4.70%
$100 but less than $250                   4.40%
$250 but less than $500                   3.95%
$500 but less than $1,000                 2.95%
$1,000 or more                            2.05%

For FT 802, FT 866, FT 927, FT 995 and FT 1093:

                               Your maximum     Dealer
If you invest                  sales charge     concession
(in thousands):*               will be:         will be:
________________               ____________     __________
$50 but less than $100         4.70%            3.35%
$100 but less than $250        4.45%            3.25%
$250 but less than $500        3.95%            2.75%
$500 but less than $1,000      2.95%            2.00%
$1,000 or more                 2.05%            1.25%

* The breakpoints will be adjusted to take into consideration purchase orders stated in dollars which cannot be completely fulfilled due to the requirement that only whole Units be issued.

The reduced sales charge for quantity purchases will apply only to purchases made by the same person on any one day from any one dealer. In addition, we will also consider Units you purchase in the name of your spouse or child under 21 years of age to be purchases by you. The reduced sales charge will also apply to a trustee or other fiduciary purchasing Units for a single trust estate or single fiduciary account. You must inform your dealer of any combined purchases before the sale in order to be eligible for a reduced sales charge. Any reduced transactional sales charge is the responsibility of the party making the sale.

The following persons may purchase Units at the Public Offering Price less the applicable dealer concession:

- Employees, officers and directors of the Sponsor, our related companies and dealers.

- Immediate family members of the above (spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law, daughters-in-law, brothers-in-law and sisters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons).

                  Distribution of Units

We intend to qualify Units of the Trusts for sale in a number of states. Units will be sold at the current Public Offering Price.

Dealer Concessions.

Dealers and other selling agents can purchase Units at prices which represent a concession or agency commission of 65% of the then current maximum sales charge.

                       Distributions

Distribution Reinvestment Option. You may elect to have each distribution of income and/or capital reinvested into additional Units of the Trust by notifying the Trustee at least 10 days before any Record Date. Each later distribution of income and/or capital on your Units will be reinvested by the Trustee into additional Units of the Trust. There is no deferred sales charge on Units acquired through the Distribution Reinvestment Option, as discussed under "Public Offering." This option may not be available in all states.PLEASE NOTE THAT EVEN IF YOU REINVEST DISTRIBUTIONS, THEY ARE STILL CONSIDERED DISTRIBUTIONS FOR INCOME TAX PURPOSES.

                    Other Information

Supplemental Information.

If you write or call the Sponsor, you will receive free of charge supplemental information about this Series, which has been filed with the SEC and to which we have referred throughout. This information states more specific details concerning the nature, structure and risks of this product.

                             First Trust(R)

                     Equity Income Portfolio Series

                                FT Series

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                                Sponsor:

                       First Trust Portfolios L.P.

                         1001 Warrenville Road
                          Lisle, Illinois 60532
                             1-630-241-4141

                                Trustee:

                          The Bank of New York

                           101 Barclay Street
                        New York, New York 10286
                             1-800-813-3074
                          24-Hour Pricing Line:
                             1-800-446-0132

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

     PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

                             First Trust(R)

                     Equity Income Portfolio Series

                              The FT Series

                         Information Supplement

This Information Supplement provides additional information concerning the structure, operations and risks of unit investment trusts ("Trusts") contained in the Trusts not found in the prospectus. This Information Supplement is not a prospectus and does not include all of the information that a prospective investor should consider before investing in a Trust. This Information Supplement should be read in conjunction with the prospectus for the Trust in which an investor is considering investing ("prospectus").

This Information Supplement is dated March 30, 2007. Capitalized terms have been defined in the prospectus.

                            Table of Contents

Risk Factors
   Securities                                                  1
   Dividends                                                   1
   Foreign Issuers                                             1
Concentration
   Financial Services                                          2

Risk Factors

Securities. An investment in Units should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the Securities or the general condition of the relevant stock market may worsen, and the value of the Securities and therefore the value of the Units may decline. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value, as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Both U.S. and foreign markets have experienced substantial volatility and significant declines recently as a result of certain or all of these factors.

Dividends. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy.

Foreign Issuers. Since certain of the Securities included in certain of the Trusts consist of securities of foreign issuers, an investment in the Trusts involves certain investment risks that are different in some respects from an investment in a trust which invests entirely in the securities of domestic issuers. These investment risks include future political or governmental restrictions which might adversely affect the payment or receipt of payment of dividends on the relevant Securities, the possibility that the financial condition of the issuers of the Securities may become impaired or that the general condition of the relevant stock market may worsen (both of which would contribute directly to a decrease in the value of the Securities and thus in the value of the Units), the limited liquidity and relatively small market capitalization of the relevant securities market, expropriation or confiscatory taxation, economic uncertainties and foreign currency devaluations and fluctuations. In addition, for foreign issuers that are not subject to the reporting requirements of the Securities Exchange Act of 1934, there may be less publicly available information than is available from a domestic issuer. Also, foreign issuers are not necessarily subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic issuers. The securities of many foreign issuers are less liquid and their prices more volatile than securities of comparable domestic issuers. In addition, fixed brokerage commissions and other transaction costs on foreign securities exchanges are generally higher than in the United States and there is generally less government supervision and regulation of exchanges, brokers and issuers in foreign countries than there is in the United States. However, due to the nature of the issuers of the Securities selected for the Trusts, the Sponsor believes that adequate information will be available to allow the Supervisor to provide portfolio surveillance for the Trusts.

Securities issued by non-U.S. issuers generally pay dividends in foreign currencies and are principally traded in foreign currencies. Therefore, there is a risk that the United States dollar value of these securities will vary with fluctuations in the U.S. dollar foreign exchange rates for the various Securities.

On the basis of the best information available to the Sponsor at the present time, none of the Securities in the Trusts are subject to exchange control restrictions under existing law which would materially interfere with payment to the Trusts of dividends due on, or proceeds from the sale of, the Securities. However, there can be no assurance that exchange control regulations might not be adopted in the future which might adversely affect payment to the Trusts. The adoption of exchange control regulations and other legal restrictions could have an adverse impact on the marketability of international securities in the Trusts and on the ability of the Trusts to satisfy its obligation to redeem Units tendered to the Trustee for redemption. In addition, restrictions on the settlement of transactions on either the purchase or sale side, or both, could cause delays or increase the costs associated with the purchase and sale of the foreign Securities and correspondingly could affect the price of the Units.

Investors should be aware that it may not be possible to buy all Securities at the same time because of the unavailability of any Security, and restrictions applicable to the Trusts relating to the purchase of a Security by reason of the federal securities laws or otherwise.

Foreign securities generally have not been registered under the Securities Act of 1933 and may not be exempt from the registration requirements of such Act. Sales of non-exempt Securities by a Trust in the United States securities markets are subject to severe restrictions and may not be practicable. Accordingly, sales of these Securities by the Trusts will generally be effected only in foreign securities markets. Although the Sponsor does not believe that the Trusts will encounter obstacles in disposing of the Securities, investors should realize that the Securities may be traded in foreign countries where the securities markets are not as developed or efficient and may not be as liquid as those in the United States. The value of the Securities will be adversely affected if trading markets for the Securities are limited or absent.

Concentration

Financial Services. An investment in Units of the Trusts should be made with an understanding of the problems and risks inherent in the bank and financial services sector in general.

Banks, thrifts and their holding companies are especially subject to the adverse effects of economic recession, volatile interest rates, portfolio concentrations in geographic markets and in commercial and residential real estate loans, and competition from new entrants in their fields of business. Banks and thrifts are highly dependent on net interest margin. Recently, bank profits have come under pressure as net interest margins have contracted, but volume gains have been strong in both commercial and consumer products. There is no certainty that such conditions will continue. Bank and thrift institutions had received significant consumer mortgage fee income as a result of activity in mortgage and refinance markets. As initial home purchasing and refinancing activity subsided, this income diminished. Economic conditions in the real estate markets, which have been weak in the past, can have a substantial effect upon banks and thrifts because they generally have a portion of their assets invested in loans secured by real estate. Banks, thrifts and their holding companies are subject to extensive federal regulation and, when such institutions are state-chartered, to state regulation as well. Such regulations impose strict capital requirements and limitations on the nature and extent of business activities that banks and thrifts may pursue. Furthermore, bank regulators have a wide range of discretion in connection with their supervisory and enforcement authority and may substantially restrict the permissible activities of a particular institution if deemed to pose significant risks to the soundness of such institution or the safety of the federal deposit insurance fund. Regulatory actions, such as increases in the minimum capital requirements applicable to banks and thrifts and increases in deposit insurance premiums required to be paid by banks and thrifts to the Federal Deposit Insurance Corporation ("FDIC"), can negatively impact earnings and the ability of a company to pay dividends. Neither federal insurance of deposits nor governmental regulations, however, insures the solvency or profitability of banks or their holding companies, or insures against any risk of investment in the securities issued by such institutions.

The statutory requirements applicable to and regulatory supervision of banks, thrifts and their holding companies have increased significantly and have undergone substantial change in recent years. To a great extent, these changes are embodied in the Financial Institutions Reform, Recovery and Enforcement Act; enacted in August 1989, the Federal Deposit Insurance Corporation Improvement Act of 1991, the Resolution

Trust Corporation Refinancing, Restructuring, and Improvement Act of 1991 and the regulations promulgated under these laws. Many of the regulations promulgated pursuant to these laws have only recently been finalized and their impact on the business, financial condition and prospects of the Securities in the Trusts' portfolios cannot be predicted with certainty. The Gramm-Leach-Bliley Act repealed most of the barriers set up by the 1933 Glass-Steagall Act which separated the banking, insurance and securities industries. Now banks, insurance companies and securities firms can merge to form one-stop financial conglomerates marketing a wide range of financial service products to investors. This legislation will likely result in increased merger activity and heightened competition among existing and new participants in the field. Efforts to expand the ability of federal thrifts to branch on an interstate basis have been initially successful through promulgation of regulations, and legislation to liberalize interstate banking has recently been signed into law. Under the legislation, banks will be able to purchase or establish subsidiary banks in any state, one year after the legislation's enactment. Since mid-1997, banks have been allowed to turn existing banks into branches. Consolidation is likely to continue. The Securities and Exchange Commission and the Financial Accounting Standards Board require the expanded use of market value accounting by banks and have imposed rules requiring market accounting for investment securities held in trading accounts or available for sale. Adoption of additional such rules may result in increased volatility in the reported health of the industry, and mandated regulatory intervention to correct such problems. Additional legislative and regulatory changes may be forthcoming. For example, the bank regulatory authorities have proposed substantial changes to the Community Reinvestment Act and fair lending laws, rules and regulations, and there can be no certainty as to the effect, if any, that such changes would have on the Securities in the Trusts' portfolios. In addition, from time to time the deposit insurance system is reviewed by Congress and federal regulators, and proposed reforms of that system could, among other things, further restrict the ways in which deposited moneys can be used by banks or reduce the dollar amount or number of deposits insured for any depositor. Such reforms could reduce profitability as investment opportunities available to bank institutions become more limited and as consumers look for savings vehicles other than bank deposits. Banks and thrifts face significant competition from other financial institutions such as mutual funds, credit unions, mortgage banking companies and insurance companies, and increased competition may result from legislative broadening of regional and national interstate banking powers as has been recently enacted. Among other benefits, the legislation allows banks and bank holding companies to acquire across previously prohibited state lines and to consolidate their various bank subsidiaries into one unit. The Sponsor makes no prediction as to what, if any, manner of bank and thrift regulatory actions might ultimately be adopted or what ultimate effect such actions might have on the Trusts' portfolios.

The Federal Bank Holding Company Act of 1956 generally prohibits a bank holding company from (1) acquiring, directly or indirectly, more than 5% of the outstanding shares of any class of voting securities of a bank or bank holding company, (2) acquiring control of a bank or another bank holding company, (3) acquiring all or substantially all the assets of a bank, or (4) merging or consolidating with another bank holding company, without first obtaining Federal Reserve Board ("FRB") approval. In considering an application with respect to any such transaction, the FRB is required to consider a variety of factors, including the potential anti-competitive effects of the transaction, the financial condition and future prospects of the combining and resulting institutions, the managerial resources of the resulting institution, the convenience and needs of the communities the combined organization would serve, the record of performance of each combining organization under the Community Reinvestment Act and the Equal Credit Opportunity Act, and the prospective availability to the FRB of information appropriate to determine ongoing regulatory compliance with applicable banking laws. In addition, the federal Change In Bank Control Act and various state laws impose limitations on the ability of one or more individuals or other entities to acquire control of banks or bank holding companies.

The FRB has issued a policy statement on the payment of cash dividends by bank holding companies. In the policy statement, the FRB expressed its view that a bank holding company experiencing earnings weaknesses should not pay cash dividends which exceed its net income or which could only be funded in ways that would weaken its financial health, such as by borrowing. The FRB also may impose limitations on the payment of dividends as a condition to its approval of certain applications, including applications for approval of mergers and acquisitions. The Sponsor makes no prediction as to the effect, if any, such laws will have on the Securities or whether such approvals, if necessary, will be obtained.

Companies involved in the insurance industry are engaged in underwriting, reinsuring, selling, distributing or placing of property and casualty, life or health insurance. Other growth areas within the insurance industry include brokerage, reciprocals, claims processors and multiline insurance companies. Insurance company profits are affected by interest rate levels, general economic conditions, and price and marketing competition. Property and casualty insurance profits may also be affected by weather catastrophes and other disasters. Life and health insurance profits may be affected by mortality and morbidity rates. Individual companies may be exposed to material risks including reserve inadequacy and the inability to collect from reinsurance carriers. Insurance companies are subject to extensive governmental regulation, including the imposition of maximum rate levels, which may not be adequate for some lines of business. Proposed or potential tax law changes may also adversely affect insurance companies' policy sales, tax obligations, and profitability. In addition to the foregoing, profit margins of these companies continue to shrink due to the commoditization of traditional businesses, new competitors, capital expenditures on new technology and the pressures to compete globally.

In addition to the normal risks of business, companies involved in the insurance industry are subject to significant risk factors, including those applicable to regulated insurance companies, such as: (i) the inherent uncertainty in the process of establishing property-liability loss reserves, particularly reserves for the cost of environmental, asbestos and mass tort claims, and the fact that ultimate losses could materially exceed established loss reserves which could have a material adverse effect on results of operations and financial condition; (ii) the fact that insurance companies have experienced, and can be expected in the future to experience, catastrophe losses which could have a material adverse impact on their financial condition, results of operations and cash flow; (iii) the inherent uncertainty in the process of establishing property-liability loss reserves due to changes in loss payment patterns caused by new claims settlement practices; (iv) the need for insurance companies and their subsidiaries to maintain appropriate levels of statutory capital and surplus, particularly in light of continuing scrutiny by rating organizations and state insurance regulatory authorities, and in order to maintain acceptable financial strength or claims-paying ability rating; (v) the extensive regulation and supervision to which insurance companies' subsidiaries are subject, various regulatory initiatives that may affect insurance companies, and regulatory and other legal actions; (vi) the adverse impact that increases in interest rates could have on the value of an insurance company's investment portfolio and on the attractiveness of certain of its products; (vii) the need to adjust the effective duration of the assets and liabilities of life insurance operations in order to meet the anticipated cash flow requirements of its policyholder obligations; and
(vii) the uncertainty involved in estimating the availability of reinsurance and the collectibility of reinsurance recoverables.

The state insurance regulatory framework has, during recent years, come under increased federal scrutiny, and certain state legislatures have considered or enacted laws that alter and, in many cases, increase state authority to regulate insurance companies and insurance holding company systems. Further, the National Association of Insurance Commissioners ("NAIC") and state insurance regulators are re-examining existing laws and regulations, specifically focusing on insurance companies, interpretations of existing laws and the development of new laws. In addition, Congress and certain federal agencies have investigated the condition of the insurance industry in the United States to determine whether to promulgate additional federal regulation. The Sponsor is unable to predict whether any state or federal legislation will be enacted to change the nature or scope of regulation of the insurance industry, or what effect, if any, such legislation would have on the industry.

All insurance companies are subject to state laws and regulations that require diversification of their investment portfolios and limit the amount of investments in certain investment categories. Failure to comply with these laws and regulations would cause non-conforming investments to be treated as non-admitted assets for purposes of measuring statutory surplus and, in some instances, would require divestiture.

Environmental pollution clean-up is the subject of both federal and state regulation. By some estimates, there are thousands of potential waste sites subject to clean up. The insurance industry is involved in extensive litigation regarding coverage issues. The Comprehensive Environmental Response Compensation and Liability Act of 1980 ("Superfund") and comparable state statutes ("mini-Superfund") govern the clean-up and restoration by "Potentially Responsible Parties" ("PRP's"). Superfund and the mini-Superfunds ("Environmental Clean-up Laws or "ECLs") establish a mechanism to pay for clean-up of waste sites if PRP's fail to do so, and to assign liability to PRP's. The extent of liability to be allocated to a PRP is dependent on a variety of factors. The extent of clean-up necessary and the assignment of liability has not been fully established. The insurance industry is disputing many such claims. Key coverage issues include whether Superfund response costs are considered damages under the policies, when and how coverage is triggered, applicability of pollution exclusions, the potential for joint and several liability and definition of an occurrence. Similar coverage issues exist for clean up and waste sites not covered under Superfund. To date, courts have been inconsistent in their rulings on these issues. An insurer's exposure to liability with regard to its insureds which have been, or may be, named as PRPs is uncertain. Superfund reform proposals have been introduced in Congress, but none have been enacted. There can be no assurance that any Superfund reform legislation will be enacted or that any such legislation will provide for a fair, effective and cost-efficient system for settlement of Superfund related claims.

While current federal income tax law permits the tax-deferred accumulation of earnings on the premiums paid by an annuity owner and holders of certain savings-oriented life insurance products, no assurance can be given that future tax law will continue to allow such tax deferrals. If such deferrals were not allowed, consumer demand for the affected products would be substantially reduced. In addition, proposals to lower the federal income tax rates through a form of flat tax or otherwise could have, if enacted, a negative impact on the demand for such products.

Companies engaged in investment banking/brokerage and investment management include brokerage firms, broker/dealers, investment banks, finance companies and mutual fund companies. Earnings and share prices of companies in this industry are quite volatile, and often exceed the volatility levels of the market as a whole. Recently, ongoing consolidation in the industry and the strong stock market has benefited stocks which investors believe will benefit from greater investor and issuer activity. Major determinants of future earnings of these companies are the direction of the stock market, investor confidence, equity transaction volume, the level and direction of long-term and short-term interest rates, and the outlook for emerging markets. Negative trends in any of these earnings determinants could have a serious adverse effect on the financial stability, as well as the stock prices, of these companies. Furthermore, there can be no assurance that the issuers of the Securities included in the Financial Services Portfolios will be able to respond in a timely manner to compete in the rapidly developing marketplace. In addition to the foregoing, profit margins of these companies continue to shrink due to the commoditization of traditional businesses, new competitors, capital expenditures on new technology and the pressures to compete globally.

                   Financial Services Portfolio Series
                      Financial Growth Trust Series
                       Financials Portfolio Series

                                FT Series
               The First Trust(R) Special Situations Trust

PROSPECTUS                                     NOTE: THIS PART THREE PROSPECTUS
Part Three                                                MAY ONLY BE USED WITH
Dated April 30, 2007                                      PART ONE AND PART TWO

Each Trust contains a diversified portfolio of common stocks
("Securities") issued by companies in the industry sector or investment focus for which the Trust is named. The objective of each Trust is to provide the potential for above-average capital appreciation.

  All Parts of the Prospectus Should be Retained for Future Reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                            FIRST TRUST (R)

                            1-800-621-1675

                        Portfolios

Objectives.

The objective of each Trust is to provide investors with the potential for above-average capital appreciation through an investment in a diversified portfolio of common stocks of companies in the industry sector or investment focus for which the Trust is named. A diversified portfolio helps to offset the risks normally associated with such an investment, although it does not eliminate them entirely. The companies selected for the Trusts have been researched and evaluated using database screening techniques, fundamental analysis, and the judgment of the Sponsor's research analysts.

Of course, as with any similar investments, there can be no guarantee that the objective of the Trusts will be achieved. See "Risk Factors" herein and in Part Two of this prospectus for a discussion of the risks of investing in the Trusts.

                       Risk Factors

Financial Services Industry. Because more than 25% of each Trust is invested in financial services companies, which includes banks and thrifts, financial services and insurance companies, and investment firms, these Trusts are considered to be concentrated in the financial services industry. A portfolio concentrated in a single industry may present more risks than a portfolio which is broadly diversified over several industries. Banks, thrifts and their holding companies are especially subject to the adverse effects of economic recession; volatile interest rates; portfolio concentrations in geographic markets and in commercial and residential real estate loans; and competition from new entrants in their fields of business. Although recently-enacted legislation repealed most of the barriers which separated the banking, insurance and securities industries, these industries are still extensively regulated at both the federal and state level and may be adversely affected by increased regulations.

Banks and thrifts face increased competition from nontraditional lending sources as regulatory changes, such as the recently enacted financial-services overhaul legislation, permit new entrants to offer various financial products. Technological advances such as the Internet allow these nontraditional lending sources to cut overhead and permit the more efficient use of customer data.

Brokerage firms, broker/dealers, investment banks, finance companies and mutual fund companies are also financial services providers. These companies compete with banks and thrifts to provide traditional financial service products, in addition to their traditional services, such as brokerage and investment advice. In addition, all financial service companies face shrinking profit margins due to new competitors, the cost of new technology and the pressure to compete globally.

Companies involved in the insurance industry are engaged in underwriting, selling, distributing or placing of property and casualty, life or health insurance. Insurance company profits are affected by many factors, including interest rate movements, the imposition of premium rate caps, competition and pressure to compete globally. Property and casualty insurance profits may also be affected by weather catastrophes and other disasters. Life and health insurance profits may be affected by mortality rates. Already extensively regulated, insurance companies' profits may also be adversely affected by increased government regulations or tax law changes.

                      Public Offering

Discounts for Certain Persons.

For all Trusts except FT 500, FT 548, FT 594, FT 654, FT 738, FT 802, FT 867, FT 927 and FT 1093, if you invest at least $50,000 (except if you are purchasing for "Fee Accounts" as described in Part Two of this prospectus), the maximum sales charge is reduced, as follows:

                                       Your maximum
If you invest                          sales charge
(in thousands):*                       will be:
_________________                      ____________
$50 but less than $100                 4.25%
$100 but less than $250                4.00%
$250 but less than $500                3.50%
$500 or more                           2.50%

For FT 500 and FT 548:

                                           Your maximum
                                           transactional
If you invest                              sales charge
(in thousands):*                           will be:
_________________                          _____________
$50 but less than $100                     4.15%
$100 but less than $250                    3.90%
$250 but less than $500                    3.40%
$500 but less than $1 million              2.40%
$1 million or more                         1.50%

For FT 594 and FT 654:

                                           Your maximum
If you invest                              sales charge
(in thousands):*                           will be:
________________                           ____________
$50 but less than $100                     4.60%
$100 but less than $250                    4.35%
$250 but less than $500                    3.85%
$500 but less than $1,000                  2.85%
$1,000 or more                             1.95%

For FT 738:

                                           Your maximum
If you invest                              sales charge
(in thousands):*                           will be:
_______________                            ____________
$50 but less than $100                     4.70%
$100 but less than $250                    4.40%
$250 but less than $500                    3.95%
$500 but less than $1,000                  2.95%
$1,000 or more                             2.05%

For FT 802, FT 867, FT 927 and FT 1093:

                               Your maximum     Dealer
If you invest                  sales charge     concession
(in thousands):*               will be:         will be:
_______________________        _________        ________
$50 but less than $100         4.70%            3.35%
$100 but less than $250        4.45%            3.25%
$250 but less than $500        3.95%            2.75%
$500 but less than $1,000      2.95%            2.00%
$1,000 or more                 2.05%            1.25%

* The breakpoints will be adjusted to take into consideration purchase orders stated in dollars which cannot be completely fulfilled due to the requirement that only whole Units be issued.

The reduced sales charge for quantity purchases will apply only to purchases made by the same person on any one day from any one dealer. In addition, we will consider Units you purchase in the name of your spouse or your child under 21 years of age to be purchases by you for determining the reduced sales charge. The reduced sales charges will also apply to a trustee or other fiduciary purchasing Units for a single trust estate or single fiduciary account. You must inform your dealer of any combined purchases before the sale in order to be eligible for the reduced sales charge. Any reduced sales is the responsibility of the party making the sale.

The following persons may purchase Units at the Public Offering Price less the applicable dealer concession:

- Employees, officers and directors of the Sponsor, our related companies and dealers.

- Immediate family members of the above (spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law, daughters-in-law, brothers-in-law and sisters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons).

                   Distribution of Units

We intend to qualify Units of the Trusts for sale in a number of states. Units will be sold at the current Public Offering Price.

Dealer Concessions.

Dealers and other selling agents can purchase Units at prices which represent a concession or agency commission of 65% of the then current maximum sales charge.

                   Expenses and Charges

As Sponsor, we will receive a fee from FT 500 and FT 548 for creating and developing the Trusts, including determining each Trust's objectives, policies, composition and size, selecting service providers and information services and for providing other similar administrative and ministerial functions. The "creation and development fee" is accrued (and becomes a liability of each Trust) on a daily basis. The dollar amount of the creation and development fee accrued each day, which will vary with fluctuations in a Trust's net asset value, is determined by multiplying the net asset value of the Trust on that day by 1/365 of the annual creation and development fee of .35% for each Trust. The total amount of any accrued but unpaid creation and development fee is paid to the Sponsor on a monthly basis from the assets of your Trust. If you redeem your Units, you will only be responsible for any accrued and unpaid creation and development fee through the date of redemption. In connection with the creation and development fee, in no event will the Sponsor collect more than .55% of a Unit holder's initial investment. We do not use this fee to pay distribution expenses or as compensation for sales efforts.

             Income and Capital Distributions

Distribution Reinvestment Option. You may elect to have each distribution of income and/or capital reinvested into additional Units of your Trust by notifying the Trustee at least 10 days before any Record Date. Each later distribution of income and/or capital on your Units will be reinvested by the Trustee into additional Units of your Trust. This option may not be available in all states. PLEASE NOTE THAT EVEN IF YOU REINVEST DISTRIBUTIONS, THEY ARE STILL CONSIDERED DISTRIBUTIONS FOR INCOME TAX PURPOSES.

                     Other Information

Supplemental Information.

If you write or call the Sponsor, you will receive free of charge supplemental information about this Series, which has been filed with the SEC and to which we have referred throughout. This information states more specific details concerning the nature, structure and risks of this product.

                             First Trust(R)

                   Financial Services Portfolio Series
                      Financial Growth Trust Series
                        Financials Portfolio Series

                                FT Series
               The First Trust(R) Special Situations Trust

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                                 Sponsor:

                       First Trust Portfolios L.P.

                          1001 Warrenville Road
                          Lisle, Illinois 60532
                             1-630-241-4141

                                 Trustee:

                          The Bank of New York

                           101 Barclay Street
                        New York, New York 10286
                              1-800-813-3074
                         24-Hour Pricing Line:
                              1-800-446-0132

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

     PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

                             First Trust(R)

                   Financial Services Portfolio Series
                      Financial Growth Trust Series
                        Financials Portfolio Series

                              The FT Series
               The First Trust(R) Special Situations Trust

                         Information Supplement

This Information Supplement provides additional information concerning the structure, operations and risks of unit investment trusts ("Trusts") contained in the Trusts not found in the prospectus. This Information Supplement is not a prospectus and does not include all of the information that a prospective investor should consider before investing in a Trust. This Information Supplement should be read in conjunction with the prospectus for the Trust in which an investor is considering investing ("prospectus").

This Information Supplement is dated March 30, 2007. Capitalized terms have been defined in the prospectus.

                            Table of Contents

Risk Factors
   Securities                                                  1
   Dividends                                                   1
   Foreign Issuers                                             1
Concentration
   Financial Services                                          2

Risk Factors

Securities. An investment in Units should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the Securities or the general condition of the relevant stock market may worsen, and the value of the Securities and therefore the value of the Units may decline. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value, as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Both U.S. and foreign markets have experienced substantial volatility and significant declines recently as a result of certain or all of these factors.

Dividends. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy.

Foreign Issuers. Since certain of the Securities included in the Trusts consist of securities of foreign issuers, an investment in the Trusts involves certain investment risks that are different in some respects from an investment in a trust which invests entirely in the securities of domestic issuers. These investment risks include future political or governmental restrictions which might adversely affect the payment or receipt of payment of dividends on the relevant Securities, the possibility that the financial condition of the issuers of the Securities may become impaired or that the general condition of the relevant stock market may worsen (both of which would contribute directly to a decrease in the value of the Securities and thus in the value of the Units), the limited liquidity and relatively small market capitalization of the relevant securities market, expropriation or confiscatory taxation, economic uncertainties and foreign currency devaluations and fluctuations. In addition, for foreign issuers that are not subject to the reporting requirements of the Securities Exchange Act of 1934, there may be less publicly available information than is available from a domestic issuer. Also, foreign issuers are not necessarily subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic issuers. The securities of many foreign issuers are less liquid and their prices more volatile than securities of comparable domestic issuers. In addition, fixed brokerage commissions and other transaction costs on foreign securities exchanges are generally higher than in the United States and there is generally less government supervision and regulation of exchanges, brokers and issuers in foreign countries than there is in the United States. However, due to the nature of the issuers of the Securities selected for the Trusts, the Sponsor believes that adequate information will be available to allow the Supervisor to provide portfolio surveillance for the Trusts.

Securities issued by non-U.S. issuers generally pay dividends in foreign currencies and are principally traded in foreign currencies. Therefore, there is a risk that the United States dollar value of these securities will vary with fluctuations in the U.S. dollar foreign exchange rates for the various Securities.

On the basis of the best information available to the Sponsor at the present time, none of the Securities in the Trusts are subject to exchange control restrictions under existing law which would materially interfere with payment to the Trusts of dividends due on, or proceeds from the sale of, the Securities. However, there can be no assurance that exchange control regulations might not be adopted in the future which might adversely affect payment to the Trusts. The adoption of exchange control regulations and other legal restrictions could have an adverse impact on the marketability of international securities in the Trusts and on the ability of the Trusts to satisfy its obligation to redeem Units tendered to the Trustee for redemption. In addition, restrictions on the settlement of transactions on either the purchase or sale side, or both, could cause delays or increase the costs associated with the purchase and sale of the foreign Securities and correspondingly could affect the price of the Units.

Investors should be aware that it may not be possible to buy all Securities at the same time because of the unavailability of any Security, and restrictions applicable to the Trusts relating to the purchase of a Security by reason of the federal securities laws or otherwise.

Foreign securities generally have not been registered under the Securities Act of 1933 and may not be exempt from the registration requirements of such Act. Sales of non-exempt Securities by a Trust in the United States securities markets are subject to severe restrictions and may not be practicable. Accordingly, sales of these Securities by the Trusts will generally be effected only in foreign securities markets. Although the Sponsor does not believe that the Trusts will encounter obstacles in disposing of the Securities, investors should realize that the Securities may be traded in foreign countries where the securities markets are not as developed or efficient and may not be as liquid as those in the United States. The value of the Securities will be adversely affected if trading markets for the Securities are limited or absent.

Concentration

Financial Services. An investment in Units of the Trusts should be made with an understanding of the problems and risks inherent in the bank and financial services sector in general.

Banks, thrifts and their holding companies are especially subject to the adverse effects of economic recession, volatile interest rates, portfolio concentrations in geographic markets and in commercial and residential real estate loans, and competition from new entrants in their fields of business. Banks and thrifts are highly dependent on net interest margin. Recently, bank profits have come under pressure as net interest margins have contracted, but volume gains have been strong in both commercial and consumer products. There is no certainty that such conditions will continue. Bank and thrift institutions had received significant consumer mortgage fee income as a result of activity in mortgage and refinance markets. As initial home purchasing and refinancing activity subsided, this income diminished. Economic conditions in the real estate markets, which have been weak in the past, can have a substantial effect upon banks and thrifts because they generally have a portion of their assets invested in loans secured by real estate. Banks, thrifts and their holding companies are subject to extensive federal regulation and, when such institutions are state-chartered, to state regulation as well. Such regulations impose strict capital requirements and limitations on the nature and extent of business activities that banks and thrifts may pursue. Furthermore, bank regulators have a wide range of discretion in connection with their supervisory and enforcement authority and may substantially restrict the permissible activities of a particular institution if deemed to pose significant risks to the soundness of such institution or the safety of the federal deposit insurance fund. Regulatory actions, such as increases in the minimum capital requirements applicable to banks and thrifts and increases in deposit insurance premiums required to be paid by banks and thrifts to the Federal Deposit Insurance Corporation ("FDIC"), can negatively impact earnings and the ability of a company to pay dividends. Neither federal insurance of deposits nor governmental regulations, however, insures the solvency or profitability of banks or their holding companies, or insures against any risk of investment in the securities issued by such institutions.

The statutory requirements applicable to and regulatory supervision of banks, thrifts and their holding companies have increased significantly and have undergone substantial change in recent years. To a great extent, these changes are embodied in the Financial Institutions Reform, Recovery and Enforcement Act; enacted in August 1989, the Federal

Deposit Insurance Corporation Improvement Act of 1991, the Resolution
Trust Corporation Refinancing, Restructuring, and Improvement Act of
1991 and the regulations promulgated under these laws. Many of the regulations promulgated pursuant to these laws have only recently been finalized and their impact on the business, financial condition and prospects of the Securities in the Trusts' portfolios cannot be predicted with certainty. The Gramm-Leach-Bliley Act repealed most of the barriers set up by the 1933 Glass-Steagall Act which separated the banking, insurance and securities industries. Now banks, insurance companies and securities firms can merge to form one-stop financial conglomerates marketing a wide range of financial service products to investors. This legislation will likely result in increased merger activity and heightened competition among existing and new participants in the field. Efforts to expand the ability of federal thrifts to branch on an interstate basis have been initially successful through promulgation of regulations, and legislation to liberalize interstate banking has recently been signed into law. Under the legislation, banks will be able to purchase or establish subsidiary banks in any state, one year after the legislation's enactment. Since mid-1997, banks have been allowed to turn existing banks into branches. Consolidation is likely to continue. The Securities and Exchange
Commission and the Financial Accounting Standards Board require the expanded use of market value accounting by banks and have imposed rules requiring market accounting for investment securities held in trading accounts or available for sale. Adoption of additional such rules may result in increased volatility in the reported health of the industry, and mandated regulatory intervention to correct such problems.
Additional legislative and regulatory changes may be forthcoming. For example, the bank regulatory authorities have proposed substantial changes to the Community Reinvestment Act and fair lending laws, rules and regulations, and there can be no certainty as to the effect, if any, that such changes would have on the Securities in the Trusts' portfolios. In addition, from time to time the deposit insurance system is reviewed by Congress and federal regulators, and proposed reforms of that system could, among other things, further restrict the ways in which deposited moneys can be used by banks or reduce the dollar amount or number of deposits insured for any depositor. Such reforms could reduce profitability as investment opportunities available to bank institutions become more limited and as consumers look for savings vehicles other than bank deposits. Banks and thrifts face significant competition from other financial institutions such as mutual funds, credit unions, mortgage banking companies and insurance companies, and increased competition may result from legislative broadening of regional and national interstate banking powers as has been recently enacted.
Among other benefits, the legislation allows banks and bank holding companies to acquire across previously prohibited state lines and to consolidate their various bank subsidiaries into one unit. The Sponsor makes no prediction as to what, if any, manner of bank and thrift regulatory actions might ultimately be adopted or what ultimate effect such actions might have on the Trusts' portfolios.

The Federal Bank Holding Company Act of 1956 generally prohibits a bank holding company from (1) acquiring, directly or indirectly, more than 5% of the outstanding shares of any class of voting securities of a bank or bank holding company, (2) acquiring control of a bank or another bank holding company, (3) acquiring all or substantially all the assets of a bank, or (4) merging or consolidating with another bank holding company, without first obtaining Federal Reserve Board ("FRB") approval. In considering an application with respect to any such transaction, the FRB is required to consider a variety of factors, including the potential anti-competitive effects of the transaction, the financial condition and future prospects of the combining and resulting institutions, the managerial resources of the resulting institution, the convenience and needs of the communities the combined organization would serve, the record of performance of each combining organization under the Community Reinvestment Act and the Equal Credit Opportunity Act, and the prospective availability to the FRB of information appropriate to determine ongoing regulatory compliance with applicable banking laws. In addition, the federal Change In Bank Control Act and various state laws impose limitations on the ability of one or more individuals or other entities to acquire control of banks or bank holding companies.

The FRB has issued a policy statement on the payment of cash dividends by bank holding companies. In the policy statement, the FRB expressed its view that a bank holding company experiencing earnings weaknesses should not pay cash dividends which exceed its net income or which could only be funded in ways that would weaken its financial health, such as by borrowing. The FRB also may impose limitations on the payment of dividends as a condition to its approval of certain applications, including applications for approval of mergers and acquisitions. The Sponsor makes no prediction as to the effect, if any, such laws will have on the Securities or whether such approvals, if necessary, will be obtained.

Companies involved in the insurance industry are engaged in underwriting, reinsuring, selling, distributing or placing of property and casualty, life or health insurance. Other growth areas within the insurance industry include brokerage, reciprocals, claims processors and multiline insurance companies. Insurance company profits are affected by interest rate levels, general economic conditions, and price and marketing competition. Property and casualty insurance profits may also be affected by weather catastrophes and other disasters. Life and health insurance profits may be affected by mortality and morbidity rates. Individual companies may be exposed to material risks including reserve inadequacy and the inability to collect from reinsurance carriers. Insurance companies are subject to extensive governmental regulation, including the imposition of maximum rate levels, which may not be adequate for some lines of business. Proposed or potential tax law changes may also adversely affect insurance companies' policy sales, tax obligations, and profitability. In addition to the foregoing, profit margins of these companies continue to shrink due to the commoditization of traditional businesses, new competitors, capital expenditures on new technology and the pressures to compete globally.

In addition to the normal risks of business, companies involved in the insurance industry are subject to significant risk factors, including those applicable to regulated insurance companies, such as: (i) the inherent uncertainty in the process of establishing property-liability loss reserves, particularly reserves for the cost of environmental, asbestos and mass tort claims, and the fact that ultimate losses could materially exceed established loss reserves which could have a material adverse effect on results of operations and financial condition; (ii) the fact that insurance companies have experienced, and can be expected in the future to experience, catastrophe losses which could have a material adverse impact on their financial condition, results of operations and cash flow; (iii) the inherent uncertainty in the process of establishing property-liability loss reserves due to changes in loss payment patterns caused by new claims settlement practices; (iv) the need for insurance companies and their subsidiaries to maintain appropriate levels of statutory capital and surplus, particularly in light of continuing scrutiny by rating organizations and state insurance regulatory authorities, and in order to maintain acceptable financial strength or claims-paying ability rating; (v) the extensive regulation and supervision to which insurance companies' subsidiaries are subject, various regulatory initiatives that may affect insurance companies, and regulatory and other legal actions; (vi) the adverse impact that increases in interest rates could have on the value of an insurance company's investment portfolio and on the attractiveness of certain of its products; (vii) the need to adjust the effective duration of the assets and liabilities of life insurance operations in order to meet the anticipated cash flow requirements of its policyholder obligations; and
(vii) the uncertainty involved in estimating the availability of reinsurance and the collectibility of reinsurance recoverables.

The state insurance regulatory framework has, during recent years, come under increased federal scrutiny, and certain state legislatures have considered or enacted laws that alter and, in many cases, increase state authority to regulate insurance companies and insurance holding company systems. Further, the National Association of Insurance Commissioners ("NAIC") and state insurance regulators are re-examining existing laws and regulations, specifically focusing on insurance companies, interpretations of existing laws and the development of new laws. In addition, Congress and certain federal agencies have investigated the condition of the insurance industry in the United States to determine whether to promulgate additional federal regulation. The Sponsor is unable to predict whether any state or federal legislation will be enacted to change the nature or scope of regulation of the insurance industry, or what effect, if any, such legislation would have on the industry.

All insurance companies are subject to state laws and regulations that require diversification of their investment portfolios and limit the amount of investments in certain investment categories. Failure to comply with these laws and regulations would cause non-conforming investments to be treated as non-admitted assets for purposes of measuring statutory surplus and, in some instances, would require divestiture.

Environmental pollution clean-up is the subject of both federal and state regulation. By some estimates, there are thousands of potential waste sites subject to clean up. The insurance industry is involved in extensive litigation regarding coverage issues. The Comprehensive Environmental Response Compensation and Liability Act of 1980 ("Superfund") and comparable state statutes ("mini-Superfund") govern the clean-up and restoration by "Potentially Responsible Parties" ("PRP's"). Superfund and the mini-Superfunds ("Environmental Clean-up Laws or "ECLs") establish a mechanism to pay for clean-up of waste sites if PRP's fail to do so, and to assign liability to PRP's. The extent of liability to be allocated to a PRP is dependent on a variety of factors. The extent of clean-up necessary and the assignment of liability has not been fully established. The insurance industry is disputing many such claims. Key coverage issues include whether Superfund response costs are considered damages under the policies, when and how coverage is triggered, applicability of pollution exclusions, the potential for joint and several liability and definition of an occurrence. Similar coverage issues exist for clean up and waste sites not covered under Superfund. To date, courts have been inconsistent in their rulings on these issues. An insurer's exposure to liability with regard to its insureds which have been, or may be, named as PRPs is uncertain. Superfund reform proposals have been introduced in Congress, but none have been enacted. There can be no assurance that any Superfund reform legislation will be enacted or that any such legislation will provide for a fair, effective and cost-efficient system for settlement of Superfund related claims.

While current federal income tax law permits the tax-deferred accumulation of earnings on the premiums paid by an annuity owner and holders of certain savings-oriented life insurance products, no assurance can be given that future tax law will continue to allow such tax deferrals. If such deferrals were not allowed, consumer demand for the affected products would be substantially reduced. In addition, proposals to lower the federal income tax rates through a form of flat tax or otherwise could have, if enacted, a negative impact on the demand for such products.

Companies engaged in investment banking/brokerage and investment management include brokerage firms, broker/dealers, investment banks, finance companies and mutual fund companies. Earnings and share prices of companies in this industry are quite volatile, and often exceed the volatility levels of the market as a whole. Recently, ongoing consolidation in the industry and the strong stock market has benefited stocks which investors believe will benefit from greater investor and issuer activity. Major determinants of future earnings of these companies are the direction of the stock market, investor confidence, equity transaction volume, the level and direction of long-term and short-term interest rates, and the outlook for emerging markets. Negative trends in any of these earnings determinants could have a serious adverse effect on the financial stability, as well as the stock prices, of these companies. Furthermore, there can be no assurance that the issuers of the Securities included in the Financial Services Portfolios will be able to respond in a timely manner to compete in the rapidly developing marketplace. In addition to the foregoing, profit margins of these companies continue to shrink due to the commoditization of traditional businesses, new competitors, capital expenditures on new technology and the pressures to compete globally.

                     Pharmaceutical Portfolio Series
                   Pharmaceutical Growth Trust Series

                                FT Series
               The First Trust(R) Special Situations Trust

PROSPECTUS                                    NOTE: THIS PART THREE PROSPECTUS
Part Three                                               MAY ONLY BE USED WITH
Dated April 30, 2007                                     PART ONE AND PART TWO

Each Trust contains a diversified portfolio of common stocks
("Securities") issued by companies in the industry sector or investment focus for which the Trust is named. The objective of each Trust is to provide the potential for above-average capital appreciation.

  All Parts of the Prospectus Should be Retained for Future Reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                              FIRST TRUST (R)

                              1-800-621-1675

                        Portfolios

Objectives.

The objective of each Trust is to provide investors with the potential for above-average capital appreciation through an investment in a diversified portfolio of common stocks of companies in the industry sector or investment focus for which the Trust is named. A diversified portfolio helps to offset the risks normally associated with such an investment, although it does not eliminate them entirely. The companies selected for the Trusts have been researched and evaluated using database screening techniques, fundamental analysis, and the judgment of the Sponsor's research analysts.

Of course, as with any similar investments, there can be no guarantee that the objective of the Trusts will be achieved. See "Risk Factors" herein and in Part Two of this prospectus for a discussion of the risks of investing in the Trusts.

                       Risk Factors

Pharmaceutical Industry. Because more than 25% of each Trust is invested in pharmaceutical companies, these Trusts are considered to be concentrated in the pharmaceutical industry. A portfolio concentrated in a single industry may present more risks than a portfolio which is broadly diversified over several industries. Pharmaceutical companies are subject to changing government regulation, including price controls, national health insurance, managed care regulation and tax incentives or penalties related to medical insurance premiums, which could have a negative effect on the price and availability of their products and services. In addition, such companies face increasing competition from generic drug sales, the termination of their patent protection for certain drugs and technological advances which render their products or services obsolete. The research and development costs required to bring a drug to market are substantial and may include a lengthy review by the government, with no guarantee that the product will ever go to market or show a profit. In addition, the potential for an increased amount of required disclosure of proprietary scientific information could negatively impact the competitive position of these companies. Many of these companies may not offer certain drugs or products for several years, and as a result, may have significant losses of revenue and earnings.

                     Public Offering

Discounts for Certain Persons.

For all Trusts except FT 500, FT 549, FT 594, FT 654, FT 802, FT 867, FT 927 and FT 996, if you invest at least $50,000 (except if you are purchasing for "Fee Accounts" as described in Part Two of this prospectus), the maximum sales charge is reduced, as follows:

                                       Your maximum
If you invest                          sales charge
(in thousands):*                       will be:
_________________                      ____________
$50 but less than $100                 4.25%
$100 but less than $250                4.00%
$250 but less than $500                3.50%
$500 or more                           2.50%

For FT 500 and FT 549:

                                       Your maximum
                                       transactional
If you invest                          sales charge
(in thousands):*                       will be:
_________________                      _____________
$50 but less than $100                 4.15%
$100 but less than $250                3.90%
$250 but less than $500                3.40%
$500 but less than $1,000              2.40%
$1,000 or more                         1.50%

For FT 594 and FT 654:

                                       Your maximum
If you invest                          sales charge
(in thousands):*                       will be:
_________________________              ____________
$50 but less than $100                 4.60%
$100 but less than $250                4.35%
$250 but less than $500                3.85%
$500 but less than $1,000              2.85%
$1,000 or more                         1.95%

For FT 802, FT 867, FT 927 and FT 996:

                               Your maximum     Dealer
If you invest                  sales charge     concession
(in thousands):*               will be:         will be:
_______________________        _________        ________
$50 but less than $100         4.70%            3.35%
$100 but less than $250        4.45%            3.25%
$250 but less than $500        3.95%            2.75%
$500 but less than $1,000      2.95%            2.00%
$1,000 or more                 2.05%            1.25%

* The breakpoints will be adjusted to take into consideration purchase orders stated in dollars which cannot be completely fulfilled due to the requirement that only whole Units be issued.

The reduced sales charge for quantity purchases will apply only to purchases made by the same person on any one day from any one dealer. In addition, we will consider Units you purchase in the name of your spouse or your child under 21 years of age to be purchases by you for determining the reduced sales charge. The reduced sales charges will also apply to a trustee or other fiduciary purchasing Units for a single trust estate or single fiduciary account. You must inform your dealer of any combined purchases before the sale in order to be eligible for the reduced sales charge. Any reduced sales is the responsibility of the party making the sale.

The following persons may purchase Units at the Public Offering Price less the applicable dealer concession:

- Employees, officers and directors of the Sponsor, our related companies and dealers.

- Immediate family members of the above (spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law, daughters-in-law, brothers-in-law and sisters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons).

                   Distribution of Units

We intend to qualify Units of the Trusts for sale in a number of states. Units will be sold at the current Public Offering Price.

Dealer Concessions.

Dealers and other selling agents can purchase Units at prices which represent a concession or agency commission of 65% of the then current maximum sales charge.

                   Expenses and Charges

In addition to the expenses and charges listed in Part Two of this prospectus, as Sponsor, we will receive a fee from FT 500 and FT 549 for creating and developing the Trusts, including determining each Trust's objectives, policies, composition and size, selecting service providers and information services and for providing other similar administrative and ministerial functions. The "creation and development fee" is accrued (and becomes a liability of each Trust) on a daily basis. The dollar amount of the creation and development fee accrued each day, which will vary with fluctuations in a Trust's net asset value, is determined by multiplying the net asset value of the Trust on that day by 1/365 of the annual creation and development fee of .35% for each Trust. The total amount of any accrued but unpaid creation and development fee is paid to the Sponsor on a monthly basis from the assets of your Trust. If you redeem your Units, you will only be responsible for any accrued and unpaid creation and development fee through the date of redemption. In connection with the creation and development fee, in no event will the Sponsor collect more than .55% of a Unit holder's initial investment. We do not use this fee to pay distribution expenses or as compensation for sales efforts.

             Income and Capital Distributions

Distribution Reinvestment Option. You may elect to have each distribution of income and/or capital reinvested into additional Units of your Trust by notifying the Trustee at least 10 days before any Record Date. Each later distribution of income and/or capital on your Units will be reinvested by the Trustee into additional Units of your Trust. This option may not be available in all states. PLEASE NOTE THAT EVEN IF YOU REINVEST DISTRIBUTIONS, THEY ARE STILL CONSIDERED DISTRIBUTIONS FOR INCOME TAX PURPOSES.

                     Other Information

Supplemental Information.

If you write or call the Sponsor, you will receive free of charge supplemental information about this Series, which has been filed with the SEC and to which we have referred throughout. This information states more specific details concerning the nature, structure and risks of this product.

                             First Trust(R)

                     Pharmaceutical Portfolio Series
                   Pharmaceutical Growth Trust Series

                                FT Series
               The First Trust(R) Special Situations Trust

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                                Sponsor:

                       First Trust Portfolios L.P.

                          1001 Warrenville Road
                          Lisle, Illinois 60532
                             1-630-241-4141

                                Trustee:

                          The Bank of New York

                           101 Barclay Street
                        New York, New York 10286
                              1-800-813-3074
                         24-Hour Pricing Line:
                              1-800-446-0132

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

     PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

                             First Trust(R)

                     Pharmaceutical Portfolio Series
                   Pharmaceutical Growth Trust Series

                              The FT Series
               The First Trust(R) Special Situations Trust

                         Information Supplement

This Information Supplement provides additional information concerning the structure, operations and risks of unit investment trusts ("Trusts") contained in the Trusts not found in the prospectus. This Information Supplement is not a prospectus and does not include all of the information that a prospective investor should consider before investing in a Trust. This Information Supplement should be read in conjunction with the prospectus for the Trust in which an investor is considering investing ("prospectus").

This Information Supplement is dated April 30, 2007. Capitalized terms have been defined in the prospectus.

                            Table of Contents

Risk Factors
   Securities                                                  1
   Dividends                                                   1
   Foreign Issuers                                             1
Concentration
   Pharmaceutical                                              2

Risk Factors

Securities. An investment in Units should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the Securities or the general condition of the relevant stock market may worsen, and the value of the Securities and therefore the value of the Units may decline. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value, as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Both U.S. and foreign markets have experienced substantial volatility and significant declines recently as a result of certain or all of these factors.

Dividends. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy.

Foreign Issuers. Since certain of the Securities included in the Trusts consist of securities of foreign issuers, an investment in the Trusts involves certain investment risks that are different in some respects from an investment in a trust which invests entirely in the securities of domestic issuers. These investment risks include future political or governmental restrictions which might adversely affect the payment or receipt of payment of dividends on the relevant Securities, the possibility that the financial condition of the issuers of the Securities may become impaired or that the general condition of the relevant stock market may worsen (both of which would contribute directly to a decrease in the value of the Securities and thus in the value of the Units), the limited liquidity and relatively small market capitalization of the relevant securities market, expropriation or confiscatory taxation, economic uncertainties and foreign currency devaluations and fluctuations. In addition, for foreign issuers that are not subject to the reporting requirements of the Securities Exchange Act of 1934, there may be less publicly available information than is available from a domestic issuer. Also, foreign issuers are not necessarily subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic issuers. The securities of many foreign issuers

Page 1

are less liquid and their prices more volatile than securities of comparable domestic issuers. In addition, fixed brokerage commissions and other transaction costs on foreign securities exchanges are generally higher than in the United States and there is generally less government supervision and regulation of exchanges, brokers and issuers in foreign countries than there is in the United States. However, due to the nature of the issuers of the Securities selected for the Trusts, the Sponsor believes that adequate information will be available to allow the Supervisor to provide portfolio surveillance for the Trusts.

Securities issued by non-U.S. issuers generally pay dividends in foreign currencies and are principally traded in foreign currencies. Therefore, there is a risk that the United States dollar value of these securities will vary with fluctuations in the U.S. dollar foreign exchange rates for the various Securities.

On the basis of the best information available to the Sponsor at the present time, none of the Securities in the Trusts are subject to exchange control restrictions under existing law which would materially interfere with payment to the Trusts of dividends due on, or proceeds from the sale of, the Securities. However, there can be no assurance that exchange control regulations might not be adopted in the future which might adversely affect payment to the Trusts. The adoption of exchange control regulations and other legal restrictions could have an adverse impact on the marketability of international securities in the Trusts and on the ability of the Trusts to satisfy its obligation to redeem Units tendered to the Trustee for redemption. In addition, restrictions on the settlement of transactions on either the purchase or sale side, or both, could cause delays or increase the costs associated with the purchase and sale of the foreign Securities and correspondingly could affect the price of the Units.

Investors should be aware that it may not be possible to buy all Securities at the same time because of the unavailability of any Security, and restrictions applicable to the Trusts relating to the purchase of a Security by reason of the federal securities laws or otherwise.

Foreign securities generally have not been registered under the Securities Act of 1933 and may not be exempt from the registration requirements of such Act. Sales of non-exempt Securities by a Trust in the United States securities markets are subject to severe restrictions and may not be practicable. Accordingly, sales of these Securities by the Trusts will generally be effected only in foreign securities markets. Although the Sponsor does not believe that the Trusts will encounter obstacles in disposing of the Securities, investors should realize that the Securities may be traded in foreign countries where the securities markets are not as developed or efficient and may not be as liquid as those in the United States. The value of the Securities will be adversely affected if trading markets for the Securities are limited or absent.

Concentration

Pharmaceutical. An investment in Units of the Trusts should be made with an understanding of the problems and risks such an investment may entail. Companies involved in advanced medical devices and instruments, drugs and biotech have potential risks unique to their sector of the healthcare field. These companies are subject to governmental regulation of their products and services, a factor which could have a significant and possibly unfavorable effect on the price and availability of such products or services. Furthermore, such companies face the risk of increasing competition from new products or services, generic drug sales, the termination of patent protection for drug or medical supply products and the risk that technological advances will render their products obsolete. The research and development costs of bringing a drug to market are substantial, and include lengthy governmental review processes with no guarantee that the product will ever come to market. Many of these companies may have losses and may not offer certain products for several years. Such companies may also have persistent losses during a new product's transition from development to production, and revenue patterns may be erratic.

As the population of the United States ages, the companies involved in the healthcare field will continue to search for and develop new drugs, medical products and medical services through advanced technologies and diagnostics. On a worldwide basis, such companies are involved in the development and distributions of drugs, vaccines, medical products and medical services. These activities may make the biotechnology/pharmaceuticals sector very attractive for investors seeking the potential for growth in their investment portfolio. However, there are no assurances that the Trusts' objectives will be met.

Legislative proposals concerning healthcare are proposed in Congress from time to time. These proposals span a wide range of topics, including cost and price controls (which might include a freeze on the prices of prescription drugs). The Sponsor is unable to predict the effect of any of these proposals, if enacted, on the issuers of Securities in the Trusts.

Page 2


                    Precious Metals Portfolio Series

                                FT Series

PROSPECTUS                                     NOTE: THIS PART THREE PROSPECTUS
Part Three                                                MAY ONLY BE USED WITH
Dated April 30, 2007                                      PART ONE AND PART TWO

Each Trust contains a diversified portfolio of common stocks
("Securities") issued by companies in the precious metals industry. The objective of each Trust is to provide the potential for above-average capital appreciation.

  All Parts of the Prospectus Should be Retained for Future Reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             First Trust(R)

                             1-800-621-1675

                        Portfolios

Objectives.

The objective of each Trust is to provide the potential for above average capital appreciation through an investment in common stocks issued by companies in the precious metals industry.

Of course, as with any similar investments, there can be no guarantee that the objective of the Trusts will be achieved. See "Risk Factors" in Part Two of this prospectus for a discussion of the risks of investing in the Trusts.

                       Risk Factors

Precious Metals Industry. Because more than 25% of each Trust is invested in Securities issued by companies in the precious metals industry, the Trusts are considered to be concentrated in the precious metals industry. A portfolio concentrated in a single industry may present more risks than a portfolio which is broadly diversified over several industries. Companies in the precious metals industry are subject to risks associated with the exploration, development and production of precious metals including competition for land, difficulties in obtaining required governmental approval to mine land, inability to raise adequate capital, increases in production costs and political unrest in nations where sources of precious metals are located. In addition, the price of gold and other precious metals is subject to wide fluctuations and may be influenced by limited markets, fabricator demand, expected inflation, return on assets, central bank demand and availability of substitutes.

                      Public Offering

Discounts for Certain Persons.

If you invest at least $50,000 (except if you are purchasing for "Fee Accounts" as described in Part Two of this prospectus), the sales charge is reduced as described below.

                               Your maximum     Dealer
If you invest                  sales charge     concession
(in thousands):*               will be:         will be:
_______________________        _________        ________
$50 but less than $100         4.70%            3.35%
$100 but less than $250        4.45%            3.25%
$250 but less than $500        3.95%            2.75%
$500 but less than $1,000      2.95%            2.00%
$1,000 or more                 2.05%            1.25%

* The breakpoints will be adjusted to take into consideration purchase orders stated in dollars which cannot be completely fulfilled due to the requirement that only whole Units be issued.

The reduced sales charge for quantity purchases will apply only to purchases made by the same person on any one day from any one dealer. In addition, we will also consider Units you purchase in the name of your spouse or child under 21 years of age to be purchases by you. The reduced sales charge will also apply to a trustee or other fiduciary purchasing Units for a single trust estate or single fiduciary account. You must inform your dealer of any combined purchases before the sale in order to be eligible for a reduced sales charge.

The following persons may purchase Units at the Public Offering Price less the applicable dealer concession:

- Employees, officers and directors of the Sponsor, our related companies and dealers.

- Immediate family members of the above (spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law, daughters-in-law, brothers-in-law and sisters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons).

                   Distribution of Units

We intend to qualify Units of the Trusts for sale in a number of states. All Units will be sold at the then current Public Offering Price.

Dealer Concessions.

Dealers and other selling agents can purchase Units at prices which represent a concession or agency commission of 65% of the then current maximum sales charge.

            Income and Capital Distributions

Distribution Reinvestment Option. You may elect to have each distribution of income and/or capital reinvested into additional Units of your Trust by notifying the Trustee at least 10 days before any Record Date. Each later distribution of income and/or capital on your Units will be reinvested by the Trustee into additional Units of your Trust. This option may not be available in all states. PLEASE NOTE THAT EVEN IF YOU REINVEST DISTRIBUTIONS, THEY ARE STILL CONSIDERED DISTRIBUTIONS FOR INCOME TAX PURPOSES.

                     Other Information

Supplemental Information.

If you write or call the Sponsor, you will receive free of charge supplemental information about this Series, which has been filed with the SEC and to which we have referred throughout. This information states more specific details concerning the nature, structure and risks of this product.

                             First Trust(R)

                    Precious Metals Portfolio Series

                                FT Series

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                                Sponsor:

                       First Trust Portfolios L.P.

                          1001 Warrenville Road
                          Lisle, Illinois 60532
                             1-630-241-4141

                                Trustee:

                          The Bank of New York

                           101 Barclay Street
                        New York, New York 10286
                             1-800-813-3074
                          24-Hour Pricing Line:
                              1-800-446-0132

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

     PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

                              First Trust(R)

                     Precious Metals Portfolio Series

                               The FT Series

                           Information Supplement

This Information Supplement provides additional information concerning the structure, operations and risks of unit investment trusts ("Trusts") contained in the Trusts not found in the prospectus. This Information Supplement is not a prospectus and does not include all of the information that a prospective investor should consider before investing in a Trust. This Information Supplement should be read in conjunction with the prospectus for the Trust in which an investor is considering investing ("prospectus").

This Information Supplement is dated April 30, 2007. Capitalized terms have been defined in the prospectus.

                            Table of Contents

Risk Factors
   Securities                                                  1
   Dividends                                                   1
   Foreign Issuers                                             1
Concentration
   Precious Metals Industry                                    2

Risk Factors

Securities. An investment in Units should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the Securities or the general condition of the relevant stock market may worsen, and the value of the Securities and therefore the value of the Units may decline. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value, as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Both U.S. and foreign markets have experienced substantial volatility and significant declines recently as a result of certain or all of these factors.

Dividends. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy.

Foreign Issuers. Since certain of the Securities included in the Trusts consist of securities of foreign issuers, an investment in a Trust involves certain investment risks that are different in some respects from an investment in a trust which invests entirely in the securities of domestic issuers. These investment risks include future political or governmental restrictions which might adversely affect the payment or receipt of payment of dividends on the relevant Securities, the possibility that the financial condition of the issuers of the Securities may become impaired or that the general condition of the relevant stock market may worsen (both of which would contribute directly to a decrease in the value of the Securities and thus in the value of the Units), the limited liquidity and relatively small market capitalization of the relevant securities market, expropriation or confiscatory taxation, economic uncertainties and foreign currency devaluations and fluctuations. In addition, for foreign issuers that are not subject to the reporting requirements of the Securities Exchange Act of 1934, there may be less publicly available information than is available from a domestic issuer. Also, foreign issuers are not necessarily subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic issuers. The securities of many foreign issuers

Page 1

are less liquid and their prices more volatile than securities of comparable domestic issuers. In addition, fixed brokerage commissions and other transaction costs on foreign securities exchanges are generally higher than in the United States and there is generally less government supervision and regulation of exchanges, brokers and issuers in foreign countries than there is in the United States. However, due to the nature of the issuers of the Securities selected for a Trust, the Sponsor believes that adequate information will be available to allow the Supervisor to provide portfolio surveillance for the Trusts.

Securities issued by non-U.S. issuers generally pay dividends in foreign currencies and are principally traded in foreign currencies. Therefore, there is a risk that the U.S. dollar value of these securities will vary with fluctuations in the U.S. dollar foreign exchange rates for the various Securities.

On the basis of the best information available to the Sponsor at the present time, none of the Securities in the Trusts are subject to exchange control restrictions under existing law which would materially interfere with payment to a Trust of dividends due on, or proceeds from the sale of, the Securities. However, there can be no assurance that exchange control regulations might not be adopted in the future which might adversely affect payment to a Trust. The adoption of exchange control regulations and other legal restrictions could have an adverse impact on the marketability of international securities in the Trusts and on the ability of a Trust to satisfy its obligation to redeem Units tendered to the Trustee for redemption. In addition, restrictions on the settlement of transactions on either the purchase or sale side, or both, could cause delays or increase the costs associated with the purchase and sale of the foreign Securities and correspondingly could affect the price of the Units.

Investors should be aware that it may not be possible to buy all Securities at the same time because of the unavailability of any Security, and restrictions applicable to the Trusts relating to the purchase of a Security by reason of the federal securities laws or otherwise.

Foreign securities generally have not been registered under the Securities Act of 1933 and may not be exempt from the registration requirements of such Act. Sales of non-exempt Securities by the Trusts in the United States securities markets are subject to severe restrictions and may not be practicable. Accordingly, sales of these Securities by a Trust will generally be effected only in foreign securities markets. Although the Sponsor does not believe that the Trusts will encounter obstacles in disposing of the Securities, investors should realize that the Securities may be traded in foreign countries where the securities markets are not as developed or efficient and may not be as liquid as those in the United States. The value of the Securities will be adversely affected if trading markets for the Securities are limited or absent.

Concentration

Precious Metals Industry. An investment in Units of the Trusts should be made with an understanding of the risks involved in investing in the precious metals industry. Companies in the precious metals industry are subject to risks associated with the exploration, development and production of precious metals including competition for land, difficulties in obtaining required governmental approval to mine land, inability to raise adequate capital, increases in production costs and political unrest in nations where sources of precious metals are located. In addition, the price of gold and other precious metals is subject to wide fluctuations and may be influenced by limited markets, fabricator demand, expected inflation, return on assets, central bank demand and availability of substitutes.

Page 2


                       Technology Portfolio Series
                     Technology Growth Trust Series

                                FT Series
               The First Trust(R) Special Situations Trust

PROSPECTUS                                     NOTE: THIS PART THREE PROSPECTUS
Part Three                                                MAY ONLY BE USED WITH
Dated April 30, 2007                                      PART ONE AND PART TWO

Each Trust contains a diversified portfolio of common stocks
("Securities") issued by companies in the industry sector or investment focus for which the Trust is named. The objective of each Trust is to provide the potential for above-average capital appreciation.

  All Parts of the Prospectus Should be Retained for Future Reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                            FIRST TRUST (R)

                            1-800-621-1675

                        Portfolios

Objectives.

The objective of each Trust is to provide investors with the potential for above-average capital appreciation through an investment in a diversified portfolio of common stocks of companies in the industry sector or investment focus for which the Trust is named. A diversified portfolio helps to offset the risks normally associated with such an investment, although it does not eliminate them entirely. The companies selected for the Trusts have been researched and evaluated using database screening techniques, fundamental analysis, and the judgment of the Sponsor's research analysts.

Of course, as with any similar investments, there can be no guarantee that the objective of the Trusts will be achieved. See "Risk Factors" herein and in Part Two of this prospectus for a discussion of the risks of investing in the Trusts.

                       Risk Factors

Technology Industry. Because more than 25% of each Trust is invested in technology companies, these Trusts are considered to be concentrated in the technology industry. A portfolio concentrated in a single industry may present more risks than a portfolio which is broadly diversified over several industries. Technology companies are generally subject to the risks of rapidly changing technologies; short product life cycles; fierce competition; aggressive pricing and reduced profit margins; the loss of patent, copyright and trademark protections; cyclical market patterns; evolving industry standards and frequent new product introductions. Technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Technology company stocks, especially those which are Internet-related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance. Also, the stocks of many Internet companies have exceptionally high price-to-earnings ratios with little or no earnings histories.

                     Public Offering

Discounts for Certain Persons.

For all Trusts except FT 500, FT 548, FT 594, FT 654, FT 738, FT 802,
FT 867, FT 927 and FT 1093, if you invest at least $50,000 (except if you are purchasing for "Fee Accounts" as described in Part Two of this prospectus), the maximum sales charge is reduced, as follows:

                                       Your maximum
If you invest                          sales charge
(in thousands):*                       will be:
_________________                      _____________
$50 but less than $100                 4.25%
$100 but less than $250                4.00%
$250 but less than $500                3.50%
$500 or more                           2.50%

For FT 500 and FT 548:

                                       Your maximum
                                       transactional
If you invest                          sales charge
(in thousands):*                       will be:
_________________                      _____________
$50 but less than $100                 4.15%
$100 but less than $250                3.90%
$250 but less than $500                3.40%
$500 but less than $1 million          2.40%
$1 million or more                     1.50%

For FT 594 and FT 654:

                                       Your maximum
If you invest                          sales charge
(in thousands):*                       will be:
________________                       ____________
$50 but less than $100                 4.60%
$100 but less than $250                4.35%
$250 but less than $500                3.85%
$500 but less than $1,000              2.85%
$1,000 or more                         1.95%

For FT 738:

                                      Your maximum
If you invest                         sales charge
(in thousands):*                      will be:
________________                      ____________
$50 but less than $100                4.70%
$100 but less than $250               4.40%
$250 but less than $500               3.95%
$500 but less than $1,000             2.95%
$1,000 or more                        2.05%

For FT 802, FT 867, FT 927 and FT 1093:

                               Your maximum     Dealer
If you invest                  sales charge     concession
(in thousands):*               will be:         will be:
_______________________        _________        ________
$50 but less than $100         4.70%            3.35%
$100 but less than $250        4.45%            3.25%
$250 but less than $500        3.95%            2.75%
$500 but less than $1,000      2.95%            2.00%
$1,000 or more                 2.05%            1.25%

* The breakpoints will be adjusted to take into consideration purchase orders stated in dollars which cannot be completely fulfilled due to the requirement that only whole Units be issued.

The reduced sales charge for quantity purchases will apply only to purchases made by the same person on any one day from any one dealer. In addition, we will consider Units you purchase in the name of your spouse or your child under 21 years of age to be purchases by you for determining the reduced sales charge. The reduced sales charges will also apply to a trustee or other fiduciary purchasing Units for a single trust estate or single fiduciary account. You must inform your dealer of any combined purchases before the sale in order to be eligible for the reduced sales charge. Any reduced sales is the responsibility of the party making the sale.

The following persons may purchase Units at the Public Offering Price less the applicable dealer concession:

- Employees, officers and directors of the Sponsor, our related companies and dealers.

- Immediate family members of the above (spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law, daughters-in-law, brothers-in-law and sisters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons).

                   Distribution of Units

We intend to qualify Units of the Trusts for sale in a number of states. Units will be sold at the current Public Offering Price.

Dealer Concessions.

Dealers and other selling agents can purchase Units at prices which represent a concession or agency commission of 65% of the then current maximum sales charge.

                   Expenses and Charges

In addition to the expenses and charges listed in Part Two of this prospectus, as Sponsor we will receive a fee from FT 500 and FT 548 for creating and developing the Trusts, including determining each Trust's objectives, policies, composition and size, selecting service providers and information services and for providing other similar administrative and ministerial functions. The "creation and development fee" is accrued
(and becomes a liability of each Trust) on a daily basis. The dollar amount of the creation and development fee accrued each day, which will vary with fluctuations in a Trust's net asset value, is determined by multiplying the net asset value of the Trust on that day by 1/365 of the annual creation and development fee of .35% for each Trust. The total amount of any accrued but unpaid creation and development fee is paid to the Sponsor on a monthly basis from the assets of your Trust. If you redeem your Units, you will only be responsible for any accrued and unpaid creation and development fee through the date of redemption. In connection with the creation and development fee, in no event will the Sponsor collect more than .55% of a Unit holder's initial investment. We do not use this fee to pay distribution expenses or as compensation for sales efforts.

             Income and Capital Distributions

Distribution Reinvestment Option. You may elect to have each distribution of income and/or capital reinvested into additional Units of your Trust by notifying the Trustee at least 10 days before any Record Date. Each later distribution of income and/or capital on your Units will be reinvested by the Trustee into additional Units of your Trust. This option may not be available in all states. PLEASE NOTE THAT EVEN IF YOU REINVEST DISTRIBUTIONS, THEY ARE STILL CONSIDERED DISTRIBUTIONS FOR INCOME TAX PURPOSES.

                     Other Information

Supplemental Information.

If you write or call the Sponsor, you will receive free of charge supplemental information about this Series, which has been filed with the SEC and to which we have referred throughout. This information states more specific details concerning the nature, structure and risks of this product.

                             First Trust(R)

                       Technology Portfolio Series
                     Technology Growth Trust Series
                                FT Series
               The First Trust(R) Special Situations Trust

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                                 Sponsor:

                       First Trust Portfolios L.P.

                          1001 Warrenville Road
                          Lisle, Illinois 60532
                             1-630-241-4141

                                 Trustee:

                          The Bank of New York

                           101 Barclay Street
                        New York, New York 10286
                              1-800-813-3074
                         24-Hour Pricing Line:
                              1-800-446-0132

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

     PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

                             First Trust(R)

                       Technology Portfolio Series
                     Technology Growth Trust Series

                              The FT Series
               The First Trust(R) Special Situations Trust

                         Information Supplement

This Information Supplement provides additional information concerning the structure, operations and risks of unit investment trusts ("Trusts") contained in the Trusts not found in the prospectus. This Information Supplement is not a prospectus and does not include all of the information that a prospective investor should consider before investing in a Trust. This Information Supplement should be read in conjunction with the prospectus for the Trust in which an investor is considering investing ("prospectus").

This Information Supplement is dated March 30, 2007. Capitalized terms have been defined in the prospectus.

                            Table of Contents

Risk Factors
   Securities                                                  1
   Dividends                                                   1
   Foreign Issuers                                             1
Concentration
   Technology                                                  2

Risk Factors

Securities. An investment in Units should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the Securities or the general condition of the relevant stock market may worsen, and the value of the Securities and therefore the value of the Units may decline. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value, as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Both U.S. and foreign markets have experienced substantial volatility and significant declines recently as a result of certain or all of these factors.

Dividends. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy.

Foreign Issuers. Since certain of the Securities included in the Trusts consist of securities of foreign issuers, an investment in the Trusts involves certain investment risks that are different in some respects from an investment in a trust which invests entirely in the securities of domestic issuers. These investment risks include future political or governmental restrictions which might adversely affect the payment or receipt of payment of dividends on the relevant Securities, the possibility that the financial condition of the issuers of the Securities may become impaired or that the general condition of the relevant stock market may worsen (both of which would contribute directly to a decrease in the value of the Securities and thus in the value of the Units), the limited liquidity and relatively small market capitalization of the relevant securities market, expropriation or confiscatory taxation, economic uncertainties and foreign currency devaluations and fluctuations. In addition, for foreign issuers that are not subject to the reporting requirements of the Securities Exchange Act of 1934, there may be less publicly available information than is available from a domestic issuer. Also, foreign issuers are not necessarily subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic issuers. The securities of many foreign issuers are less liquid and their prices more volatile than securities of comparable domestic issuers. In addition, fixed brokerage commissions and other transaction costs on foreign securities exchanges are generally higher than in the United States and there is generally less government supervision and regulation of exchanges, brokers and issuers in foreign countries than there is in the United States. However, due to the nature of the issuers of the Securities selected for the Trusts, the Sponsor believes that adequate information will be available to allow the Supervisor to provide portfolio surveillance for the Trusts.

Securities issued by non-U.S. issuers generally pay dividends in foreign currencies and are principally traded in foreign currencies. Therefore, there is a risk that the United States dollar value of these securities will vary with fluctuations in the U.S. dollar foreign exchange rates for the various Securities.

On the basis of the best information available to the Sponsor at the present time, none of the Securities in the Trusts are subject to exchange control restrictions under existing law which would materially interfere with payment to the Trusts of dividends due on, or proceeds from the sale of, the Securities. However, there can be no assurance that exchange control regulations might not be adopted in the future which might adversely affect payment to the Trusts. The adoption of exchange control regulations and other legal restrictions could have an adverse impact on the marketability of international securities in the Trusts and on the ability of the Trusts to satisfy its obligation to redeem Units tendered to the Trustee for redemption. In addition, restrictions on the settlement of transactions on either the purchase or sale side, or both, could cause delays or increase the costs associated with the purchase and sale of the foreign Securities and correspondingly could affect the price of the Units.

Investors should be aware that it may not be possible to buy all Securities at the same time because of the unavailability of any Security, and restrictions applicable to the Trusts relating to the purchase of a Security by reason of the federal securities laws or otherwise.

Foreign securities generally have not been registered under the Securities Act of 1933 and may not be exempt from the registration requirements of such Act. Sales of non-exempt Securities by a Trust in the United States securities markets are subject to severe restrictions and may not be practicable. Accordingly, sales of these Securities by the Trusts will generally be effected only in foreign securities markets. Although the Sponsor does not believe that the Trusts will encounter obstacles in disposing of the Securities, investors should realize that the Securities may be traded in foreign countries where the securities markets are not as developed or efficient and may not be as liquid as those in the United States. The value of the Securities will be adversely affected if trading markets for the Securities are limited or absent.

Concentration

Technology. An investment in Units of the Trusts should be made with an understanding of the characteristics of the problems and risks such an investment may entail. Technology companies generally include companies involved in the development, design, manufacture and sale of computers and peripherals, software and services, data networking/communications equipment, internet access/information providers, semiconductors and semiconductor equipment and other related products, systems and services. The market for these products, especially those specifically related to the Internet, is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of the issuers of the Securities depends in substantial part on the timely and successful introduction of new products. An unexpected change in one or more of the technologies affecting an issuer's products or in the market for products based on a particular technology could have a material adverse affect on an issuer's operating results. Furthermore, there can be no assurance that the issuers of the Securities will be able to respond in a timely manner to compete in the rapidly developing marketplace.

Based on trading history of common stock, factors such as announcements of new products or development of new technologies and general conditions of the industry have caused and are likely to cause the market price of high-technology common stocks to fluctuate substantially. In addition, technology company stocks have experienced extreme price and volume fluctuations that often have been unrelated to the operating performance of such companies. This market volatility may adversely affect the market price of the Securities and therefore the ability of a Unit holder to redeem Units at a price equal to or greater than the original price paid for such Units.

Some key components of certain products of technology issuers are currently available only from single sources. There can be no assurance that in the future suppliers will be able to meet the demand for components in a timely and cost effective manner. Accordingly, an issuer's operating results and customer relationships could be adversely affected by either an increase in price for, or an interruption or reduction in supply of, any key components. Additionally, many technology issuers are characterized by a highly concentrated customer base consisting of a limited number of large customers who may require product vendors to comply with rigorous industry standards. Any failure to comply with such standards may result in a significant loss or reduction of sales. Because many products and technologies of technology companies are incorporated into other related products, such companies are often highly dependent on the performance of the personal computer, electronics and telecommunications industries. There can be no assurance that these customers will place additional orders, or that an issuer of Securities will obtain orders of similar magnitude as past orders from other customers. Similarly, the success of certain technology companies is tied to a relatively small concentration of products or technologies. Accordingly, a decline in demand of such products, technologies or from such customers could have a material adverse impact on issuers of the Securities.

Many technology companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by the issuers of the Securities to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such issuers' technology. In addition, due to the increasing public use of the Internet, it is possible that other laws and regulations may be adopted to address issues such as privacy, pricing, characteristics, and quality of Internet products and services. The adoption of any such laws could have a material adverse impact on the Securities in the Trusts.

Like many areas of technology, the semiconductor business environment is highly competitive, notoriously cyclical and subject to rapid and often unanticipated change. Recent industry downturns have resulted, in part, from weak pricing, persistent overcapacity, slowdown in Asian demand and a shift in retail personal computer sales toward the low end, or "sub- $1,000" segment. Industry growth is dependent upon several factors, including: the rate of global economic expansion; demand for products such as personal computers and networking and communications equipment; excess productive capacity and the resultant effect on pricing; and the rate of growth in the market for low-priced personal computers.

              CONTENTS OF POST-EFFECTIVE AMENDMENT
                    OF REGISTRATION STATEMENT


     This Post-Effective Amendment of Registration Statement comprises the following papers and documents:

                          The facing sheet

                          The prospectus

                          The signatures

                          The Consent of Independent Registered
                          Public Accounting Firm


                           SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant, FT 927 ENERGY PORTFOLIO, SERIES 16, EQUITY INCOME PORTFOLIO, SERIES 7, FINANCIALS PORTFOLIO, SERIES 17, PHARMACEUTICAL PORTFOLIO, SERIES 18, PRECIOUS METALS PORTFOLIO, SERIES 3 AND TECHNOLOGY PORTFOLIO, SERIES 21, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment of its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the Village of Lisle and State of Illinois on April 30, 2007.

                              FT 927
                              ENERGY PORTFOLIO, SERIES 16
                              EQUITY INCOME PORTFOLIO, SERIES 7
                              FINANCIALS PORTFOLIO, SERIES 17
                              PHARMACEUTICAL PORTFOLIO, SERIES 18
                              PRECIOUS METALS PORTFOLIO, SERIES 3
                              TECHNOLOGY PORTFOLIO, SERIES 21
                                    (Registrant)
                              By  FIRST TRUST PORTFOLIOS, L.P.
                                    (Depositor)


                              By  Jason T. Henry
                                  Senior Vice President


     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following person in the capacity and on the date indicated:

       NAME                TITLE*                 DATE

Judith M. Van Kampen      Director           )
                          of The Charger     )
                          Corporation, the   )April 30, 2007
                          General Partner of )
                          First Trust        )
                          Portfolios, L.P.   )

Karla M. Van Kampen-Pierre Director          )
                          of The Charger     )
                          Corporation, the   )Jason T. Henry
                          General Partner of )Attorney-in-Fact**
                          First Trust        )
                          Portfolios, L.P.   )

David G. Wisen            Director           )
                          of The Charger     )
                          Corporation, the   )
                          General Partner of )
                          First Trust        )
                          Portfolios, L.P.   )


       * The title of the person named herein represents his capacity in and relationship to First Trust Portfolios, L.P., Depositor.

       ** An executed copy of the related power of attorney was filed with the Securities and Exchange Commission in connection with the Amendment No. 1 to Form S-6 of FT 597 (File No. 333-76518) and the same is hereby incorporated herein by this reference.


    CONSENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

We consent to the use in this Post-Effective Amendment No. 2 to Registration Statement 333-121280 of our reports dated April 26, 2007, relating to the financial statements of FT 927, Energy Portfolio, Series 16; Equity Income Portfolio, Series 7;
Financials   Portfolio,  Series  17;  Pharmaceutical   Portfolio,
Series 18; Precious Metals Portfolio, Series 3 and Technology Portfolio, Series 21 appearing in the Prospectus, which is a part of such Registration Statement, and to the reference to us under the heading "Experts" in such Prospectus.






DELOITTE & TOUCHE LLP

Chicago, Illinois
April 26, 2007